As filed with the Securities and Exchange Commission on April 3, 2007

                                       Securities Act Registration No. 333-47162
                                       Investment Act Registration No. 811-05192



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

                      Pre-Effective Amendment No. ____                      [ ]

                      Post-Effective Amendment No. 11                       [X]

            REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No.128                              [X]

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-2
                                   Registrant

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                   Depositor
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                ROBERT G. LANGE
                 Vice President, Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                                  402-325-4249

Title of Securities Being Registered: Securities of Unit Investment Trust

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:


           [ ] on ___________ pursuant to paragraph a of Rule 485
           [ ] 60 days after filing pursuant to paragraph a of Rule 485
           [X] on April 30, 2007 pursuant to paragraph b of Rule 485
           [ ] immediately upon filing pursuant to paragraph b of Rule 485

           If appropriate, check the following box:
           [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Overture Medley! Flexible Premium Deferred Variable Annuity Policy

PROSPECTUS:  April 30, 2007
                                   Ameritas Variable Life Insurance Company Logo
                                                                 A UNIFI Company
OVERTURE MEDLEY! SM

Flexible Premium
Deferred Variable Annuity Policy
                  Ameritas Variable Life Insurance Company Separate Account VA-2

         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides a menu of optional features for you to select from to meet your particular needs; ask your sales representative or us which of these are available in your state. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

         You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in these non-publicly traded portfolios:

AIM FUNDS                               CALVERT PORTFOLIOS                    MFS
    AIM V.I. Dynamics - Series I            CVS Income                            New Discovery - Initial Class
ALGER - Class O                             CVS Social Balanced                   Strategic Income - Initial Class
    Alger American Balanced                 CVS Social Equity                     Utilities - Initial Class
AMERICAN CENTURY(R)                         CVS Social International Equity   SUMMIT
    VP Income & Growth                      CVS Social Mid Cap Growth             Nasdaq-100 Index
AMERITAS PORTFOLIOS                         CVS Social Small Cap Growth           Russell 2000 Small Cap Index
    Ameritas Core Strategies            DREYFUS                                   S&P MidCap 400 Index
    Ameritas Income & Growth                MidCap Stock - Service Shares     THIRD AVENUE
    Ameritas Index 500                  FIDELITY (R) (Service Class 2)            Third Avenue Value
    Ameritas MidCap Growth                  VIP Asset Manager SM              VAN KAMPEN
    Ameritas MidCap Value                   VIP Asset Manager: Growth (R)         Emerging Markets Equity - Class I
    Ameritas Money Market                   VIP Contrafund (R)                    Global Value Equity - Class I
    Ameritas Small Capitalization           VIP Equity-Income                     International Magnum - Class I
    Ameritas Small Company Equity           VIP Growth                            U.S. Real Estate - Class I
                                            VIP High Income
                                            VIP Investment Grade Bond
                                            VIP Overseas

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

     Optional features of the Policy include the Value+ Option. AVLIC will credit a bonus to your Policy value on all premium payments you make during the first nine Policy Years. Policy expenses are higher if optional features are selected. Expenses for the Value+ Option may exceed the credit you receive.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

     A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings," then "Companies," then type file number 333-47162), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the
                 Policy. Any representation to the contrary is a
                                criminal offense.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

             Ameritas Variable Life Insurance Company (we, us, our) Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                     1-800-745-1112. variable.ameritas.com

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                              variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Variable Life Insurance Company"

TABLE OF CONTENTS                                          Begin on Page
     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
         Policy Operation and Features
         Tax-Qualified Plans
     CHARGES.....................................................5
         Examples of Expenses
     FINANCIAL INFORMATION......................................10
     CHARGES EXPLAINED..........................................10
         Withdrawal Charge
         Mortality and Expense Risk Charge
         Administrative Charges
              Administrative Expense Fee, Annual Policy Fee
         Transfer Fee
         Tax Charges
         403(b) Tax Sheltered Annuity Charges
         Fees Charged by the Portfolios
         Value+ Option Charge
         Other Optional Feature Charges
         Waiver of Certain Charges
     INVESTMENT OPTIONS.........................................12
         Separate Account Variable Investment Options
              Adding, Deleting, or Substituting Variable Investment Options Fixed Account Fixed Interest Rate Option
         Transfers
         Third Party Services
         Disruptive Trading Procedures
         Systematic Transfer Programs:
              Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep Model Asset Allocation Program
         Value+ Option
     IMPORTANT POLICY PROVISIONS................................20
         Policy Application and Issuance
         Your Policy Value
              Separate Account Value, Fixed Account Value
         Telephone Transactions
         Death of Annuitant
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Policy Termination
         Optional Features
     POLICY DISTRIBUTIONS.......................................25
         Withdrawals
              Systematic Withdrawal Plan, Optional "Free" Withdrawal Features Loans
         Death Benefits
              Standard Death Benefit, Tables Illustrating Benefits Upon Death, Optional Death Benefit Features
         Annuity Income Benefits
     FEDERAL INCOME TAX MATTERS.................................33

     MISCELLANEOUS..............................................35
         About Our Company
         Distribution of the Policies
         Voting Rights
         Legal Proceedings

     APPENDIX A:  Accumulation Unit Values......................A:1
     APPENDIX B:  Tax-Qualified Plan Disclosures................B:1
     Thank You.  If You Have Questions,......................Last Page
     Statement of Additional Information Table of Contents...Last Page

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuity Date is the date annuity income payments are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, us, our, Ameritas, AVLIC -- Ameritas Variable Life Insurance Company.

Written Notice or Request -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at AVLIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

           This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain
         features described in this prospectus, may not be available in all states.

           If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents
              and disclosures for information about how some of the
               benefits and rights of the Policy may be affected.

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The OVERTURE MEDLEY! Policy is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. The Policy includes a menu of feature options for you to select from to meet your particular needs; not all will be available in all states. Associated charges are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate your premiums among a wide spectrum of investment options. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the annuitant's 85th birthday. During the annuity income period, we will make periodic payments to the annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the annuitant's entire life or for some other period. Some or all of each payment will be taxable.

         POLICY OPERATION AND FEATURES

Premiums.
o   Minimum initial premium: $25,000.
o Minimum additional premium: $1,000, or $50 per month if through a regularly billed program.
o Additional premiums will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o Withdrawal charges apply to withdrawals under the base Policy. Two optional "free withdrawal" features are available, for a charge. After a premium is received, withdrawal charges apply for 9 years or, for a charge, 7 years or 5 years.
o   Each withdrawal must be at least $250.

Annuity Income.
o   Several fixed annuity income options are available.

Death Benefit.
o A standard death benefit is paid upon the death of the Owner unless the guaranteed minimum death benefit is payable.

Optional Features.
o Optional features available are listed in the prospectus' IMPORTANT POLICY PROVISIONS section. Most can only be elected at Policy issue and only if you are then not older than age 70.

         TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuities, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES                             (x= Base Policy;  y = Optional Feature Fee)

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options.

--------------------------------------------------------------------------------------------------------------------
TRANSACTION FEES
--------------------------------------------------------------------------------------------------------------------
                                                                   Guaranteed Maximum Fees and Current Fees
--------------------------------------------------------------------------------------------------------------------
PREMIUM WITHDRAWAL CHARGES                                              Years since receipt of premium:
(deducted as a % of each premium withdrawn)
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
                                                          1     2     3     4     5     6    7     8     9     10+
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 x   9-Year Base Policy Withdrawal Charge                 8%    8%    8%    7%    7%   6%    5%    4%    2%    0%
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   7 Year Withdrawal Feature Charge                     7%    6%    5%    4%    3%   2%    1%    0%     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   5 Year Withdrawal Feature Charge                     7%    7%    6%    4%    2%   0%     -     -     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   403(b) TSA Endorsement 7 Year Withdrawal Charge      8%    8%    8%    7%    6%   5%    3%    0%     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------

                                                                                  -------------------- --------------------
                                                                                        Guaranteed
                                                                                          Maximum           Current Fees
                                                                                           Fees
--------------------------------------------------------------------------------  -------------------- --------------------
TRANSFER FEE (per transfer)
x    First 15 transfers per Policy Year                                                   NONE                NONE
x    Over 15 transfers in one Policy Year, we may charge ...                              $10                 $10
--------------------------------------------------------------------------------  -------------------- --------------------
STATE PREMIUM TAXES (rates vary by state)(1)                                                               0% to 3.5%
--------------------------------------------------------------------------------  -------------------- --------------------
LOAN ORIGINATION FEE
x    on Policies issued after 1/1/02 with the 403(b) Tax Sheltered Annuity                $40                 $25
     Endorsement
     (not applicable to Policies issued prior to 1/1/02 or in states where fee not approved).
     Waived if loan repayment is established on an automatic basis.
--------------------------------------------------------------------------------  -------------------- --------------------
         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

------------------------------------------------------------------------------------------------------ --------------------
ANNUAL FEES and EXPENSES
-------------------------------------------------------------------------------- --------------------- --------------------
                                                                                        Guaranteed
                                                                                          Maximum           Current Fees
                                                                                           Fees
--------------------------------------------------------------------------------  -------------------- --------------------
ANNUAL POLICY FEES
    Waived if Policy value is at least $50,000 on a Policy Anniversary.
--------------------------------------------------------------------------------  -------------------- --------------------
x    ANNUAL POLICY FEE                                                                    $40                   NONE
y    Optional MINIMUM INITIAL PREMIUM feature ANNUAL POLICY FEE                           $40                   $36
     Waived for 403(b) Policies issued with the 403(b) Minimum Initial Premium
     Rider in Policy Years when total annual net premium (premiums less withdrawals) is $2,000 or greater.
------------------------------------------------------------------------------------------------------ --------------------
ANNUAL WITHDRAWAL FEES
         Deducted monthly to equal the annual % shown.
--------------------------------------------------------------------------------  -------------------- --------------------
x    Base Policy Withdrawal Charge:                                                       NONE                NONE
y    ANNUAL FEES FOR OPTIONAL WITHDRAWAL CHARGE FEATURES:
y    7 Year Withdrawal Charge Feature                                                    0.40%               0.30%
y    5 Year Withdrawal Charge Feature                                                    0.60%               0.45%
y    403(b) Tax Sheltered Annuity Endorsement (2)                                        0.40%               0.20%
------------------------------------------------------------------------------------------------------ --------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
         Deducted daily from assets allocated to the Separate Account to equal the annual % shown.
--------------------------------------------------------------------------------  -------------------- --------------------
x  MORTALITY & EXPENSE RISK CHARGE                                                       0.75%               0.60%
x  ADMINISTRATIVE EXPENSE FEE                                                            0.25%               0.20%
------------------------------------------------------------------------------------------------------ --------------------

(1) Tax rates and timing of payment vary by state and may change. Currently we do not charge for state taxes other than premium taxes, although we reserve the right to levy charges for taxes or other economic burdens in the future. See the CHARGES EXPLAINED section.
(2) REQUIRED for 403(b) Policies issued after 1/1/02. 403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule applies in all states except TX, SC and WA; in those states the base Policy 9-Year Premium Withdrawal Charge schedule applies.

--------------------------------------------------------------------------------- ---------------- -----------------
MORE OPTIONAL RIDER/ENDORSEMENT FEATURE FEES
         Deducted monthly from Policy value to equal the annual % shown.
--------------------------------------------------------------------------------- ---------------- -----------------
                                                                                     Guaranteed
                                                                                      Maximum           Current
                                                                                        Fees             Fees
--------------------------------------------------------------------------------- ---------------- -----------------
y    MINIMUM INITIAL PREMIUM Feature                                                   0.55%            0.25%
     (waived if Policy value is at least $50,000)
--------------------------------------------------------------------------------- ---------------- -----------------
y    FREE WITHDRAWAL PRIVILEGE Features                                                0.15%            0.05%
     y   10% "Free" Withdrawal Feature
     y   Expanded "Free" Withdrawal Feature                                            0.40%            0.20%
--------------------------------------------------------------------------------- ---------------- -----------------
y    GUARANTEED MINIMUM DEATH BENEFIT Features                                         0.55%            0.25%
     y   1- Year "Periodic Step-Up" Guaranteed Minimum Death Benefit
     y   "5% Roll-Up" Guaranteed Minimum Death Benefit                                 0.75%            0.35%
     y   "Greater Of" Guaranteed Minimum Death Benefit                                 0.80%            0.37%
--------------------------------------------------------------------------------- ---------------- -----------------
y    ESTATE PROTECTION BENEFIT  ("EPB")                                                0.40%            0.20%
         Issue ages 0-70
         Issue ages 71-80                                                              0.80%            0.60%
--------------------------------------------------------------------------------- ---------------- -----------------
y    EXPANDED ESTATE PROTECTION BENEFIT ("EEPB")                                       0.45%            0.25%
         Issue ages 0-70
         Issue ages 71-80                                                              1.00%            0.80%
--------------------------------------------------------------------------------- ---------------- -----------------
y    403(b) TAX SHELTERED ANNUITY ENDORSEMENT (3)
--------------------------------------------------------------------------------- ---------------- -----------------
     y   TSA MINIMUM INITIAL PREMIUM RIDER                                             0.60%            0.35%
         Waived once Policy value is at least $50,000 on a Policy Year anniversary.
--------------------------------------------------------------------------------- ---------------- -----------------
     y   403(b) HARDSHIP WAIVER RIDER                                                  0.25%            0.15%
--------------------------------------------------------------------------------- ---------------- -----------------
     y   TSA NO WITHDRAWAL CHARGE RIDERS                                               0.45%            0.25%
         Large Case (Initial premium is $25,000 or greater.)
         Small Case (Initial premium is less than $25,000.)
             When Policy value is $50,000 or less ...                                  0.55%            0.30%
             Once Policy value exceeds $50,000 ...                                     0.45%            0.25%
--------------------------------------------------------------------------------- ---------------- -----------------
y    VALUE+ OPTION                                                                      0.55%           0.42%
--------------------------------------------------------------------------------- ---------------- -----------------
Total Cost of Highest Combination of Features (4)                                       3.80%           2.32%
--------------------------------------------------------------------------------------------------------------------


         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

------------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions                                                      0.38% (1)         1.86% (2)
------------------------------------------------------------------------------- -------------------- ------------------
After any Waivers and Reductions (explained in the footnotes to the Portfolio          0.36% (1)         1.86% (2)
Expenses Table at the end of this section)
------------------------------------------------------------------------------- -------------------- ------------------
(1) Ameritas Money Market Portfolio.
(2) CVS Social International Equity Portfolio.


(3) REQUIRED for 403(b) Policies issued after 1/1/02. 403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule in all states except TX, SC and WA; in those states the base Policy 9-Year Premium Withdrawal Charge schedule applies. Also includes loan feature, and waiver of withdrawal charge upon disability or separation from service after the ninth Policy Year anniversary.
(4) The Guaranteed Maximum Fees total consists of Mortality and Expense Risk Charge, Administrative Expense Fee, Minimum Initial Premium Feature, Expanded "Free" Withdrawal Feature, "Greater Of" Guaranteed Minimum Death Benefit, and Expanded Estate Protection Benefit.

-----------------------------------------------------------------------------------------------------------------------------
                                                                     Acquired
                                                                     Fund Fees      Total                     Total Expenses
Subaccount's underlying              Management  12b-1     Other        and       Portfolio   Waivers and   after waivers and
Portfolio Name                         Fees       Fees     Fees      Expenses       Fees      Reductions    reductions if any
---------------------------------------------- --------- --------- ------------ ------------ ------------- ------------------
AIM FUNDS(1)
AIM V.I. Dynamics - Series I        0.75%       -          0.38%    0.01% (2)     1.14%      0.01%           1.13% (3) (4)
ALGER - Class O
Alger American Balanced (5)         0.71%       -          0.15%      -           0.86%      0.04%           0.82% (6)
AMERICAN CENTURY(R)
VP Income & Growth                  0.70%       -            -        -           0.70%        -             0.70% (7)
AMERITAS PORTFOLIOS  (8), (9)
Ameritas Core Strategies            0.80%       -          0.14%      -           0.94%        -             0.94%(10)
Ameritas Income & Growth            0.675%      -          0.105%     -           0.78%        -             0.78%(10)
Ameritas Index 500 **               0.29%       -          0.17%      -           0.46%      0.08%           0.38%
Ameritas MidCap Growth              0.85%       -          0.18%      -           1.03%      0.09%           0.94%
Ameritas MidCap Value               0.97%       -          0.18%      -           1.15%        -             1.15%(10)
Ameritas Money Market               0.25%       -          0.13%      -           0.38%      0.02%           0.36%
Ameritas Small Capitalization       0.90%       -          0.27%      -           1.17%      0.17%           1.00%
Ameritas Small Company Equity       1.17%       -          0.40%      -           1.57%      0.24%           1.33%
CALVERT PORTFOLIOS
CVS Income                          0.70%       -          0.20%      -           0.90%        -             0.90% (10)
CVS Social Balanced                 0.70%       -          0.21%      -           0.91%        -             0.91% (10)
CVS Social Equity                   0.70%       -          0.45%      -           1.15%      0.07%           1.08% (8) (10)
CVS Social International Equity     1.10%       -          0.76%      -           1.86%        -             1.86% (10)
CVS Social Mid Cap Growth           0.90%       -          0.27%      -           1.17%        -             1.17% (10)
CVS Social Small Cap Growth         1.00%       -          0.44%      -           1.44%        -             1.44% (10)
DREYFUS
MidCap Stock - Service Shares       0.75%     0.25%        0.05%      -           1.05%        -             1.05% (11)
FIDELITY (R) (Service Class 2)
VIP Asset Manager SM                0.52%     0.25%        0.15%      -           0.92%        -             0.92% (12)
VIP Asset Manager: Growth (R)       0.57%     0.25%        0.23%      -           1.05%        -             1.05% (13)
VIP Contrafund (R)                  0.57%     0.25%        0.09%      -           0.91%        -             0.91% (12)
VIP Equity-Income                   0.47%     0.25%        0.10%      -           0.82%        -             0.82% (12)
VIP Growth                          0.57%     0.25%        0.12%      -           0.94%        -             0.94% (12)
VIP High Income                     0.57%     0.25%        0.15%      -           0.97%        -             0.97%
VIP Investment Grade Bond           0.32%     0.25%        0.12%      -           0.69%        -             0.69%
VIP Overseas                        0.72%     0.25%        0.16%      -           1.13%        -             1.13% (12)
MFS
New Discovery - Initial Class       0.90%       -          0.13%      -           1.03%        -             1.03% (14)
Strategic Income - Initial Class    0.75%       -          0.61%      -           1.36%      0.48% (15,16)   0.88% (14)
Utilities - Initial Class           0.75%       -          0.11%      -           0.86%        -             0.86% (14)
SUMMIT  (17)
Nasdaq-100 Index                    0.35%       -          0.30%      -           0.65%        -             0.65% (18)
Russell 2000 Small Cap Index        0.35%       -          0.30%      -           0.65%        -             0.65%
S&P MidCap 400 Index                0.30%       -          0.22%      -           0.52%        -             0.52%
THIRD AVENUE
Third Avenue Value                  0.90%       -          0.27%      -           1.17%        -             1.17%
VAN KAMPEN
Emerging Markets Equity - Class I   1.23%       -          0.40%      -           1.63%       0.01%          1.62% (19)
Global Value Equity - Class I       0.67%       -          0.38%      -           1.05%        -             1.05%
International Magnum - Class I      0.80%       -          0.38%      -           1.18%       0.09%          1.09%(19)
U.S. Real Estate - Class I          0.73%       -          0.28%      -           1.01%        -             1.01%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table
(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Expenses after Waivers and Reductions may exceed the Fund's limit on Total Portfolio Fees, if any. The impact of the acquired fund fees and expense are included in the total returns of the Fund.
(3) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1/30% of average daily net assets. The expense limitation agreement is in effect through at least April 30, 2008.
(4) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).
(5) Previously, the portfolio's Advisory Fees included an additional .04% in Administrative Fees that are now included in Other Expenses.
(6) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .04% of its Advisory Fees.
(7) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. The fund expenses are as of December 31, 2006, and are based on the most recent shareholder report.

(8) The portfolio Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit annual portfolio operating expenses through April 30, 2008, as reflected above, except for Ameritas Core Strategies, Ameritas MidCap Value, and CVS Social Equity which have caps of 0.95%, 1.50%, and 1.08%, respectively. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned.
(9) Management fees for the Ameritas Portfolios include both the investment advisory fee and administrative service fee. The administrative service fee is 0.05% of the portfolio's average daily net assets.
(10) "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:
              Ameritas Core Strategies                        0.91%
              Ameritas Income & Growth                        0.77%
              Ameritas MidCap Value                           1.11%
              CVS Income                                      0.87%
              CVS Social Balanced                             0.90%
              CVS Social Equity                               1.07%
              CVS Social International Equity                 1.79%
              CVS Social Mid Cap Growth                       1.15%
              CVS Social Small Cap Growth                     1.37%
(11) The Dreyfus Corporation has agreed, until December 31, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed .90 of 1%.
(12) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total class operating expenses would have been:
              VIP Asset Manager: Service Class 2             0.90%
              VIP Contrafund: Service Class 2                0.90%
              VIP Growth: Service Class 2                    0.92%
              VIP Overseas: Service Class 2                  1.06%
(13) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. These offsets may be discontinued at any time. Including this reduction, the total class operating expenses would have been 1.02%.
(14) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.
(15) MFS has agreed in writing to bear the funds' expenses such that "Other Expenses", determined without giving effect to the expense offset arrangements described above, do not exceed 0.15% annually. This written agreement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2008.
(16) Effective August 1, 2006, MFS has agreed in writing to reduce its management fee to 0.70% on average daily net assets up to $1 billion. During the fund's most recent fiscal year, this reduction amounted to 0.02%. This written agreement will remain in effect until modified by the fund's Board of Trustees.
(17) Figures are based on the actual expenses incurred by the Portfolio for the year ended December 31, 2006. Actual Portfolio expenses may vary.
(18) The fund does not bear any direct operating expenses above the amount disclosed; any additional direct operating expenses are borne by the adviser according to the terms of the advisory agreement. Expenses of Acquired Funds are not included in this arrangement.
(19) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the below table. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fee", "Other Expenses" and "Total Annual Expenses", would be as follows:

                                      Operating Expense  Management       Other       Total Annual
                                         Limitation         Fees        Expenses       Expenses
     Emerging Markets Equity Class I    1.60% (a)          1.22%          0.40%          1.62%
     International Magnum Class I       1.05% (b)          0.71%          0.38%          1.09%
         (a) UIF Emerging Market Equity expense cap decreased from 1.65% to
             1.60% on June 1, 2006.
         (b) UIF International Magnum expense cap changed from 1.15% to 1.05%
             on June 1, 2006.

* Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

** "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

         EXAMPLES OF EXPENSES
         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract fees, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart. Please note that although the examples assume $10,000 premium to aid comparisons, our minimum premium for this Policy is $25,000.

9-year Withdrawal Charge
                                ------------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                end of the time period.($)   end of the time period.($)       surrendered nor
                                                                                              annuitized. ($)
                                ------------------------------------------------------------------------------------
EXAMPLE                         1 Yr    3 Yr   5 Yr   10 Yr   1 Yr   3 Yr   5 Yr  10 Yr   1 Yr   3 Yr   5 Yr  10 Yr
 -------------------------------------------------------------------------------------------------------------------
  Maximum Policy Expenses (1)   $1,398 $2,578 $3,635 $5,732 $1,398 $1,778 $2,935 $5,732  $598  $1,778 $2,935 $5,732
  -------------------------------------------------------------------------------------------------------------------
  Minimum Policy Expenses (2)    $918  $1,168 $1,338 $1,409  $918   $368   $638  $1,409  $118   $368   $638  $1,409
  ------------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.75% of other Policy value annual expenses for the most expensive combination of optional features with a 9-year Withdrawal Charge (the Minimum Initial Premium, Expanded Free Withdrawal, Expanded Estate Protection Benefit, "Greater Of" Guaranteed Minimum Death Benefit and Value+ optional features), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.86%). The charge for the Value+ optional feature is included in the calculation, but the corresponding bonus amount is not included in the hypothetical investment.

(2) Minimum Policy Expense Fees. This example assumes current charges of 0.80% for Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

7-year Withdrawal Charge
                                ------------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                end of the time period.($)   end of the time period.($)       surrendered nor
                                                                                              annuitized. ($)
                                ------------------------------------------------------------------------------------
 EXAMPLE                         1 Yr   3 Yr   5 Yr  10 Yr   1 Yr   3 Yr   5 Yr  10 Yr   1 Yr   3 Yr   5 Yr  10 Yr
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
  Maximum Policy Expenses (1)   $1,284 $2,237 $3,172 $5,628 $1,287 $1,737 $2,872 $5,628  $584  $1,737 $2,872 $5,628
 -------------------------------------------------------------------------------------------------------------------
  Minimum Policy Expenses (2)    $849   $962  $1,097 $1,746  $849   $462   $797  $1,746  $149   $462   $797  $1,746
 -------------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee
(although our current base Policy fee is $0), 2.60% of other Policy value annual expenses for the most expensive combination of optional features with a 7-year
Withdrawal Charge (the Minimum Initial Premium, Expanded Free Withdrawal,
Expanded Estate Protection Benefit, "Greater Of" Guaranteed Minimum Death
Benefit and 7-year Withdrawal Charge optional features), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies
(1.86%).

(2) Minimum Policy Expense Fees. This example assumes current charges of 0.80% for Separate Account annual expenses, 0.30% for a 7-year Withdrawal Charge feature, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

5-year Withdrawal Charge
                                ------------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                 end of the time period.($)   end of the time period.($)      surrendered nor
                                                                                              annuitized. ($)
                                ------------------------------------------------------------------------------------
 EXAMPLE                         1 Yr   3 Yr   5 Yr  10 Yr   1 Yr   3 Yr   5 Yr  10 Yr   1 Yr   3 Yr   5 Yr  10 Yr
--------------------------------------------------------------------------------------------------------------------
  Maximum Policy Expenses (1)    $1,303 $2,391 $3,156 $5,766 $1,303 $1,791 $2,956 $5,766  $603  $1,791 $2,956 $5,766
--------------------------------------------------------------------------------------------------------------------
  Minimum Policy Expenses  (2)     $864 $1,108 $1,076 $1,911   $864   $508   $876 $1,911  $164    $508   $876 $1,911
--------------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.80% of other Policy value annual expenses for the most expensive combination of optional features with a 5-year Withdrawal Charge (the Minimum Initial Premium, Expanded Free Withdrawal, Expanded Estate Protection Benefit, "Greater Of" Guaranteed Minimum Death Benefit and 5-year Withdrawal Charge optional features), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.86%).

(2) Minimum Policy Expense Fees. This example assumes current charges of 0.80% for Separate Account annual expenses, 0.45% for a 5-year Withdrawal Charge feature, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

FINANCIAL INFORMATION

         We provide Accumulation Unit value history for each of the Separate Account variable investment options. Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED             (x = Base Policy Fee;  y = Optional Feature Fee)

         The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges.

         WITHDRAWAL CHARGE

         x We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal. We may also deduct a withdrawal charge from Policy value on the date annuity income payments begin from amounts applied to provide annuity payments. We do not assess a withdrawal charge on premiums after the second year since receipt that are then applied to the Life or Joint and Last Survivor annuity income options. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge. If your Policy is issued as a 403(b) TSA Policy, any withdrawal charges will be waived after our receipt of satisfactory Written Notice on withdrawals:
        (a) upon your separation of service after 9 years from the Policy Date;
        (b) due to your disability within the meaning of Code Section 72(m)(7) prior to your age 65.

         The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). All premiums are deemed to be withdrawn before any earnings.

         Optional Withdrawal Charge Features
         y The optional withdrawal charge features are deducted monthly from Policy value. These fees continue as long as the Policy is in force. Your election of one of the optional withdrawal charge features must be made at issue of the Policy.

         Optional Free Withdrawal Features
         The base Policy does not have any free withdrawal features (allowing withdrawals not subject to a withdrawal charge).

         y Two optional free withdrawal features are available: See the POLICY
DISTRIBUTIONS: Withdrawals section of this prospectus for details about these features. These optional features have current fees which are deducted monthly from Policy value. These fees continue as long as the Policy is in force.

         y The TSA No Withdrawal Charge Rider and Hardship Waiver Rider fees are deducted monthly from Policy value. Withdrawal charge fee rates are less for Large Policies (initial premium $25,000 or more) than for Small Policies. The withdrawal charge fee rate is also reduced when the Policy value exceeds $50,000 on a Policy Year anniversary. These optional feature fees continue as long as the Policy is in force.

         MORTALITY AND EXPENSE RISK CHARGE

         x We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

         ADMINISTRATIVE CHARGES

         Administrative fees help us cover our cost to administer your Policy.

         Administrative Expense Fee
         x This annual fee is reflected in the Accumulation Unit values for each Subaccount.

         Annual Policy Fee
         x We reserve the right to charge an annual Policy fee.
         y The optional Minimum Initial Premium feature has a current annual
           Policy fee.

         Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value. For the optional Minimum Initial Premium feature for TSA Policies, we will also waive the annual Policy fee for Policy Years when total net premium (premium less withdrawals) is $2,000 or greater. We currently waive any Policy fee if the Policy value is at least $50,000 on a Policy Anniversary.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

         403(b) TAX SHELTERED ANNUITY CHARGES

         403(b) Tax Sheltered Annuity endorsements issued after 1/1/02 include a 403(b) TSA Endorsement 7-Year Withdrawal Charge schedule in all states except TX, SC and WA; in those states the base Policy 9-Year Withdrawal Charge schedule applies. The 403(b) TSA Endorsement also includes a loan feature, and waiver of withdrawal charge upon disability or separation from service after the ninth Policy Year anniversary.

         FEES CHARGED BY THE PORTFOLIOS

         x Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         VALUE+ OPTION CHARGE

         y If you elect the Value+ Option, your current Separate Account annual expenses will total 1.22% of the average net asset value for the first nine Policy Years, assuming no charges for other riders. If you do not elect the Value+ Option, your current Separate Account annual expenses will be 0.80% for all Policy Years, again assuming no charges for other riders. The decision to elect or decline the Value+ Option depends on whether you believe it is to your advantage to have the Credit and incur the charges or not to have the Credit and avoid the charges.

         OTHER OPTIONAL FEATURE CHARGES

         y Charges for each of the other optional features are shown in this prospectus' CHARGES section.


         WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.

The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or AVLIC. The Separate Account was established as a separate investment account of AVLIC under Nebraska law on May 28, 1987. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

                 You bear the risk that the variable investment
                    options you select may fail to meet their
                  objectives, that they could go down in value,
                       and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

  ---------------------------------------- -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
  ---------------------------------------- --------------------------------------------------------------------------
                 AIM FUNDS                              Offered through AIM Variable Insurance Funds
                                                                Advised by AIM Advisors, Inc.
  ---------------------------------------- --------------------------------------------------------------------------
  AIM V.I. Dynamics - Series I             Investment objective is long-term capital growth.
  ---------------------------------------- --------------------------------------------------------------------------
             ALGER (Class O)                               Offered through The Alger American Fund
                                                           Advised by Fred Alger Management, Inc.
  ---------------------------------------- --------------------------------------------------------------------------
  Alger American Balanced                  Seeks current income and long-term capital appreciation.

  ---------------------------------------- --------------------------------------------------------------------------
             AMERICAN CENTURY(R)                   Offered through American Century Variable Portfolios, Inc.
                                                   Advised by American Century Investment Management, Inc.
  ---------------------------------------- --------------------------------------------------------------------------
   VP Income & Growth                      The fund seeks capital growth by investing in common
                                           stocks. Income is a secondary objective.

  ---------------------------------------- --------------------------------------------------------------------------
            AMERITAS PORTFOLIOS               Offered through Calvert Variable Series, Inc. Ameritas Portfolios
               - subadvisor                          Advised by Calvert Asset Management Company, Inc. *
  ---------------------------------------- --------------------------------------------------------------------------
  Ameritas Core Strategies - Thornburg     Growth, and secondarily, income.
  Investment Management, Inc.
  ---------------------------------------- --------------------------------------------------------------------------
  Ameritas Income & Growth - Fred Alger    Income and secondarily, growth.
  Management, Inc. (Fred Alger)
  ---------------------------------------- --------------------------------------------------------------------------
  Ameritas Index 500 - SSgA Funds          Common stocks of U.S. companies on the S&P 500 Index.
  Management, Inc. (SSgA)
  ---------------------------------------- --------------------------------------------------------------------------
  Ameritas MidCap Growth - Fred Alger      Growth
  ---------------------------------------- --------------------------------------------------------------------------
  Ameritas MidCap Value - RiverSource      Growth.
  Investments, LLC (until May 1, 2007 the
  subadvisor was Harris Associates, L.P.)
  ---------------------------------------- --------------------------------------------------------------------------
  Ameritas Money Market - No Subadvisor    Money Market
  ---------------------------------------- --------------------------------------------------------------------------
  Ameritas Small Capitalization - Eagle    Growth.
  Asset Management, Inc.
  ---------------------------------------- --------------------------------------------------------------------------
  Ameritas Small Company Equity - OFI      Growth.
  Institutional Asset Management Inc.
  ---------------------------------------- --------------------------------------------------------------------------

            CALVERT PORTFOLIOS                Offered through Calvert Variable Series, Inc. Calvert Portfolios
               - subadvisor                          Advised by Calvert Asset Management Company, Inc. *
  ---------------------------------------- --------------------------------------------------------------------------
  CVS Income - No Subadvisor               Income.
  ---------------------------------------- --------------------------------------------------------------------------
  CVS Social Balanced - Equity Portion:    Income and Growth.
  New Amsterdam Partners LLC (New
  Amsterdam) and SSgA; Fixed Income
  Portion: No Subadvisor
  ---------------------------------------- --------------------------------------------------------------------------
  CVS Social Equity - Atlanta Capital      Growth.
  Management Company, L.L.C.
  ---------------------------------------- --------------------------------------------------------------------------
  CVS Social International Equity -        Growth.
  Acadian Asset Management, Inc.
  ---------------------------------------- --------------------------------------------------------------------------
  CVS Social Mid Cap Growth - New          Growth.
  Amsterdam
  ---------------------------------------- --------------------------------------------------------------------------
  CVS Social Small Cap Growth -            Growth.
  Renaissance Investment Management
  ---------------------------------------- --------------------------------------------------------------------------
                                                         Offered through Dreyfus Investment Portfolios
                                                             Advised by The Dreyfus Corporation
  ---------------------------------------- --------------------------------------------------------------------------
  MidCap Stock - Service Shares            Seeks returns greater than the total return performance of publicly traded common stocks of medium-sized domestic in the aggregate, as represented by the Standard and Poor's MidCap 400 Index.
  ---------------------------------------- --------------------------------------------------------------------------
       FIDELITY (R) - Service Class 2                      Offered through Variable Insurance Products
                                                      Advised by Fidelity Management & Research Company
  ---------------------------------------- --------------------------------------------------------------------------
  VIP Asset Manager SM                     Seeks high total return with reduced risk over the long term by allocating assets among stocks, bonds and short-term instruments.
  ---------------------------------------- --------------------------------------------------------------------------
  VIP Asset Manager: Growth(R)             Seeks to maximize total return by allocating assets among stocks, bonds and short-term instruments and other investments.
  ---------------------------------------- --------------------------------------------------------------------------
  VIP Contrafund(R)                        Seeks long-term capital appreciation.
  ---------------------------------------- --------------------------------------------------------------------------
  VIP Equity-Income                        Seeks reasonable income, to achieve yield which exceeds the composite yield on the securities comprising the S&P 500.
  ---------------------------------------- --------------------------------------------------------------------------
  VIP Growth                               Seeks capital appreciation.
  ---------------------------------------- --------------------------------------------------------------------------
  VIP High Income                          Income and Growth.
  ---------------------------------------- --------------------------------------------------------------------------
  VIP Investment Grade Bond                Bond.
   ---------------------------------------- --------------------------------------------------------------------------
  VIP Overseas                             Seeks long-term growth.
  ---------------------------------------- --------------------------------------------------------------------------
            MFS - Initial Class                         Offered through MFS Variable Insurance Trust
                                                     Advised by Massachusetts Financial Services Company
  ---------------------------------------- --------------------------------------------------------------------------
  New Discovery                            Capital appreciation.
  ---------------------------------------- --------------------------------------------------------------------------
  Strategic Income                         Seeks total return with an emphasis on high current income, but also considering capital appreciation..
  ---------------------------------------- --------------------------------------------------------------------------
  Utilities                                Total return.
  ---------------------------------------- --------------------------------------------------------------------------
                  SUMMIT                       Offered through Summit Mutual Funds Inc. Summit Pinnacle Series
                                                        Advised by Summit Investment Partners, Inc. *
   ---------------------------------------- --------------------------------------------------------------------------
  Nasdaq-100 Index                         Growth.
  ---------------------------------------- --------------------------------------------------------------------------
  Russell 2000 Small Cap Index             Growth.
  ---------------------------------------- --------------------------------------------------------------------------
  S&P MidCap 400 Index                     Growth.
  ---------------------------------------- --------------------------------------------------------------------------
               THIRD AVENUE                          Offered through Third Avenue Variable Series Trust
                                                           Advised by Third Avenue Management LLC
  ---------------------------------------- --------------------------------------------------------------------------
  Third Avenue Value                       Long-term capital appreciation.
  ---------------------------------------- --------------------------------------------------------------------------
                VAN KAMPEN                         Offered through The Universal Institutional Funds, Inc.
                                                    Advised by Morgan Stanley Investment Management Inc.
                                                                      dba "Van Kampen"
   ---------------------------------------- --------------------------------------------------------------------------
  Emerging Markets Equity - Class I        Long-term capital appreciation by investing primarily in
                                           growth-oriented equity securities of issuers in emerging
                                           market countries.
  ---------------------------------------- --------------------------------------------------------------------------
  Global Value Equity - Class I            Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
  ---------------------------------------- --------------------------------------------------------------------------
  International Magnum - Class I           Long-term capital appreciation by investing primarily
                                           in equity securities of non-U.S. issuers domiciled in EAFE countries.
  ---------------------------------------- --------------------------------------------------------------------------
  U.S. Real Estate - Class I               Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S.
                                           real estate industry, including real estate investment trusts.
  -------------------------------------------------------------------------------------------------------------------

* These funds and their investment advisers are part of the UNIFI Mutual Holding Company, the ultimate parent of AVLIC.

portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         We reserve the right to credit a bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA will be available for new premium only, not transfers from other Subaccounts or the Fixed Account. New premium includes any money noted on an application. Each premium allocated to the EDCA must be at least $1,500. We will transfer premiums allocated to the EDCA monthly over a period of six months, beginning one month after the date of premium receipt. In the event you withdraw or transfer monies allocated to the EDCA, we will stop crediting interest under the EDCA program and transfer any remaining balance to the Ameritas Money Market Subaccount. We reserve the right to discontinue offering the EDCA program at any time.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other policy owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish their own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

         Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by

               3:00 p.m. Central Time for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed Account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
         o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
         o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.
         o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy.

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases of transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager's restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

         Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         As discussed at "Fixed Account Fixed Interest Rate Option," we also reserve the right to credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging program. We refer to this bonus interest as EDCA. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

         Dollar Cost Averaging Program Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed

               Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

         Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

         Earnings Sweep
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         MODEL ASSET ALLOCATION PROGRAM

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Morningstar Asset Allocator Questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
          o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.
          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may also receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. However, we believe this risk is reduced or eliminated by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

         y VALUE+ OPTION

The Value+ Option is subject to administrative availability. It must be elected when you apply for your Policy. It is available only with a nine-year surrender charge period (not with optional seven- or five-year surrender charge periods). Once the Value+ Option is elected, it cannot be revoked.

         If you elect the Value+ Option, we will credit a bonus (the "Credit") to your Policy value. The Credit will be 4% on all premium payments you make during the first twelve months of the Policy. The Credit will be funded from our general account and will be credited proportionately among the investment options you select for premiums. For premium payments received in Policy Years two through nine, we will credit lesser amounts equal to 4% times the decreasing ratios in the following schedule:

                 Year                   Formula                Reduced Credit
                 ----                   -------                --------------
                   2                   4% x 8/9                     3.56%
                   3                   4% x 7/9                     3.11%
                   4                   4% x 6/9                     2.67%
                   5                   4% x 5/9                     2.22%
                   6                   4% x 4/9                     1.78%
                   7                   4% x 3/9                     1.33%
                   8                   4% x 2/9                     0.89%
                   9                   4% x 1/9                     0.44%

         Value+ Option Credits are treated as "earnings" for purposes of determining withdrawal charges and free withdrawal amounts on surrenders and partial withdrawals. Similarly, Credits are not treated as an "investment in the contract" for tax purposes. (See discussion of Withdrawals and Value+ Option Recapture, below.)

         Value+ Option Charge
         The annualized charge for the Value+ Option is currently 0.42% of the Policy value, which will be deducted each monthly activity date for the first nine Policy Years. We expect to make a profit on this option. If you expect to surrender the Policy in the first nine Policy Years, you should not elect the Value+ Option because the benefit from the Credit would be less than the charges paid for it. An Owner who holds a Policy for at least nine years will benefit from electing the Value+ Option. After nine Policy Years, both the Policy value and the Cash Surrender Value received upon full surrender of the Policy will be greater if the Value+ Option is elected, than if it had not been elected.

         "Right to Examine" and Value+ Option
         The "right to examine" period allows an Owner to return the Policy and receive a refund. "Right to examine" refunds are governed by state law and may be equal to (a) Policy value, (b) premiums received, or the greater of (a) or
(b). The Value+ Option amount, including increases for earnings or reductions for investment losses on the Credit, (the "Credit Value") is not part of any "right to examine" refund. When state law requires refund of full premium, the refund amount is the full premium unaffected by any Credits or investment performance.

         Withdrawals and Value+ Option Recapture
         If the Value+ Option has been elected, all withdrawals and annuitizations during the first seven Policy Years will be subject to recapture of a portion of the Credit Value. The amount of the Credit Value assumed to be withdrawn is equal to the total withdrawal from the Policy value times the ratio of the Credit Value to the Policy value. In the first Policy Year, the Credit Value recaptured by AVLIC is one hundred percent (100%) of the Credit Value withdrawn. In Policy Years two through seven, we will reduce the recapture ratio one-ninth each year according to the following schedule:

                               Year    Percentage
                                 2        89%
                                 3        78%
                                 4        67%
                                 5        56%
                                 6        44%
                                 7        33%

         EXAMPLE: If you pay $100 in premium in the first Policy Year, we will credit $4 under this option. If at the end of five years this initial $4 Credit now has a value equal to $5 (Credit Value), we would recapture $2.80 (0.56 X $5), in the event you surrender your Policy.

         No recapture will occur after the seventh Policy Year, and the Credit Value will be vested, subject to future increases or decreases for investment gains or losses. If you elected one of the optional free withdrawal charge riders, we will not recapture Credit Value on free withdrawal amounts. For purposes of calculating the withdrawal charge, withdrawals are considered to come from the oldest premium payment first, then the next oldest and so forth. Credit Value recaptured will be proportionate from your investment option allocations at the time of the withdrawal.

         No recapture of the Credit Value will take place:
          o if the Policy is annuitized and applied to a life contingent income option (assuming no premiums paid for two years prior to annuitization),
          o    if a death benefit becomes payable, or
          o if distributions are required in order to meet minimum distributions requirements under the Internal Revenue Code.

         In no event will the total dollar amount of the surrender charge plus recapture of the Credit Value exceed that percentage of premium stated below during the first seven years after a premium payment:

                         Age (in years) of    Maximum Percentage of
                         Premium Payment            Premium

                                1                  12.5%
                                2                  11.1%
                                3                  10.2%
                                4                  10.0%
                                5                   9.0%
                                6                   8.0%
                                7                   7.0%


IMPORTANT POLICY PROVISIONS                   (y = optional feature)

         The OVERTURE MEDLEY! Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

         You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, 403(b)
(TSAs), and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section for details. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

         Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the annuitant's full name, Social Security number, and date of birth must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o Your signature and your agent's signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
          o    Your agent must be both properly licensed and appointed with us.

         Premium Requirements
         Your premium checks should be made payable to "Ameritas Variable Life Insurance Company." We may postpone crediting any payment made by check to your Policy until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same annuitant or Owner may not exceed $1 million without our consent.

         Initial Premium
         o    The only premium required.  All others are optional.
         o Must be at least $25,000. If you purchase the optional Minimum Initial Premium feature, it must be at least $2,000 for all plans, except 403(b) tax-sheltered annuities. The initial premium for a 403(b) Policy may be as low as $0 so long as the annualized planned premium is at least $600 and the minimum modal premium is at least $50. We have the right to change these premium requirements.

         Additional Premiums
         o Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
         o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

         Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

         "Right to Examine" Period Allocations
         Return of Value State. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

         Return of Premium States. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period and for all IRA plan Policies, we will hold your initial premium in the Ameritas Money Market Subaccount for 13 days. Then, we will invest your initial premium in the investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

         Value+ Option and "Right to Examine" Period. The Value+ Option amount, including increases for earnings or reductions for investment losses on the Credit, (the "Credit Value") is not part of any "right to examine" refund. When state law requires refund of full premium, the refund amount is the full premium unaffected by any Credits or investment performance.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

         Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Allocation Units held in the Subaccount allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b)  the daily administrative expense fee; minus
          (c) the daily mortality and expense risk charge; and this result divided by
          (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

         Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus

          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus
          (g)  the Fixed Account's share of charges for any optional features;
               plus
          (h)  interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o   Transfers among investment options.
o   Establish systematic transfer programs.
o   Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf.
o You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DEATH OF ANNUITANT

         Upon the annuitant's death prior to 30 days before the Annuity Date, you may generally name a new annuitant. If any Owner is the annuitant, then upon that Owner's death, the Policy's applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an annuitant and different beneficiaries.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of the State where the Policy is delivered.


         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month. We will not impose a withdrawal charge on involuntary terminations.

         y OPTIONAL FEATURES

         This Policy allows you the opportunity to select, and pay for, only those variable annuity policy features you want by "unbundling" features that are often incorporated into a base variable annuity policy. Check with your sales representative or us before selecting an optional feature, as some may not be available in your state on the effective date of this prospectus. These optional features are currently only available at Policy issue, and most are only available if you are then not older than age 70. For features not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the feature becomes available. Each of the optional features is principally described in the prospectus sections noted below:

Optional Feature                                              Prospectus Section Where It Is Covered
----------------                                              --------------------------------------
y Minimum Initial Premium.....................................IMPORTANT POLICY PROVISIONS:
                                                                   Policy Application and Issuance
y Withdrawal Charge Period....................................CHARGES: Withdrawal Charge
y Free Withdrawal Privilege...................................POLICY DISTRIBUTIONS: Withdrawals
y Guaranteed Minimum Death Benefit............................POLICY DISTRIBUTIONS: Death Benefits
y 403(b) Tax Sheltered Annuity Endorsement....................POLICY DISTRIBUTIONS: Withdrawals and
     (REQUIRED for 403(b) Policies)                               APPENDIX B: Tax Qualified Plan Disclosures
y Value+ Option...............................................INVESTMENT OPTIONS: Value+ Option
y Estate Protection Benefit ("EPB") and
     Expanded Estate Protection Benefit ("EEPB")..............POLICY DISTRIBUTIONS: Death Benefits

Charges for each of the optional features are shown in this prospectus' CHARGES section.

POLICY DISTRIBUTIONS                (y = Optional Feature)

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional feature guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for optional feature "free" partial withdrawals you may have elected, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

         For purposes of the withdrawal charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

         Withdrawal Rules
         Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         We will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

         Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

         y Optional "Free" Withdrawal Features
         You may elect, for a charge, one of the following optional features allowing access to certain Policy value without being subject to withdrawal charges. For information about the charge for these features, see this prospectus' CHARGES and CHARGES EXPLAINED sections. Your election must be made at issue of the Policy.

         y Optional 10% "Free" Withdrawal Feature.
         This optional feature allows you to withdraw, each Policy Year, up to 10% of your Policy value without deduction of a withdrawal charge. Under this option, Policy value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

         y Optional Expanded "Free" Withdrawal Feature.
         This optional feature allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy value, minus prior "free" withdrawals taken since Policy issue, or any of your accumulated Policy earnings. (Accumulated Policy earnings are the excess of the Policy value over the net of premiums paid, plus any Value+ Credit amount, less any previous withdrawals of premium.) Under this option, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.) The stated percentage of Policy value available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

         y Optional 403(b) TSA Hardship Waiver Rider.
         This Rider, available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan and which can only be attached to the Policy at issue, waives Withdrawal Charges for withdrawals of Policy value made while the Owner/annuitant is suffering a hardship as defined under applicable law and with satisfactory Written Notice to us.

         y Optional 403(b) TSA No Withdrawal Charge Riders.
         These Riders, available only for Policies issued as 403(b) tax sheltered annuities and which can only be attached to the Policy at issue, allow the Policy to be issued without any withdrawal charges.

         LOANS (403(b) PLANS ONLY)

         Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. The Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy Year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.) On Policies issued after 1/1/02 with the 403(b) Tax Sheltered Annuity Endorsement, we may charge a fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis. (This charge does not apply to Policies issued prior to 1/1/02 or to loans made in states where origination fees are not approved.)

         Minimum and Maximum Loan Amounts
         Minimum - $1,000. Each loan must individually satisfy this minimum amount.
         Maximum - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owed during the previous 12 months, or (ii) 50% of your Policy value.

         How Loans are Processed
         All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within seven Business Days.

         Loan Interest
         Interest rate charged on loan balance: guaranteed maximum rate is 8%; we may declare a lower current interest rate.
         Interest rate credited to Policy value that is collateral for the loan: guaranteed minimum rate is 3%; we may declare a higher current interest rate.
         Specific loan terms are disclosed at the time of loan application or issuance.

         Loan Repayment
         Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they are not, we will treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

         Policy Distributions, including Annuity Income Payments
         While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

         Transferring the Policy
         We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

         DEATH BENEFITS
         We will pay the death benefit after we receive Due Proof of Death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary annuitant as an Owner for purposes of the death benefit. The "primary annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary annuitant will be treated as the death of an Owner.

         If the annuitant is an Owner or joint Owner, the annuitant's death is treated as the Owner's death.

         If the annuitant is not an Owner and the annuitant dies before the Annuity Date, the Owner may name a new annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new annuitant, the Owner will become the annuitant.

         If your spouse is the Policy beneficiary, annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Owner's Death section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

         Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:
         (a) your Policy value (without deduction of the withdrawal charge) on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
         (b)  the sum of net premiums, less partial withdrawals.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

         IRS Required Distribution Upon Death of Owner
         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix B.

         Tables Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                    If death occurs before the Annuity Date:

                                        If death occurs before the Annuity Date:
If the deceased is...  and...             and...                    then the...
-------------------- ------------------ ------------------------- ------------------------------------------------
-------------------- ------------------ ------------------------- --------------------------------------------------
any Policy Owner     - - -              - - -                     Policy beneficiary receives the death benefit.
-------------------- ------------------ ------------------------- --------------------------------------------------
any Policy Owner     the beneficiary    - - -                     the surviving spouse may elect to become the
                     is the Policy                                Policy Owner and continue the Policy, or may
                     Owner's                                      have the Policy end and receive the death
                     surviving spouse                             benefit.
-------------------- ------------------ ------------------------- --------------------------------------------------
the annuitant        a Policy Owner     there is no named         the Policy continues with the Policy Owner as
                     is living          contingent or joint       the Policy annuitant unless the Owner names a
                                        annuitant                 new annuitant.
-------------------- ------------------ ------------------------- --------------------------------------------------
the annuitant        the Policy Owner   - - -                     the annuitant's death is treated as a Policy
                     is a non-person                              Owner's death.
-------------------- ------------------ ------------------------- --------------------------------------------------
an annuitant         a Policy Owner     the contingent or joint   contingent annuitant becomes the annuitant, and
                     is living          annuitant is living       the Policy continues.
-------------------- ------------------ ------------------------- --------------------------------------------------

                                        If death occurs on or after the Annuity Date:
If the deceased is...  and...             then the...
-------------------- ------------------ -------------------------------------------------------------------------
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy Owner     There is a         surviving Policy Owner remains as Owner for purposes of distributing any
                     living joint       remaining Policy proceeds pursuant to the annuity income option then in
                     Owner, and         effect.  If the annuity benefit payee was the deceased Policy Owner, the
                     the annuitant is   surviving Owner receives the proceeds.  If the payee is other than the
                     living             deceased Owner, proceeds continue to be paid to the payee until the paye's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy Owner     There is no        Policy beneficiary becomes the Policy Owner for purposes of distributing
                     surviving joint    any remaining Policy proceeds pursuant to the annuity income option then
                     Owner, and         in effect.  If the annuity benefit payee was the Owner, then the Policy
                     the annuitant is   beneficiary receives the proceeds.  If the payee is other than the Owner,
                     living             proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy           any Policy Owner   Policy Owner (or other named payee) receives distribution of any remaining
annuitant            is living          Policy proceeds pursuant to the annuity income option then in effect.
-------------------- ------------------ ----------------------------------------------------------------------------
the annuitant        the annuitant is   Policy beneficiary becomes the Policy Owner for purposes of distributing
                     also the Policy    any remaining Policy proceeds pursuant to the annuity income option then
                     Owner              in effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------

         Optional Death Benefit Features

         y Optional Guaranteed Minimum Death Benefit Features
         You may elect one of three optional Guaranteed Minimum Death Benefit features, for a charge. Your election must be made when the Policy is issued, and only if you and the annuitant are then not older than age 70. Your election cannot be changed or revoked. Each feature ends at your age 85. Under these features, if the Owner is not a natural person, you cannot change the annuitant after the guaranteed minimum death benefit feature is elected. Each of the options provides the opportunity to enhance the Policy's death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus' CHARGES and CHARGES EXPLAINED sections for information on the charge for these optional features.

         y Optional "Periodic Step-Up" Guaranteed Minimum Death Benefit
         This feature provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. During the first Policy Year, the GMDB is zero. Until the termination of this feature, the GMDB is the step-up benefit, defined as (a) plus (b) minus (c) minus (d), where:
          (a)  is the greater of:
               (i)  the Policy value as of the most recent step-up date; or
               (ii) the step-up benefit immediately preceding the most recent step-up date
          (b)  is any premiums paid since the most recent step-up date
          (c) is any partial withdrawals, including withdrawal charges, since the most recent step-up date
          (d) is a proportional adjustment for each partial withdrawal made since the most recent step-up date.
The proportional adjustment, which will never be less than zero, is described more fully in your Policy. It equals the step-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The step-up benefit and Policy value used to compute the proportional adjustment are prior to the partial withdrawal.

         The step-up interval is stated in your Policy's schedule page for this feature. The step-up benefit for your attained ages 80-84 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. The step-up benefit expires upon termination of this feature, which is the Policy Anniversary nearest your 85th birthday.

         y Optional 5% Roll-up Guaranteed Minimum Death Benefit
         This feature provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this feature, the GMDB is the roll-up benefit, defined as the greater of (a) or (b), where:
          (a)  is the current Policy value, and

          (b) is the total of premiums paid less withdrawals (net premiums) accumulated at 5% simple interest, not to exceed 200% of net premiums.
The roll-up benefit is reduced by a proportional adjustment for partial withdrawals. This adjustment, which will never be less than zero, is described more fully in your Policy. It equals the roll-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The roll up benefit and Policy value used to compute this adjustment are prior to the partial withdrawal.

         The accumulation of net premiums, as described in (b) above, stops on the anniversary nearest your 80th birthday. The roll-up benefit for your attained ages 80-84 is the roll-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by subsequent premiums and withdrawals. The roll-up benefit expires upon termination of this feature, which is the Policy Anniversary nearest your 85th birthday.

         y Optional "Greater of" Guaranteed Minimum Death Benefit
         This feature provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this feature, the GMDB is the greater of the step-up benefit GMDB or the roll-up benefit GMDB.

         y Optional Estate Protection Benefit Features

         y Estate Protection Benefit
         For an additional charge you may purchase the Estate Protection Benefit ("EPB"). The EPB must be elected and purchased at the time you apply for your Policy, and cannot be canceled once elected. We will credit this benefit to the Policy value upon death of the Policy Owner, in addition to your standard death benefit and any optional guaranteed minimum death benefit that you elected. For joint Policy Owners, we will credit this benefit to the Policy value on the first death of a Policy Owner. On an annual basis, the charge for the EPB is determined by age of the Policy Owner at issue, as follows:

                                 Current Fee           Guaranteed Maximum Fee
        Issue ages 0-70              0.20%                     0.40%
        Issue ages 71-80             0.60%                     0.80%
This charge for the EPB is assessed monthly and applied to the Policy value for the life of the Policy Owner. This benefit must be elected prior to Policy issue and may not be revoked once elected.

         Calculation of the Benefit:
         The amount of the EPB will be equal to 40% of the difference between your Policy value and the net premium payments used for determining the benefit base, provided the difference does not exceed 100% of the net premiums. The EPB benefit is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EPB benefit is calculated as follows:

         40% X Benefit Base; where:
         Benefit Base = (PVD - NPBB) < Benefit Cap, such that:
               PVD = the Policy value on the date of the Policy Owner's death prior to any death benefit calculations; NPBB = net premiums used for the determination of the Benefit Base, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal. On each Policy Anniversary, NPBB is reset to the lesser of net premiums (NP) or the Policy value as of that anniversary, where:
               NP = net premiums, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal, and Benefit Cap = 100% of net premiums (NP) reduced by premiums received within a certain period of time prior to death. If death occurs in the first Policy Year, there is no reduction for premiums received prior to death. If death occurs in the second Policy Year, all premiums received in the second Policy Year reduce the net premium amount. If death occurs after the second Policy Year, only premiums received within the 12-month period prior to death reduce the net premium amount.

               EXAMPLE
                 Assume the following items:
                    (a)  Death occurs in Policy Year 5
                    (b)  Policy value at time of death is $90,000 (PVD =
                         $90,000)
                    (c) Net premiums adjusted for withdrawals is $53,000 (NP = $53,000)
                    (d) Net premiums used for the determination of the Benefit Base is $50,000 (NPBB = $50,000)
                    (e)  Premium received within 12 months prior to death =
                         $14,000
                From this information, the following is determined:
                    (a)  Benefit Cap = $53,000 - $14,000 = $39,000
                    (b)  Benefit Base = $90,000 - $50,000 = $40,000,
                         which is greater than the Benefit Cap, so the Benefit Base = $39,000
                    (c)  EPB amount = 40% of $39,000 = $15,600

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

         y Expanded Estate Protection Benefit ("EEPB")
         For an additional charge, you may purchase the Expanded Estate Protection Benefit ("EEPB") option in lieu of the EPB if you intend to exchange your existing annuity for an OVERTURE MEDLEY! Policy. The exchange must qualify for tax-free exchange treatment under the Internal Revenue Code. You should consider purchasing this benefit if you have significant amounts of taxable gain in your existing annuity contract and you intend to exchange such contract. The EEPB is available only at Policy issue and once elected it may not be revoked.

         The EEPB may be purchased for an annual charge applied as a percentage of Policy value based upon the age of the Policy Owner at time of issue, as follows:

                                       Current Fee    Guaranteed Maximum Fee
                  Issue ages 0-70           0.25%              0.45%
                  Issue ages 71-80          0.80%              1.00%

         Calculation of the Benefit:
         The amount of the EEPB will be equal to 40% of the sum of: (a) the difference between your Policy value and the net premium payments used to determine the benefit base, and (b) a certain percentage of the premium exchanged into the Policy, provide the sum does not exceed 100% of the net premiums. The EEPB benefit is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EEPB benefit is calculated as follows:

         40% X Benefit Base; where:
         Benefit Base = [(PVD - NPBB) + (z% x Transfer Premium)] < Benefit Cap, such that:
         PVD, NPBB, NP, and Benefit Cap have the same meanings as stated above for the EPB benefit;
              Transfer Premiums = premiums received as a result of a tax-free exchange or transfer. This includes premiums that qualify for IRC
              Section 1035 exchange treatment, and premiums that are a result of transfer, rollover, conversion or recharacterization; and z = a percentage that varies by the number of years since receipt of appropriate Transfer Premiums as follows:

                                Years Since Receipt              %
                                        1                       10
                                        2                       20
                                        3                       30
                                        4                       40
                                        5+                      50

                  EXAMPLE
                  Assume the following items:
                    (a)  Death occurs in Policy Year 3;
                    (b)  Policy value at time of death is $110,000
                         (PVD = $110,000);
                    (c) Net premiums adjusted for withdrawals is $73,000 (NP = $73,000);
                    (d) Net premiums used for the determination of the Benefit Base is $70,000
                         (NPBB = $70,000)
                    (e) Transfer Premiums, which were all paid in Policy Year 1, are $10,000 (Transfer Premiums = $10,000);
                    (f) Premium received within 12 months prior to death = $31,000.
                 From this information, the following is determined:
                    (a)  Benefit Cap = $73,000 - $31,000 = $42,000;
                    (b)  Benefit Base =[($110,000 - $70,000) + (30% x $10,000)]
                         = $43,000, which is greater than the Benefit Cap, so Benefit Base = $42,000; and
                    (c)  EEPB amount = 40% of $42,000 = $16,800

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

         With respect to IRAs, if you are purchasing the EPB or EEPB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EPB and EEPB is unclear. To resolve any uncertainty, we may ask the Internal Revenue Service to approve the use of all optional death benefits in IRAs, including the Estate Protection Benefit and Expanded Estate Protection Benefit. We believe that use of the EPB and EEPB endorsements and other optional death benefits should not result in adverse tax treatment. We may in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL DEATH BENEFITS IN IRAS. THEREFORE, THE POLICY OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.

         ANNUITY INCOME BENEFITS

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

         Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Date for premiums applied after the second year since receipt to the Life or Joint and Last Survivor annuity income options. However, the withdrawal charge does apply to Policy value placed under other annuity income options.

Annuity payments:
       - require investments to be allocated to our general account, so are not variable.
       -  may be subject to a withdrawal charge.
       -  may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

         When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

         Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

         Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: If you elect an annuity income option based on a life contingency (option 4 or 5), it is possible that only one annuity payment would be made under the annuity option if the annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2 or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

1. Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.
2. Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.
3. Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.
4. Lifetime Income Annuity. Proceeds are paid as monthly income during the annuitant's life. Variations provide for guaranteed payments for a period of time.
5. Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint annuitants' lives and until the last of them dies.
6. Lump Sum. Proceeds are paid in one sum.

FEDERAL INCOME TAX MATTERS

         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

         Tax Deferrals During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

         Taxation of Withdrawals
         Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

         If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
          o    after the taxpayer reaches age 59 1/2;
          o    upon the death of the owner;
          o    if the taxpayer is defined as totally disabled;
          o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
          o    under an immediate annuity; or
          o    under certain other limited circumstances.

         Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

         Taxation of Death Proceeds
         A death benefit paid under the Policy is taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an annuitant dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the annuitant dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

         Tax Treatment of Assignments and Transfers
         An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.


         Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

         Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans. The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax advisor prior to purchasing a Policy issued under a qualified plan.

         The income on tax sheltered annuity (TSA) and individual retirement annuity (IRA) investments is tax deferred; therefore, any income on variable annuities held by such plans does not receive an additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax qualified annuities may be purchased as investments for:
        o Tax Sheltered Annuities, Code Section 403(b);
        o Individual Retirement Annuities (IRAs), Code Section 408(b);
        o Simplified Employee Pension (SEP IRA), Code Section 408(k);
        o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
        o Roth IRAs, Code Section 408A.
The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

         Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

MISCELLANEOUS

         ABOUT OUR COMPANY

         Ameritas Variable Life Insurance Company issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are engaged in the business of issuing life insurance and annuities throughout the United States (except New
York), with an emphasis on products with variable investment options in underlying portfolios. We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an affiliate of ours, is the principal underwriter of the Policies. AIC is an indirect majority-owned subsidiary of UNIFI Mutual Holding Company. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to all distributors may be up to a total of 7.5% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $10,000 to $25,000) and marketing support allowances may change from time to time, but in calendar year 2006 the list included the following firms: Harbour Investments, Investacorp, Inc., Investors Capital Corp, and Horace Mann Investors, Inc. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES EXPLAINED section.

         VOTING RIGHTS

         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts you are invested in. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

         LEGAL PROCEEDINGS

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

APPENDIX A: Accumulation Unit Values

         The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

-------------------------------------------------- -------- --------------- ----------------- -----------------------
                                                                                                    Number (#) of
                                                                                Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year    Value($) at      End of Year        At End of Year
                                                               Inception       (December 31)        (December 31)
-------------------------------------------------- -------- --------------- ----------------- -----------------------
AIM FUNDS
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   AIM V.I. Dynamics - Series I (01/01/2001)        2001           16.60             12.646                 87,960
                                                    2002                              8.547                173,480
                                                    2003                             11.688                255,901
                                                    2004                             13.142                292,998
                                                    2005                             14.435                259,477
                                                    2006                             16.629                255,036
-------------------------------------------------- -------- --------------- ----------------- -----------------------
ALGER - Class O
   Alger American Balanced (01/01/2001)             2001           13.56             13.410                207,825
                                                    2002                             11.674                317,627
                                                    2003                             13.788                463,258
                                                    2004                             14.302                553,737
                                                    2005                             15.384                481,743
                                                    2006                             15.983                417,019
-------------------------------------------------- -------- --------------- ----------------- -----------------------
AMERICAN CENTURY
   VP Income & Growth  (01/01/2001)                 2001            6.93              6.471                433,115
                                                    2002                              5.178                909,031
                                                    2003                              6.646              1,642,598
                                                    2004                              7.450              2,236,273
                                                    2005                              7.733              2,660,008
                                                    2006                              8.983              3,076,650
-------------------------------------------------- -------- --------------- ----------------- -----------------------
AMERITAS PORTFOLIOS
   Ameritas Core Strategies  (10/31/2003)           2003           14.79             16.185                340,812
                                                    2004                             17.355                480,203
                                                    2005                             18.707                617,264
                                                    2006                             22.579                859,579
   Ameritas Income & Growth  (01/01/2001)           2001           16.10             13.999                116,359
                                                    2002                              9.665                189,688
                                                    2003                             12.470                288,623
                                                    2004                             13.343                416,581
                                                    2005                             13.864              1,777,100
                                                    2006                             15,161              1,539,401
   Ameritas Index 500  (01/01/2001)                 2001          144.49            129.292                 25,162
                                                    2002                             99.715                 45,106
                                                    2003                            126.880                 75,875
                                                    2004                            139.088                 95,080
                                                    2005                            144.301                 89,301
                                                    2006                            165.165                 82,686
   Ameritas MidCap Growth  (01/01/2001)             2001           32.76             31.790                 42,310
                                                    2002                             22.117                 89,019
                                                    2003                             32.323                152,188
                                                    2004                             36.362                217,959
                                                    2005                             40.141                287,425
                                                    2006                             43.506                316,573
   Ameritas MidCap Value  (01/01/2001)              2001           15.00             17.716                170,533
                                                    2002                             15.116                401,478
                                                    2003                             19.382                531,163
                                                    2004                             20.993                668,687
                                                    2005                             22.046                999,761
                                                    2006                             24.842              1,239,361
   Ameritas Money Market  (01/01/2001)              2001            1.00              1.030             13,882,321
                                                    2002                              1.039             20,980,677
                                                    2003                              1.041             16,549,336
                                                    2004                              1.045             13,216,208
                                                    2005                              1.068             12,454,164
                                                    2006                              1.110             16,085,844
   Ameritas Small Capitalization  (01/01/2001)      2001           36.90             29.194                 11,599
                                                    2002                             18.764                 42,634
                                                    2003                             25.854                 88,031
                                                    2004                             26.250                125,468
                                                    2005                             26.725                158,213
                                                    2006                             31.965                194,490
-------------------------------------------------- -------- --------------- ----------------- -----------------------

                                      -A:1-

-------------------------------------------------- -------- --------------- ----------------- -----------------------
   Ameritas Small Company Equity  (01/01/2001)      2001           15.00             19.727                101,570
                                                    2002                             18.148                224,687
                                                    2003                             24.474                278,296
                                                    2004                             27.966                349,258
                                                    2005                             27.213                404,639
                                                    2006                             29.194                354,606
-------------------------------------------------- -------- --------------- ----------------- -----------------------
CALVERT PORTFOLIOS
   CVS Income  (05/01/2002)                         2002           15.00             15.915                196,245
                                                    2003                             17.798                475,748
                                                    2004                             18.657                935,247
                                                    2005                             19.196              1,487,915
                                                    2006                             20.007              1,933,118
   CVS Social Balanced  (01/01/2001)                2001           1.964              1.851                455,566
                                                    2002                              1.614              1,232,673
                                                    2003                              1.911              1,879,583
                                                    2004                              2.052              2,131,849
                                                    2005                              2.151              1,829,391
                                                    2006                              2.321              1,962,968
   CVS Social Equity  (05/01/2002)                  2002           15.00             12.887                 36,489
                                                    2003                             15.622                144,402
                                                    2004                             16.606                273,384
                                                    2005                             17.223                285,289
                                                    2006                             18.805                288,474
   CVS Social International Equity  (01/01/2001)    2001           19.30             14.486                 15,726
                                                    2002                             12.228                 77,458
                                                    2003                             15.976                168,181
                                                    2004                             18.694                309,928
                                                    2005                             20.389                296,955
                                                    2006                             25.796                341,020
   CVS Social Mid Cap Growth  (01/01/2001)          2001           29.49             27.075                 26,631
                                                    2002                             19.288                 59,271
                                                    2003                             25.200                102,501
                                                    2004                             27.332                150,162
                                                    2005                             27.229                129,286
                                                    2006                             28.871                138,555
   CVS Social Small Cap Growth  (01/01/2001)        2001           13.21             14.961                 23,448
                                                    2002                             11.501                112,475
                                                    2003                             15.927                196,941
                                                    2004                             17.452                268,452
                                                    2005                             15.727                219,213
                                                    2006                             15.725                211,140
-------------------------------------------------- -------- --------------- ----------------- -----------------------
DREYFUS
   MidCap Stock - Service Shares  (11/01/2002)      2002           12.17             12.033                  3,790
                                                    2003                             15.699                 85,176
                                                    2004                             17.790                163,245
                                                    2005                             19.226                161,486
                                                    2006                             20.537                172,611
-------------------------------------------------- -------- --------------- ----------------- -----------------------
FIDELITY  (Service Class 2)
   VIP Asset Manager  (01/01/2001)                  2001           13.89             14.275                127,031
                                                    2002                             12.889                181,645
                                                    2003                             15.048                216,010
                                                    2004                             15.701                276,775
                                                    2005                             16.165                237,995
                                                    2006                             17.181                210,278
   VIP Asset Manager: Growth  (01/01/2001)          2001           15.61             12.347                 17,035
                                                    2002                             10.315                 21,715
                                                    2003                             12.592                 50,389
                                                    2004                             13.195                 69,339
                                                    2005                             13.557                 65,253
                                                    2006                             14.354                 61,424
   VIP Contrafund(R)  (01/01/2001)                  2001           22.89             20.549                 64,084
                                                    2002                             18.438                206,580
                                                    2003                             23.452                446,856
                                                    2004                             26.792                767,894
                                                    2005                             31.005              1,235,831
                                                    2006                             34.275              1,526,651
   VIP Equity-Income  (01/01/2001)                  2001           25.11             22.436                143,316
                                                    2002                             18.449                317,475
                                                    2003                             23.802                596,628
                                                    2004                             26.265                821,828
                                                    2005                             27.509              1,202,755
                                                    2006                             32.729              1,509,056


                                      -A:2-

   VIP Growth  (01/01/2001)                         2001           41.63             33.115                 81,472
                                                    2002                             22.908                172,691
                                                    2003                             30.127                293,933
                                                    2004                             30.820                420,603
                                                    2005                             32.258                518,529
                                                    2006                             34.105                625,970
   VIP High Income  (01/01/2001)                    2001            8.12              6.318                175,675
                                                    2002                              6.478                486,540
                                                    2003                              8.147              1,059,483
                                                    2004                              8.841              1,293,209
                                                    2005                              8.973              1,476,568
                                                    2006                              9.884              1,710,492
   VIP Investment Grade Bond  (01/01/2001)          2001           12.63             12.734                302,145
                                                    2002                             13.916                925,800
                                                    2003                             14.490              1,156,571
                                                    2004                             14.977              1,413,321
                                                    2005                             15.140              1,743,207
                                                    2006                             15.641              1,948,921
   VIP Overseas  (01/01/2001)                       2001           19.81             13.719                 33,056
                                                    2002                             10.831                 89,523
                                                    2003                             15.372                213,241
                                                    2004                             17.279                427,850
                                                    2005                             20.362                852,293
                                                    2006                             23.791              1,270,006
-------------------------------------------------- -------- --------------- ----------------- -----------------------
MFS
   New Discovery - Initial Class (01/01/2001)       2001           15.64             15.665                110,102
                                                    2002                             10.630                187,083
                                                    2003                             14.103                251,217
                                                    2004                             14.903                291,624
                                                    2005                             15.560                240,329
                                                    2006                             17.477                225,733
   Strategic Income - Initial Class (01/01/2001)    2001           10.08             10.416                 18,160
                                                    2002                             11.208                 95,693
                                                    2003                             12.275                215,479
                                                    2004                             13.118                377,445
                                                    2005                             13.260                526,508
                                                    2006                             14.032                646,058
   Utilities  - Initial Class (01/01/2001)          2001           22.97             17.739                118,165
                                                    2002                             13.600                127,935
                                                    2003                             18.338                204,463
                                                    2004                             23.685                331,367
                                                    2005                             27.454                475,120
                                                    2006                             35.751                530,253
-------------------------------------------------- -------- --------------- ----------------- -----------------------
SUMMIT
   Nasdaq-100 Index (01/01/2001)                    2001            6.06              4.432                177,238
                                                    2002                              2.749                433,419
                                                    2003                              4.054                844,345
                                                    2004                              4.428                865,611
                                                    2005                              4.450                756,282
                                                    2006                              4.709                684,034
   Russell 2000 Small Cap Index  (01/01/2001)       2001            9.57              9.622                 61,252
                                                    2002                              7.539                 98,539
                                                    2003                             10.938                211,076
                                                    2004                             12.771                327,689
                                                    2005                             13.179                276,468
                                                    2006                             15.375                313,643
   S&P MidCap 400 Index (01/01/2001)                2001           11.40             11.683                 70,378
                                                    2002                              9.839                122,614
                                                    2003                             13.155                231,485
                                                    2004                             15.106                336,499
                                                    2005                             16.777                394,840
                                                    2006                             18.262                479,718
-------------------------------------------------- -------- --------------- ----------------- -----------------------
THIRD AVENUE
   Third Avenue Value (01/01/2001)                  2001           14.82             17.171                240,548
                                                    2002                             15.216                474,992
                                                    2003                             21.518                724,909
                                                    2004                             25.594              1,026,292
                                                    2005                             29.105              1,164,416
                                                    2006                             33.431              1,263,537
-------------------------------------------------- -------- --------------- ----------------- -----------------------

                                     -A:3-

-------------------------------------------------- -------- --------------- ----------------- -----------------------
VAN KAMPEN
   Emerging Markets Equity - Class I (01/01/2001)   2001            7.02              6.586                 14,050
                                                    2002                              5.954                 40,625
                                                    2003                              8.842                115,632
                                                    2004                             10.799                185,530
                                                    2005                             14.341                539,504
                                                    2006                             19.512                744,164
   Global Value Equity - Class I (01/01/2001)       2001           13.12             12.176                109,697
                                                    2002                             10.047                209,773
                                                    2003                             12.856                325,982
                                                    2004                             14.480                511,509
                                                    2005                             15.203                524,612
                                                    2006                             18.281                455,123
   International Magnum - Class I ((01/01/2001)     2001           11.77              9.448                 33,989
                                                    2002                              7.801                 65,732
                                                    2003                              9.862                107,888
                                                    2004                             11.484                141,267
                                                    2005                             12.655                179,984
                                                    2006                             15.710                244,472
   U.S. Real Estate - Class I (01/01/2001)          2001           11.44             12.555                 55,666
                                                    2002                             12.364                237,247
                                                    2003                             16.870                294,834
                                                    2004                             22.828                464,510
                                                    2005                             26.509                508,529
                                                    2006                             36.304                601,795
---------------------------------------------------------------------------------------------------------------------

                                     -A:4-

APPENDIX B: Tax-Qualified Plan Disclosures

Disclosure Summary for IRA, SEP IRA, SIMPLE IRA, and Roth IRA plans....Page B: 1
Disclosure Summary for 403(b) Tax Sheltered Annuity plan...............Page B: 6

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DISCLOSURE SUMMARY                             For annuity policies issued as a:
                                               |    Regular IRA
AMERITAS VARIABLE LIFE INSURANCE COMPANY       |    SEP IRA
                                               |    SIMPLE IRA
                                               |    Roth IRA
---------------------------------------------- ---------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Policy no later than the seventh day after issuance to us at:

                    Ameritas Variable Life Insurance Company
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA

Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

                                     -B:1-

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($4,000 for 2005 through 2007, and $5,000 in 2008 and after), or 100% of your earned income or compensation, whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

         Married Filing Jointly     Single/Head of Household
         ----------------------     ------------------------
Year          AGI                     AGI
----
2004     $65,000 - $  75,000         $45,000 - $55,000
2005     $70,000 - $  80,000         $50,000 - $60,000
2006     $75,000 - $  85,000         $50,000 - $60,000
2007+    $80,000 - $ 100,000         $50,000 - $60,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectant or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year;

                                     -B:2-
and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). There is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. You should consult with your own tax or financial advisor with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after the Required Beginning Date, your designated beneficiary must select to have the remaining amount of your Regular IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a beneficiary, your interest is distributed over your remaining life expectancy. Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free. If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457plan, or SIMPLE plan into a Regular IRA. Such an event is called a Tax-Free Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Tax-Free Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.
2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
     a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
     b. required minimum distributions made during or after the year you reach age 70 1/2;
     c.   any hardship distributions made under the terms of the plan; and
     d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.
                                     -B:3-

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs.

ROTH IRA

Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000 per year, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $95,000. Your ability to contribute to your Roth IRA is phased out at $110,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $150,000. Your ability to contribute to your Roth IRA is phased out at $160,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.


                                     -B:4-

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a traditional IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a traditional IRA to a Roth IRA.

Rollovers from a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan to a Roth IRA are not allowed.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

                                     -B:5-

-------------------------------------------- -----------------------------------
          DISCLOSURE SUMMARY                   For annuity policies issued as a:
                                                   TAX SHELTERED ANNUITY
 AMERITAS VARIABLE LIFE INSURANCE COMPANY         Under IRC Section 403(b)
-------------------------------------------- -----------------------------------

The Policy may be purchased by you or your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' CHARGES and CHARGES EXPLAINED sections describe applicable costs. You should refer to the Policy and Riders for a full description of the benefits and charges of purchasing the Policy for an IRC 403(b) plan.

CONTRIBUTIONS

Contributions under the Policy must be remitted by the Employer. You may, with our agreement, (i) transfer to the Policy any amount held under a contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from a contract or account that meets the requirements of IRC Sections 403(b) or 408(d)(3)(A)(iii). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.


Contributions to the Policy are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g), which is $15,500 for 2007. Unless this Policy is purchased under an ERISA Plan and "employer contributions" may be made, all contributions are made by your Employer under a salary reduction agreement you enter into with your Employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 415 which apply to this Policy and all other 403(b), 401(k), or SIMPLE plans, contracts or arrangements with your Employer. If contributions to the Policy inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Policy withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $5000 for 2007. This amount may be increased for inflation in future years.


Notwithstanding any provision of the Policy to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Policy to comply with IRC Section 403(b) or the Plan.

LOANS

For 403(b) TSA Policies issued after 1/1/02, we may charge a reasonable fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis.

Other loan provisions are described in this Prospectus' DISTRIBUTION section Loans provision.

DISTRIBUTIONS

When Annuity Income Payments Begin
Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Policy Data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

Permitted Distributions
Distributions of Policy value will only be permitted:
        o    upon the Owner's separation of service;
        o    after the Owner's age 59 1/2;
        o    due to disability within the meaning of IRC Section 72(m)(7);
        o in the case of salary reduction contributions only , due to financial hardship.
Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

Despite the distribution restrictions stated above, we will permit distributions of salary deferrals in excess of IRC limits contributed to the Policy, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date,

                                     -B:6-
provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

If your employer has established an ERISA plan under IRC Section 403(b), we will restrict any distributions under the Policy pursuant to IRC Sections 401(a)(11) and 417.

Trustee-to-trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted.

If the Owner's employer has established an ERISA plan under IRC Section 403(b), any distributions under this Policy will be restricted, as provided in IRC Sections 401(a)(11) and 417.

Direct Rollover Option
A distributee under the Policy, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Policy distributions permitted and made on account of a hardship. We reserve the right to determine the amount of the required minimum distribution.

If Policy annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

Required Minimum Distributions
Distributions under the Policy made on or after January 1, 2003 will be subject to Required Minimum Distribution requirements of IRC ss.401(a)(9) pursuant to final and temporary regulations issued by the IRS in 2002.

Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the IRC requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:
     (a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.
     (b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

CONVERSION OF A 403(b) POLICY TO A NON-403(b) QUALIFIED POLICY

The IRC only permits you to maintain a 403(b) Policy while you are covered under a 403(b) Plan. Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Policy assets into another tax-qualified annuity policy, including an Individual Retirement Annuity policy. Should you need to exercise such a roll over, you may elect to convert your existing 403(b) Policy with us into an IRA Policy. Because certain distributions are permitted under IRC Section 403(b) that are not permitted for IRAs, any conversion may result in a loss of certain benefits (such as 403(b) permitted hardship withdrawals). Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Policy with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.

                                     -B:7-

                                    THANK YOU
for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                    Ameritas Variable Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                              variable.ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.


       STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains more details concerning the disclosures in this prospectus.

       For a free copy, access it on the SEC's Web Site (www.sec.gov, select "Search for Company Filings," then "Companies," then type file number 333-47162), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

------------------------------------------ -----------
                                            Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services

------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriters
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields

------------------------------------------ -----------

Other Information                              4
MORNINGSTAR(R) ASSET ALLOCATOR Asset
Allocation Program offered through
Ameritas Investment Corp. ("AIC")

------------------------------------------ -----------

Service Marks and Copyright                    5

------------------------------------------ -----------

Licensing Agreement                            6
Financial Statements
------------------------------------------ -----------

                                    Last Page

Statement of Additional Information:  April 30, 2007
to accompany Policy Prospectus dated: April 30, 2007

                                   Ameritas Variable Life Insurance Company Logo

OVERTURE MEDLEY! (SM)
Flexible Premium
Deferred Variable Annuity Policy
                  Ameritas Variable Life Insurance Company Separate Account VA-2

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our Web site at variable.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

              TABLE OF CONTENTS
                                                Page

General Information and History                  1
Services

Purchase of Securities Being Offered             2
Underwriters
Calculation of Performance
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Yields

Other Information                                4
MORNINGSTAR(R) ASSET ALLOCATOR Asset
Allocation Program offered through
Ameritas Investment Corp. ("AIC")

Service Marks and Copyright                      5

Licensing Agreement                              6
Financial Statements

                         GENERAL INFORMATION AND HISTORY

           Ameritas Variable Life Insurance Company Separate Account VA-2 is a separate investment account of Ameritas Variable Life Insurance Company ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We issue life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios managed by advisors of nationally prominent mutual fund companies.

           We are owned by Ameritas Life Insurance Corp. ("Ameritas Life"), Nebraska's first insurance company - in business since 1887. We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI") (Ameritas Life is wholly owned by Ameritas Holding Company, which in turn is wholly owned by UNIFI). The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

                                    SERVICES

The statutory financial statements of Ameritas Variable Life Insurance Company as of December 31, 2006 and 2005, and for the years then ended, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2006, and for each of the periods in the two years then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508, independent auditors and independent registered public accounting firm, respectively, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.

                                     SAI:1

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 "o" Street, Lincoln, Nebraska 68510. AIC is a majority-owned subsidiary of Ameritas Life, and therefore is an affiliate of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                             --------------- ---------------- ----------------
                                                      YEAR:       2004            2005             2006
------------------------------------------------------------ --------------- ---------------- ----------------
Variable annuity commission we paid to AIC that was paid       $11,317,300       $9,469,380       $10,168,715
to other broker-dealers and representatives (not kept by
AIC).
------------------------------------------------------------ --------------- ---------------- ----------------
Variable annuity commission earned and kept by AIC.                $72,236          $46,675           $29,566
------------------------------------------------------------ --------------- ---------------- ----------------
Fees we paid to AIC for variable annuity Principal                $169,001         $158,125          $149,175
Underwriter services.
------------------------------------------------------------ --------------- ---------------- ----------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a


                                     SAI:2
percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee, the administrative expense charge, the annual Policy Fee (if any), and is presented both with and without the most expensive of each of the types of optional features. Current fees are used, not the guaranteed maximum fees. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                       cd
Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000, so no Policy fee is currently applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Ameritas Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Ameritas Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Ameritas Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The Ameritas Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment

                                     SAI:3
in the Ameritas Money Market Subaccount nor that Subaccount's investment in the Ameritas Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Information in the prospectus and this Statement are intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at www.sec.gov, select "Filings" and type in "Ameritas Variable" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)

             MORNINGSTAR(R) ASSET ALLOCATOR ASSET ALLOCATION PROGRAM
                                 offered through
                        AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will

                                     SAI:4
automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. We and AIC may also receive fees for administrative services from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher fees for administrative services or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. In advising those portfolios, AIC may, from time to time, recommend to the portfolio's board of trustees a change in portfolio management firm or strategy or the closure or merger of a portfolio, all of which could impact a model. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

                           SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison symbol are registered service marks of Ameritas Life Insurance Corp., which licenses their use to Ameritas Variable Life Insurance Company. "OVERTURE MEDLEY!" is a registered service mark of Ameritas Variable Life Insurance Company. The Policy and Policy prospectus are copyrighted by Ameritas Variable Life Insurance Company.

                                     SAI:5

                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:6

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2

                  FINANCIAL STATEMENTS AS OF DECEMBER 31, 2006
             AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2006 and the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2006, and the results of their operations for the period then ended and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 22, 2007

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2006

ASSETS
INVESTMENTS AT FAIR VALUE:

    Variable Insurance Products (Fidelity):
       VIP Equity-Income Portfolio: Initial Class (Equity-Income IC) -
         2,599,314.817 shares at $26.20 per share (cost $55,862,807)                             $       68,102,048
       VIP Equity-Income Portfolio: Service Class (Equity-Income SC) -
         668,715.357 shares at $26.11 per share (cost $15,646,852)                                       17,460,158
       VIP Equity-Income Portfolio: Service Class 2 (Equity-Income SC2) -
         1,909,180.787 shares at $25.87 per share (cost $44,442,736)                                     49,390,507
       VIP Growth Portfolio: Initial Class (Growth IC) -
         1,111,620.706 shares at $35.87 per share (cost $33,287,430)                                     39,873,835
       VIP Growth Portfolio: Service Class (Growth SC) -
         319,297.341 shares at $35.72 per share (cost $12,940,153)                                       11,405,301
       VIP Growth Portfolio: Service Class 2 (Growth SC2) -
         602,739.495 shares at $35.42 per share (cost $18,478,084)                                       21,349,033
       VIP High Income Portfolio: Initial Class (High Income IC) -
         2,177,579.916 shares at $6.35 per share (cost $14,057,650)                                      13,827,632
       VIP High Income Portfolio: Service Class (High Income SC) -
         1,000,762.362 shares at $6.32 per share (cost $6,503,587)                                        6,324,818
       VIP High Income Portfolio: Service Class 2 (High Income SC2) -
         2,704,937.805 shares at $6.25 per share (cost $17,181,260)                                      16,905,861
       VIP Overseas Portfolio: Initial Class (Overseas IC) -
         1,011,791.729 shares at $23.97 per share (cost $14,858,938)                                     24,252,648
       VIP Overseas Portfolio: Service Class (Overseas SC) -
         419,953.549 shares at $23.86 per share (cost $7,725,277)                                        10,020,092
       VIP Overseas Portfolio: Service Class 2 (Overseas SC2) -
         1,272,203.934 shares at $23.75 per share (cost $23,210,895)                                     30,214,843
       VIP Asset Manager Portfolio: Initial Class (Asset Mgr. IC) -
         2,067,795.775 shares at $15.71 per share (cost $32,576,987)                                     32,485,072
       VIP Asset Manager Portfolio: Service Class (Asset Mgr. SC) -
         407,417.243 shares at $15.61 per share (cost $6,375,279)                                         6,359,783
       VIP Asset Manager Portfolio: Service Class 2 (Asset Mgr. SC2) -
         233,540.705 shares at $15.47 per share (cost $3,239,634)                                         3,612,875
       VIP Investment Grade Bond Portfolio: Initial Class (Inv. Bond IC) -
         2,786,981.681 shares at $12.76 per share (cost $35,221,221)                                     35,561,886
       VIP Investment Grade Bond Portfolio: Service Class 2 (Inv. Bond SC2) -
         2,427,023.269 shares at $12.56 per share (cost $30,829,292)                                     30,483,412
       VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
         1,827,685.556 shares at $31.47 per share (cost $39,572,490)                                     57,517,264
       VIP Contrafund Portfolio: Service Class (Contrafund SC) -
         755,421.924 shares at $31.38 per share (cost $19,233,011)                                       23,705,140
       VIP Contrafund Portfolio: Service Class 2 (Contrafund SC2) -
         1,681,981.619 shares at $31.11 per share (cost $44,326,339)                                     52,326,448

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2006

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Variable Insurance Products (Fidelity), continued:
       VIP Asset Manager: Growth Portfolio: Initial Class (Asset Mgr. Gr. IC) -
         304,667.564 shares at $13.60 per share (cost $3,949,568)                                $        4,143,479
       VIP Asset Manager: Growth Portfolio: Service Class (Asset Mgr. Gr. SC) -
         84,735.791 shares at $13.50 per share (cost $1,215,419)                                          1,143,933
       VIP Asset Manager: Growth Portfolio: Service Class 2 (Asset Mgr. Gr. SC2) -
         65,696.869 shares at $13.42 per share (cost $768,644)                                              881,652
    The Alger American Fund (Alger):
       Alger American Balanced Portfolio - Class O (Balanced) -
         1,727,505.893 shares at $14.11 per share (cost $22,659,233)                                     24,375,108
    MFS Variable Insurance Trust (MFS):
       Strategic Income Portfolio: Initial Class (Strategic Inc.) -
         1,467,202.707 shares at $10.67 per share (cost $15,459,019)                                     15,655,053
       Utilities Portfolio: Initial Class (Utilities) -
         2,129,642.211 shares at $29.27 per share (cost $41,935,924)                                     62,334,628
       New Discovery Portfolio: Initial Class (New Discovery) -
         603,101.257 shares at $17.42 per share (cost $7,988,487)                                        10,506,024
    The Universal Institutional Funds, Inc. (Van Kampen):
       Emerging Markets Equity Portfolio - Class I (Emerging Markets) -
         1,679,544.791 shares at $19.54 per share (cost $21,835,238)                                     32,818,305
       Global Value Equity Portfolio - Class I (Global Value) -
         1,111,950.857 shares at $16.98 per share (cost $13,839,613)                                     18,880,926
       International Magnum Portfolio - Class I (Intl. Magnum) -
         734,128.853 shares at $14.26 per share (cost $8,049,255)                                        10,468,677
       U.S. Real Estate Portfolio - Class I (U.S. Real Estate) -
         1,575,100.508 shares at $29.36 per share (cost $27,614,498)                                     46,244,951
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
       Ameritas Core Strategies Portfolio (Core Strat.) -
         2,658,726.574 shares at $21.01 per share (cost $41,259,485)                                     55,859,845
       Ameritas Income & Growth Portfolio (Income and Growth) -
         6,869,990.650 shares at $14.39 per share (cost $92,398,122)                                     98,859,165
       Ameritas Index 500 Portfolio (Index 500) -
         457,921.522 shares at $152.96 per share (cost $61,045,929)                                      70,043,676
       Ameritas MidCap Growth Portfolio (MidCap) -
         1,367,621.988 shares at $35.96 per share (cost $40,515,958)                                     49,179,687
       Ameritas Money Market Portfolio (Money Market) -
         49,015,510.137 shares at $1.00 per share (cost $49,015,510)             $    49,015,510
           Dividends Receivable                                                           33,350
                                                                                ----------------
             Total                                                                                       49,048,860
       Ameritas Small Capitalization Portfolio (Small Cap) -
         664,420.201 shares at $33.48 per share (cost $16,040,892)                                       22,244,788

The accompanying notes are an integral part of these financial statements.

                                      FS-3


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2006

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas), continued:
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
         773,349.288 shares at $22.63 per share (cost $16,779,803)                               $       17,500,894
       Ameritas Focused MidCap Value Portfolio (Focused MidCap) -
         2,039,059.323 shares at $23.49 per share (cost $40,070,484)                                     47,897,503
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
       CVS Social Balanced Portfolio (Balanced) -
         3,720,777.037 shares at $2.030 per share (cost $6,788,191)                                       7,553,177
       CVS Social International Equity Portfolio (Intl. Equity) -
         559,066.731 shares at $21.85 per share (cost $8,622,706)                                        12,215,608
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         184,115.322 shares at $28.29 per share (cost $4,592,930)                                         5,208,622
       CVS Social Small Cap Growth Portfolio (Small Cap) -
         318,899.859 shares at $15.38 per share (cost $4,772,870)                                         4,904,680
       CVS Social Equity Portfolio (Equity) -
         304,531.927 shares at $19.48 per share (cost $4,761,143)                                         5,932,282
       CVS Income Portfolio (Income) -
         3,074,342.680 shares at $16.02 per share (cost $49,842,322)                                     49,250,970
    American Century Variable Portfolios, Inc. (American Century):
       VP Income & Growth Portfolio (Income & Growth) -
         4,715,699.481 shares at $8.63 per share (cost $30,568,862)                                      40,696,487
    AIM Variable Insurance Funds (AIM):
       AIM V.I. Dynamics Portfolio - Series I (Dynamics) -
         406,446.007 shares at $17.15 per share (cost $5,252,927)                                         6,970,549
    Summit Mutual Funds Inc. Summit Pinnacle Series (Summit):
       S&P MidCap 400 Index Portfolio (S&P MidCap) -
         211,611.984 shares at $69.23 per share (cost $11,737,942)                                       14,649,898
       Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         131,861.906 shares at $74.19 per share (cost $7,246,708)                                         9,782,835
       Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         235,876.882 shares at $24.47 per share (cost $4,656,528)                                         5,771,907
    Third Avenue Variable Series Trust (Third Avenue):
       Third Avenue Value Portfolio (Value) -
         2,866,913.666 shares at $29.84 per share (cost $60,382,602)                                     85,548,704
    Dreyfus Investment Portfolios (Dreyfus):
       MidCap Stock Portfolio - Service Shares (MidCap) -
         320,360.318 shares at $17.32 per share (cost $5,340,403)                                         5,548,641
                                                                                                --------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $    1,443,300,170
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                              Equity-Income IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $      2,215,079
   Mortality and expense risk charge                                                   (874,319)
                                                                              ------------------
Net investment income(loss)                                                           1,340,760
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    7,977,869
   Net realized gain(loss) on sale of fund shares                                     2,440,710
                                                                              ------------------
Net realized gain(loss)                                                              10,418,579
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (391,453)
                                                                              ------------------
Net increase(decrease) in net assets resulting
   from operations                                                             $     11,367,886
                                                                              ==================


                                                                                        Equity-Income IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      1,340,760   $        282,276
   Net realized gain(loss)                                                           10,418,579          4,885,586
   Net change in unrealized appreciation/depreciation                                  (391,453)        (2,266,505)
                                                                             ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   11,367,886          2,901,357
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  983,671            986,751
   Subaccounts transfers (including fixed account), net                                  34,544           (671,973)
   Transfers for policyowner benefits and terminations                              (11,795,310)       (13,075,248)
   Policyowner maintenance charges                                                     (145,163)          (156,862)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                (10,922,258)       (12,917,332)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  445,628        (10,015,975)
Net assets at beginning of period                                                    67,656,420         77,672,395
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     68,102,048   $     67,656,420
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                  Fidelity
-------------------------------------------------------------------------------------------------
 Equity-Income SC                        Equity-Income SC2                      Growth IC
-------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
-------------------                    -------------------                    -------------------
 $        508,529                       $      1,206,638                       $        172,480
         (151,988)                              (321,692)                              (553,051)
-------------------                    -------------------                    -------------------
          356,541                                884,946                               (380,571)
-------------------                    -------------------                    -------------------

        1,962,452                              5,089,966                                   ----
          260,471                                128,671                              1,149,017
-------------------                    -------------------                    -------------------
        2,222,923                              5,218,637                              1,149,017
-------------------                    -------------------                    -------------------

          257,469                              1,160,226                              1,382,631
-------------------                    -------------------                    -------------------


 $      2,836,933                       $      7,263,809                       $      2,151,077
===================                    ===================                    ===================

          Equity-Income SC                       Equity-Income SC2                          Growth IC
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005                2006               2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        356,541    $         87,524   $        884,946   $        107,258    $       (380,571)  $       (373,936)
        2,222,923             646,854          5,218,637            879,741           1,149,017            892,207
          257,469             (26,773)         1,160,226            507,396           1,382,631          1,223,605
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        2,836,933             707,605          7,263,809          1,494,395           2,151,077          1,741,876
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


           51,469              72,670          2,874,910          2,551,112             785,514            899,605
          842,582           1,508,841          8,332,563          8,731,588          (1,375,396)        (3,047,267)
       (1,790,147)         (1,741,062)        (2,072,706)        (1,217,809)         (6,884,351)       (10,452,222)
           (3,434)             (3,484)           (94,247)           (58,676)           (113,577)          (134,494)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (899,530)           (163,035)         9,040,520         10,006,215          (7,587,810)       (12,734,378)
------------------- ------------------ ------------------- ------------------- ------------------ -------------------

        1,937,403             544,570         16,304,329         11,500,610          (5,436,733)       (10,992,502)
       15,522,755          14,978,185         33,086,178         21,585,568          45,310,568         56,303,070
------------------- ------------------ ------------------- ------------------- ------------------ -------------------
 $     17,460,158    $     15,522,755   $     49,390,507   $     33,086,178    $     39,873,835   $     45,310,568
=================== ================== =================== ================== =================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                  Growth SC

                                                                              ------------------
STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         34,649
   Mortality and expense risk charge                                                   (113,057)
                                                                              ------------------
Net investment income(loss)                                                             (78,408)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (417,034)
                                                                              ------------------
Net realized gain(loss)                                                                (417,034)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        1,152,164
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        656,722
                                                                              ==================


                                                                                            Growth SC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (78,408)  $        (68,491)
   Net realized gain(loss)                                                             (417,034)          (799,836)
   Net change in unrealized appreciation/depreciation                                 1,152,164          1,391,709
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      656,722            523,382
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   51,260             76,783
   Subaccounts transfers (including fixed account), net                                (545,502)          (865,325)
   Transfers for policyowner benefits and terminations                               (1,250,802)        (1,167,916)
   Policyowner maintenance charges                                                       (2,997)            (3,613)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,748,041)        (1,960,071)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,091,319)        (1,436,689)
Net assets at beginning of period                                                    12,496,620         13,933,309
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     11,405,301   $     12,496,620
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                    Fidelity
--------------------------------------------------------------------------------------------------------------------
    Growth SC2                            High Income IC                         High Income SC
-------------------                    -------------------                    -------------------
       2006                                   2006                                   2006
-------------------                    -------------------                    -------------------
 $         28,019                       $      1,028,956                       $        466,091
         (149,857)                              (182,933)                               (54,216)
-------------------                    -------------------                    -------------------
         (121,838)                               846,023                                411,875
-------------------                    -------------------                    -------------------


             ----                                   ----                                   ----
          134,171                                (56,466)                               (36,503)
-------------------                    -------------------                    -------------------
          134,171                                (56,466)                               (36,503)
-------------------                    -------------------                    -------------------

        1,093,135                                505,268                                190,714
-------------------                    -------------------                    -------------------


 $      1,105,468                       $      1,294,825                       $        566,086
===================                    ===================                    ===================

             Growth SC2                           High Income IC                         High Income SC
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005                2006               2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $       (121,838)   $        (79,121)  $        846,023   $      2,367,021    $        411,875   $        789,274
          134,171             102,469            (56,466)           146,370             (36,503)           (55,731)
        1,093,135             751,683            505,268         (2,277,401)            190,714           (650,102)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,105,468             775,031          1,294,825            235,990             566,086             83,441
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,211,737           1,361,482            211,576            310,412              13,287             16,645
        3,255,882           2,511,833            (57,276)        (2,344,301)            773,168           (135,474)
         (910,103)           (857,853)        (2,959,679)        (3,584,441)           (501,884)          (609,691)
          (40,557)            (26,718)           (25,045)           (29,803)             (1,177)            (1,198)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
        3,516,959           2,988,744         (2,830,424)        (5,648,133)            283,394           (729,718)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        4,622,427           3,763,775         (1,535,599)        (5,412,143)            849,480           (646,277)
       16,726,606          12,962,831         15,363,231         20,775,374           5,475,338          6,121,615
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     21,349,033    $     16,726,606   $     13,827,632   $     15,363,231    $      6,324,818   $      5,475,338
=================== ================== =================== ================== =================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                               High Income SC2
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $      1,241,755
   Mortality and expense risk charge                                                   (117,290)
                                                                              ------------------
Net investment income(loss)                                                           1,124,465
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (27,236)
                                                                              ------------------
Net realized gain(loss)                                                                 (27,236)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          365,459
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,462,688
                                                                              ==================

                                                                                         High Income SC2
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      1,124,465   $      1,761,953
   Net realized gain(loss)                                                              (27,236)            (8,010)
   Net change in unrealized appreciation/depreciation                                   365,459         (1,531,750)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,462,688            222,193
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,111,474            974,835
   Subaccounts transfers (including fixed account), net                               2,362,161          2,071,954
   Transfers for policyowner benefits and terminations                               (1,244,028)        (1,421,612)
   Policyowner maintenance charges                                                      (36,136)           (30,366)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  2,193,471          1,594,811
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                3,656,159          1,817,004
Net assets at beginning of period                                                    13,249,702         11,432,698
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     16,905,861   $     13,249,702
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------

   Overseas IC                            Overseas SC                            Overseas SC2
-------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
-------------------                    -------------------                    -------------------
 $        198,702                       $         71,331                       $        133,195
         (302,055)                               (88,950)                              (185,699)
-------------------                    -------------------                    -------------------
         (103,353)                               (17,619)                               (52,504)
-------------------                    -------------------                    -------------------


          138,135                                 55,527                                115,436
        1,293,473                                294,513                                193,255
-------------------                    -------------------                    -------------------
        1,431,608                                350,040                                308,691
-------------------                    -------------------                    -------------------

        2,160,463                              1,147,886                              3,591,470
-------------------                    -------------------                    -------------------


 $      3,488,718                       $      1,480,307                       $      3,847,657
===================                    ===================                    ===================

             Overseas IC                            Overseas SC                           Overseas SC2
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005                2006               2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $       (103,353)   $       (125,909)  $        (17,619)  $        (29,068)   $        (52,504)  $        (47,554)
        1,431,608             940,244            350,040             48,837             308,691            120,755
        2,160,463           2,450,344          1,147,886          1,269,550           3,591,470          2,314,882
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        3,488,718           3,264,679          1,480,307          1,289,319           3,847,657          2,388,083
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          572,661             446,881             34,881             30,127           2,275,708          1,635,636
        1,772,077           1,191,301            849,457          1,778,276           7,778,234          6,470,926
       (3,477,569)         (3,774,910)          (837,634)          (689,407)           (991,275)          (511,462)
          (51,415)            (47,518)            (1,723)            (1,385)            (50,084)           (21,565)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
       (1,184,246)         (2,184,246)            44,981          1,117,611           9,012,583          7,573,535
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        2,304,472           1,080,433          1,525,288          2,406,930          12,860,240          9,961,618
       21,948,176          20,867,743          8,494,804          6,087,874          17,354,603          7,392,985
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $     24,252,648    $     21,948,176   $     10,020,092   $      8,494,804    $     30,214,843   $     17,354,603
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Asset Mgr. IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $      1,001,928
   Mortality and expense risk charge                                                   (446,580)
                                                                              ------------------
Net investment income(loss)                                                             555,348
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (441,632)
                                                                              ------------------
Net realized gain(loss)                                                                (441,632)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        1,837,370
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,951,086
                                                                              ==================

                                                                                          Asset Mgr. IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        555,348   $        673,492
   Net realized gain(loss)                                                             (441,632)          (953,570)
   Net change in unrealized appreciation/depreciation                                 1,837,370          1,233,926
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,951,086            953,848
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  338,382            292,333
   Subaccounts transfers (including fixed account), net                              (1,884,252)        (1,924,902)
   Transfers for policyowner benefits and terminations                               (5,942,114)        (7,848,377)
   Policyowner maintenance charges                                                     (102,929)          (125,280)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (7,590,913)        (9,606,226)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (5,639,827)        (8,652,378)
Net assets at beginning of period                                                    38,124,899         46,777,277
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     32,485,072   $     38,124,899
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
  Asset Mgr. SC                           Asset Mgr. SC2                          Inv. Bond IC
-------------------                    -------------------                    -------------------
       2006                                   2006                                   2006
-------------------                    -------------------                    -------------------
 $        180,937                       $         97,146                       $      1,656,451
          (62,885)                               (30,724)                              (465,852)
-------------------                    -------------------                    -------------------
          118,052                                 66,422                              1,190,599
-------------------                    -------------------                    -------------------


             ----                                   ----                                 99,189
          (63,765)                                72,987                               (216,877)
-------------------                    -------------------                    -------------------
          (63,765)                                72,987                               (117,688)
-------------------                    -------------------                    -------------------

          341,363                                 89,596                                 11,770
-------------------                    -------------------                    -------------------


 $        395,650                       $        229,005                       $      1,084,681
===================                    ===================                    ===================


            Asset Mgr. SC                         Asset Mgr. SC2                          Inv. Bond IC
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005                2006               2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        118,052    $        137,133   $         66,422   $         75,269    $      1,190,599   $      1,307,703
          (63,765)           (252,531)            72,987             49,022            (117,688)         1,182,525
          341,363             300,672             89,596            (15,563)             11,770         (2,017,349)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          395,650             185,274            229,005            108,728           1,084,681            472,879
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


            4,469              43,697             79,915            126,134             455,563            652,878
         (712,861)         (1,828,929)          (345,532)          (599,561)         (1,090,435)          (955,479)
         (524,500)           (629,506)          (190,297)          (126,913)         (8,536,556)        (9,479,413)
           (1,582)             (1,996)            (7,423)            (6,731)            (49,958)           (62,723)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (1,234,474)         (2,416,734)          (463,337)          (607,071)         (9,221,386)        (9,844,737)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (838,824)         (2,231,460)          (234,332)          (498,343)         (8,136,705)        (9,371,858)
        7,198,607           9,430,067          3,847,207          4,345,550          43,698,591         53,070,449
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      6,359,783    $      7,198,607   $      3,612,875   $      3,847,207    $     35,561,886   $     43,698,591
=================== ================== =================== ================== =================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Inv. Bond SC2
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $      1,016,042
   Mortality and expense risk charge                                                   (223,398)
                                                                              ------------------
Net investment income(loss)                                                             792,644
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       63,768
   Net realized gain(loss) on sale of fund shares                                      (130,228)
                                                                              ------------------
Net realized gain(loss)                                                                 (66,460)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          211,003
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        937,187
                                                                              ==================


                                                                                          Inv. Bond SC2
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        792,644   $        587,619
   Net realized gain(loss)                                                              (66,460)           433,742
   Net change in unrealized appreciation/depreciation                                   211,003           (754,385)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      937,187            266,976
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,010,386          1,794,442
   Subaccounts transfers (including fixed account), net                               3,167,816          4,689,661
   Transfers for policyowner benefits and terminations                               (1,966,312)        (1,474,883)
   Policyowner maintenance charges                                                      (57,578)           (51,602)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  3,154,312          4,957,618
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                4,091,499          5,224,594
Net assets at beginning of period                                                    26,391,913         21,167,319
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     30,483,412   $     26,391,913
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                    Fidelity
--------------------------------------------------------------------------------------------------------------------
    Contrafund                            Contrafund SC                         Contrafund SC2
-------------------                    -------------------                    -------------------
       2006                                   2006                                   2006
-------------------                    -------------------                    -------------------
 $        754,027                       $        262,114                       $        463,127
         (802,605)                              (223,117)                              (360,961)
-------------------                    -------------------                    -------------------
          (48,578)                                38,997                                102,166
-------------------                    -------------------                    -------------------


        4,653,898                              1,907,852                              4,117,524
        4,158,784                                936,331                                424,034
-------------------                    -------------------                    -------------------
        8,812,682                              2,844,183                              4,541,558
-------------------                    -------------------                    -------------------

       (3,092,854)                              (519,110)                               (44,328)
-------------------                    -------------------                    -------------------


 $      5,671,250                       $      2,364,070                       $      4,599,396
===================                    ===================                    ===================

            Contrafund IC                          Contrafund SC                         Contrafund SC2
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005                2006               2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        (48,578)   $       (614,641)  $         38,997   $       (156,305)   $        102,166   $       (188,472)
        8,812,682           2,710,766          2,844,183            490,066           4,541,558            171,085
       (3,092,854)          6,250,268           (519,110)         2,842,770             (44,328)         4,366,547
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        5,671,250           8,346,393          2,364,070          3,176,531           4,599,396          4,349,160
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,296,599           1,126,275             65,785             72,204           3,604,186          2,968,208
         (316,802)          4,737,887            247,413          2,566,500           8,395,223         11,752,211
      (10,399,342)        (11,483,888)        (2,340,910)        (1,890,257)         (2,482,577)        (1,271,443)
         (101,991)           (101,449)            (5,148)            (5,015)           (106,394)           (55,163)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (9,521,536)         (5,721,175)        (2,032,860)           743,432           9,410,438         13,393,813
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (3,850,286)          2,625,218            331,210          3,919,963          14,009,834         17,742,973
       61,367,550          58,742,332         23,373,930         19,453,967          38,316,614         20,573,641
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     57,517,264    $     61,367,550   $     23,705,140   $     23,373,930    $     52,326,448   $     38,316,614
=================== ================== =================== ================== =================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                              Asset Mgr. Gr. IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         97,917
   Mortality and expense risk charge                                                    (60,912)
                                                                              ------------------
Net investment income(loss)                                                              37,005
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                         3,420
                                                                              ------------------
Net realized gain(loss)                                                                   3,420
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          189,346
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        229,771
                                                                              ==================


                                                                                        Asset Mgr. Gr. IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         37,005   $         72,450
   Net realized gain(loss)                                                                3,420            (84,111)
   Net change in unrealized appreciation/depreciation                                   189,346            118,908
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      229,771            107,247
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   62,423             75,078
   Subaccounts transfers (including fixed account), net                                 (79,624)          (554,451)
   Transfers for policyowner benefits and terminations                               (1,090,132)        (1,255,394)
   Policyowner maintenance charges                                                       (8,308)           (10,938)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,115,641)        (1,745,705)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (885,870)        (1,638,458)
Net assets at beginning of period                                                     5,029,349          6,667,807
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      4,143,479   $      5,029,349
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                  Fidelity                                                    Alger
----------------------------------------------------------------------------- --------------------------------------
 Asset Mgr. Gr. SC                     Asset Mgr. Gr. SC2                           Balanced
-------------------                    -------------------                    -------------------

       2006                                   2006                                   2006
-------------------                    -------------------                    -------------------
 $         23,974                       $         15,828                       $        425,793
          (11,192)                                (7,107)                              (290,659)
-------------------                    -------------------                    ------------------
           12,782                                  8,721                                135,134
-------------------                    -------------------                    ------------------


             ----                                   ----                              1,436,124
          (24,688)                                10,844                                344,965
-------------------                    -------------------                    ------------------
          (24,688)                                10,844                              1,781,089
-------------------                    -------------------                    ------------------

           79,632                                 29,962                             (1,135,195)
-------------------                    -------------------                    ------------------


 $         67,726                       $         49,527                       $        781,028
===================                    ===================                    ==================

          Asset Mgr. Gr. SC                     Asset Mgr. Gr. SC2                          Balanced
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $         12,782    $         20,005   $          8,721   $         10,005    $        135,134   $        190,337
          (24,688)            (61,217)            10,844              8,486           1,781,089            281,853
           79,632              72,849             29,962              4,666          (1,135,195)         1,617,373
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

           67,726              31,637             49,527             23,157             781,028          2,089,563
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


             ----               2,921              9,308             33,025             393,478            604,719
          (87,046)           (199,357)           (10,811)           (63,870)         (2,724,087)        (2,832,431)
         (121,071)           (102,183)           (49,216)           (21,254)         (4,620,311)        (4,025,569)
             (355)               (424)            (1,764)            (1,353)            (45,003)           (51,114)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         (208,472)           (299,043)           (52,483)           (53,452)         (6,995,923)        (6,304,395)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (140,746)           (267,406)            (2,956)           (30,295)         (6,214,895)        (4,214,832)
        1,284,679           1,552,085            884,608            914,903          30,590,003         34,804,835
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      1,143,933    $      1,284,679   $        881,652   $        884,608    $     24,375,108   $     30,590,003
=================== ================== =================== ================== =================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------

                                                                               Strategic Inc.
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        738,108
   Mortality and expense risk charge                                                   (136,059)
                                                                              ------------------
Net investment income(loss)                                                             602,049
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       98,699
   Net realized gain(loss) on sale of fund shares                                       (22,465)
                                                                              ------------------
Net realized gain(loss)                                                                  76,234
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          118,199
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        796,482
                                                                              ==================


                                                                                         Strategic Inc.
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        602,049   $        669,103
   Net realized gain(loss)                                                               76,234             84,948
   Net change in unrealized appreciation/depreciation                                   118,199           (643,406)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      796,482            110,645
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  716,032            752,888
   Subaccounts transfers (including fixed account), net                               2,441,360          2,148,505
   Transfers for policyowner benefits and terminations                               (1,431,117)        (1,489,449)
   Policyowner maintenance charges                                                      (23,689)           (20,095)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  1,702,586          1,391,849
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                2,499,068          1,502,494
Net assets at beginning of period                                                    13,155,985         11,653,491
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     15,655,053   $     13,155,985
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                    MFS                                                    Van Kampen
----------------------------------------------------------------------------- --------------------------------------
                                              New
    Utilities                              Discovery                           Emerging Markets
-------------------                    -------------------                    -------------------
       2006                                   2006                                   2006
-------------------                    -------------------                    -------------------
 $      1,070,885                       $           ----                       $        198,323
         (580,649)                              (111,861)                              (282,005)
-------------------                    -------------------                    ------------------
          490,236                               (111,861)                               (83,682)
-------------------                    -------------------                    ------------------


        2,033,664                                194,957                                609,080
        1,912,451                                690,063                              2,382,627
-------------------                    -------------------                    ------------------
        3,946,115                                885,020                              2,991,707
-------------------                    -------------------                    ------------------

        9,987,263                                467,160                              4,865,310
-------------------                    -------------------                    ------------------


 $     14,423,614                       $      1,240,319                       $      7,773,335
===================                    ===================                    ==================


              Utilities                            New Discovery                        Emerging Markets
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        490,236    $       (248,006)  $       (111,861)  $       (121,329)   $        (83,682)  $       (101,169)
        3,946,115           1,447,941            885,020            675,844           2,991,707            558,674
        9,987,263           5,675,227            467,160           (225,330)          4,865,310          3,752,782
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       14,423,614           6,875,162          1,240,319            329,185           7,773,335          4,210,287
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        1,201,314           1,230,287            220,190            243,259           1,384,412            954,891
        1,364,830           5,730,938           (601,668)        (1,745,377)          6,093,191          8,724,288
       (5,935,221)         (6,651,484)        (1,447,886)        (1,349,828)         (3,419,684)        (2,578,879)
          (77,468)            (66,971)           (19,155)           (21,268)            (40,415)           (18,237)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
       (3,446,545)            242,770         (1,848,519)        (2,873,214)          4,017,504          7,082,063
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       10,977,069           7,117,932           (608,200)        (2,544,029)         11,790,839         11,292,350
       51,357,559          44,239,627         11,114,224         13,658,253          21,027,466          9,735,116
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $     62,334,628    $     51,357,559   $     10,506,024   $     11,114,224    $     32,818,305   $     21,027,466
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Van Kampen
                                                                              --------------------------------------

                                                                                Global Value
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        293,257
   Mortality and expense risk charge                                                   (189,306)
                                                                              ------------------
Net investment income(loss)                                                             103,951
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      720,736
   Net realized gain(loss) on sale of fund shares                                     1,132,099
                                                                              ------------------
Net realized gain(loss)                                                               1,852,835
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        1,419,029
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      3,375,815
                                                                              ==================


                                                                                          Global Value
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        103,951   $         (4,577)
   Net realized gain(loss)                                                            1,852,835            826,932
   Net change in unrealized appreciation/depreciation                                 1,419,029             85,282
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    3,375,815            907,637
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  350,410            623,325
   Subaccounts transfers (including fixed account), net                              (1,676,836)          (109,045)
   Transfers for policyowner benefits and terminations                               (2,642,090)        (2,565,514)
   Policyowner maintenance charges                                                      (31,705)           (31,609)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (4,000,221)        (2,082,843)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (624,406)        (1,175,206)
Net assets at beginning of period                                                    19,505,332         20,680,538
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     18,880,926   $     19,505,332
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                 Van Kampen                                                 Ameritas
----------------------------------------------------------------------------- --------------------------------------

   Intl. Magnum                         U.S. Real Estate                            Core Strat.
-------------------                    -------------------                    -------------------
       2006                                   2006                                   2006
-------------------                    -------------------                    -------------------
 $          8,224                       $        428,169                       $        350,731
          (87,033)                              (398,598)                              (551,404)
-------------------                    -------------------                    ------------------
          (78,809)                                29,571                               (200,673)
-------------------                    -------------------                    ------------------


          659,904                              2,570,584                              1,324,425
          362,189                              1,463,803                              1,363,033
-------------------                    -------------------                    ------------------
        1,022,093                              4,034,387                              2,687,458
-------------------                    -------------------                    ------------------

          796,464                              8,127,794                              7,028,295
-------------------                    -------------------                    ------------------


 $      1,739,748                       $     12,191,752                       $      9,515,080
===================                    ===================                    ==================


             Intl. Magnum                          U.S. Real Estate                           Core Strat.
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $        (78,809)   $          7,393   $         29,571   $         64,635    $       (200,673)  $       (291,945)
        1,022,093             271,064          4,034,387          3,068,469           2,687,458          1,203,418
          796,464             304,492          8,127,794          1,597,474           7,028,295          2,406,818
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,739,748             582,949         12,191,752          4,730,578           9,515,080          3,318,291
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          316,659             188,643          1,322,096          1,295,255           1,694,631          1,700,878
        2,917,290             791,033          4,337,192            786,655           3,810,723           (977,587)
         (978,745)           (870,867)        (3,971,696)        (3,811,181)         (6,662,209)        (6,469,654)
          (10,981)             (9,031)           (62,746)           (49,045)            (81,899)           (74,364)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
        2,244,223              99,778          1,624,846         (1,778,316)         (1,238,754)        (5,820,727)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        3,983,971             682,727         13,816,598          2,952,262           8,276,326         (2,502,436)
        6,484,706           5,801,979         32,428,353         29,476,091          47,583,519         50,085,955
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     10,468,677    $      6,484,706   $     46,244,951   $     32,428,353    $     55,859,845   $     47,583,519
=================== ================== =================== ================== =================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------
                                                                              Income and Growth
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        798,208
   Mortality and expense risk charge                                                 (1,156,205)
                                                                              ------------------
Net investment income(loss)                                                            (357,997)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                      (271,773)
                                                                              ------------------
Net realized gain(loss)                                                                (271,773)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        8,919,547
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      8,289,777
                                                                              ==================


                                                                                        Income and Growth
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $       (357,997)  $        (66,275)
   Net realized gain(loss)                                                             (271,773)        (1,190,132)
   Net change in unrealized appreciation/depreciation                                 8,919,547          3,345,205
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    8,289,777          2,088,798
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,927,522            799,626
   Subaccounts transfers (including fixed account), net                             (10,671,763)        83,679,504
   Transfers for policyowner benefits and terminations                              (15,586,008)        (6,391,582)
   Policyowner maintenance charges                                                     (194,240)           (68,500)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                (24,524,489)        78,019,048
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (16,234,712)        80,107,846
Net assets at beginning of period                                                   115,093,877         34,986,031
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     98,859,165   $    115,093,877
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                  Ameritas
--------------------------------------------------------------------------------------------------------------------
                                                                                    Money
    Index 500                                MidCap                                Market
-------------------                    -------------------                    -------------------
       2006                                   2006                                   2006
-------------------                    -------------------                    -------------------
 $      1,098,659                       $           ----                       $      2,359,092
         (802,524)                              (564,287)                              (541,862)
-------------------                    -------------------                    ------------------
          296,135                               (564,287)                             1,817,230
-------------------                    -------------------                    ------------------


             ----                              5,463,317                                   ----
        1,107,056                              2,716,901                                   ----
-------------------                    -------------------                    ------------------
        1,107,056                              8,180,218                                   ----
-------------------                    -------------------                    ------------------

        7,774,389                             (3,841,882)                                  ----
-------------------                    -------------------                    ------------------


 $      9,177,580                       $      3,774,049                       $      1,817,230
===================                    ===================                    ==================

              Index 500                               MidCap                              Money Market
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        296,135    $        245,318   $       (564,287)  $       (585,800)   $      1,817,230   $        995,357
        1,107,056            (321,890)         8,180,218          6,263,895                ----               ----
        7,774,389           2,436,989         (3,841,882)          (965,279)               ----               ----
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        9,177,580           2,360,417          3,774,049          4,712,816           1,817,230            995,357
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,143,966           1,406,044          1,361,278          1,391,394          86,208,657         78,281,429
       (4,630,982)         (4,864,921)        (1,559,083)           829,802         (59,010,113)       (61,850,804)
       (9,640,579)        (11,833,810)        (6,427,570)        (7,785,162)        (26,791,322)       (26,229,395)
         (110,435)           (128,995)           (86,280)           (84,001)            218,983            341,213
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
      (13,238,030)        (15,421,682)        (6,711,655)        (5,647,967)            626,205         (9,457,557)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (4,060,450)        (13,061,265)        (2,937,606)          (935,151)          2,443,435         (8,462,200)
       74,104,126          87,165,391         52,117,293         53,052,444          46,605,425         55,067,625
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     70,043,676    $     74,104,126   $     49,179,687   $     52,117,293    $     49,048,860   $     46,605,425
=================== ================== =================== ================== =================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                  Small Cap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                   (243,716)
                                                                              ------------------
Net investment income(loss)                                                            (243,716)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                     1,013,640
                                                                              ------------------
Net realized gain(loss)                                                               1,013,640
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        2,992,440
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      3,762,364
                                                                              ==================


                                                                                            Small Cap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $       (243,716)  $       (245,966)
   Net realized gain(loss)                                                            1,013,640            688,662
   Net change in unrealized appreciation/depreciation                                 2,992,440           (296,489)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    3,762,364            146,207
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                  613,566            662,854
   Subaccounts transfers (including fixed account), net                                 328,840           (604,103)
   Transfers for policyowner benefits and terminations                               (2,632,976)        (3,782,604)
   Policyowner maintenance charges                                                      (46,438)           (45,980)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,737,008)        (3,769,833)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                2,025,356         (3,623,626)
Net assets at beginning of period                                                    20,219,432         23,843,058
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     22,244,788   $     20,219,432
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Ameritas                                                   Calvert
----------------------------------------------------------------------------- --------------------------------------
                                            Focused
 Small Co. Equity                            MidCap                                 Balanced
-------------------                    -------------------                    -------------------
       2006                                   2006                                   2006
-------------------                    -------------------                    -------------------
 $           ----                       $         34,579                       $        169,116
         (183,123)                              (398,837)                               (68,284)
-------------------                    -------------------                    ------------------
         (183,123)                              (364,258)                               100,832
-------------------                    -------------------                    ------------------


        1,745,050                              3,158,648                                129,773
          655,794                                509,501                                148,887
-------------------                    -------------------                    ------------------
        2,400,844                              3,668,149                                278,660
-------------------                    -------------------                    ------------------

         (870,361)                             1,875,563                                147,438
-------------------                    -------------------                    ------------------


 $      1,347,360                       $      5,179,454                       $        526,930
===================                    ===================                    ==================

          Small Co. Equity                        Focused MidCap                            Balanced
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $       (183,123)   $       (213,101)  $       (364,258)  $       (274,622)   $        100,832   $         51,621
        2,400,844           1,934,468          3,668,149          1,403,461             278,660            232,950
         (870,361)         (2,356,595)         1,875,563            506,851             147,438             39,133
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        1,347,360            (635,228)         5,179,454          1,635,690             526,930            323,704
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          589,817             952,598          2,154,762          2,166,792             316,214            648,992
       (3,285,382)            339,488          6,186,582          8,141,541             834,046           (483,388)
       (1,896,317)         (2,039,734)        (3,607,307)        (3,071,425)         (1,099,462)        (1,381,263)
          (36,942)            (37,529)           (73,501)           (53,161)            (15,962)           (15,065)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (4,628,824)           (785,177)         4,660,536          7,183,747              34,836         (1,230,724)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

       (3,281,464)         (1,420,405)         9,839,990          8,819,437             561,766           (907,020)
       20,782,358          22,202,763         38,057,513         29,238,076           6,991,411          7,898,431
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     17,500,894    $     20,782,358   $     47,897,503   $     38,057,513    $      7,553,177   $      6,991,411
=================== ================== =================== ================== =================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                Intl. Equity
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         62,274
   Mortality and expense risk charge                                                    (91,290)
                                                                              ------------------
Net investment income(loss)                                                             (29,016)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      572,623
   Net realized gain(loss) on sale of fund shares                                       384,258
                                                                              ------------------
Net realized gain(loss)                                                                 956,881
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        1,457,208
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      2,385,073
                                                                              ==================


                                                                                          Intl. Equity
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (29,016)  $        (51,825)
   Net realized gain(loss)                                                              956,881            447,226
   Net change in unrealized appreciation/depreciation                                 1,457,208            355,380
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    2,385,073            750,781
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  414,325            338,087
   Subaccounts transfers (including fixed account), net                               1,335,847            302,970
   Transfers for policyowner benefits and terminations                                 (700,647)          (981,822)
   Policyowner maintenance charges                                                      (22,664)           (18,757)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  1,026,861           (359,522)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                3,411,934            391,259
Net assets at beginning of period                                                     8,803,674          8,412,415
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     12,215,608   $      8,803,674
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------
     Mid Cap                               Small Cap                               Equity
-------------------                    -------------------                    ------------------

       2006                                   2006                                  2006
-------------------                    -------------------                    ------------------
 $           ----                       $           ----                       $           ----
          (46,980)                               (53,526)                               (48,025)
-------------------                    -------------------                    ------------------
          (46,980)                               (53,526)                               (48,025)
-------------------                    -------------------                    ------------------


             ----                                   ----                                   ----
           76,051                                 88,675                                117,206
-------------------                    -------------------                    ------------------
           76,051                                 88,675                                117,206
-------------------                    -------------------                    ------------------

          249,104                                (74,965)                               432,249
-------------------                    -------------------                    ------------------


 $        278,175                       $        (39,816)                      $        501,430
===================                    ===================                    ==================

               Mid Cap                               Small Cap                               Equity
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        (46,980)   $        (49,342)  $        (53,526)  $        (68,375)   $        (48,025)  $        (40,023)
           76,051             161,398             88,675            106,283             117,206            114,297
          249,104            (148,016)           (74,965)          (909,634)            432,249            116,264
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          278,175             (35,960)           (39,816)          (871,726)            501,430            190,538
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          450,274             294,974            186,813            234,026             237,200            563,650
          (60,827)           (516,624)          (419,809)          (934,155)            (43,147)          (139,537)
         (346,188)           (841,904)          (656,976)        (1,222,250)           (183,352)          (179,421)
          (11,880)            (10,795)           (13,922)           (14,896)            (17,639)           (15,286)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
           31,379          (1,074,349)          (903,894)        (1,937,275)             (6,938)           229,406
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          309,554          (1,110,309)          (943,710)        (2,809,001)            494,492            419,944
        4,899,068           6,009,377          5,848,390          8,657,391           5,437,790          5,017,846
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      5,208,622    $      4,899,068   $      4,904,680   $      5,848,390    $      5,932,282   $      5,437,790
=================== ================== =================== ================== =================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                   Income
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $      1,954,424
   Mortality and expense risk charge                                                   (378,597)
                                                                              ------------------
Net investment income(loss)                                                           1,575,827
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      178,902
   Net realized gain(loss) on sale of fund shares                                        (3,633)
                                                                              ------------------
Net realized gain(loss)                                                                 175,269
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          109,311
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,860,407
                                                                              ==================


                                                                                             Income
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      1,575,827   $        818,765
   Net realized gain(loss)                                                              175,269            222,885
   Net change in unrealized appreciation/depreciation                                   109,311           (232,230)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,860,407            809,420
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                2,849,048          3,401,773
   Subaccounts transfers (including fixed account), net                              10,486,003         12,079,888
   Transfers for policyowner benefits and terminations                               (2,891,472)        (1,921,536)
   Policyowner maintenance charges                                                      (93,230)           (59,104)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 10,350,349         13,501,021
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               12,210,756         14,310,441
Net assets at beginning of period                                                    37,040,214         22,729,773
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     49,250,970   $     37,040,214
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


          American Century                              AIM                                  Summit
-------------------------------------- -------------------------------------- --------------------------------------
  Income & Growth                           Dynamics                              S & P MidCap
-------------------                    -------------------                    -------------------
       2006                                   2006                                   2006
-------------------                    -------------------                    -------------------
 $        607,825                       $           ----                       $        124,826
         (330,538)                               (64,314)                              (141,056)
-------------------                    -------------------                    ------------------
          277,287                                (64,314)                               (16,230)
-------------------                    -------------------                    ------------------


             ----                                   ----                                544,789
          370,255                                322,921                                478,036
-------------------                    -------------------                    ------------------
          370,255                                322,921                              1,022,825
-------------------                    -------------------                    ------------------

        4,826,881                                665,088                                193,073
-------------------                    -------------------                    ------------------


 $      5,474,423                       $        923,695                       $      1,199,668
===================                    ===================                    ==================

           Income & Growth                           Dynamics                              S&P MidCap
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        277,287    $        282,121   $        (64,314)  $        (61,653)   $        (16,230)  $        (60,289)
          370,255             331,911            322,921            260,835           1,022,825            918,088
        4,826,881             503,863            665,088            384,755             193,073            410,234
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        5,474,423           1,117,895            923,695            583,937           1,199,668          1,268,033
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


        1,749,739           1,934,173            290,180            295,671             833,534            704,691
        4,139,592           3,775,500            165,389           (674,902)            142,155          1,367,506
       (2,609,906)         (2,472,538)          (582,938)          (609,371)         (1,169,518)        (1,502,179)
          (61,486)            (47,128)           (15,380)           (15,953)            (27,741)           (22,899)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
        3,217,939           3,190,007           (142,749)        (1,004,555)           (221,570)           547,119
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

        8,692,362           4,307,902            780,946           (420,618)            978,098          1,815,152
       32,004,125          27,696,223          6,189,603          6,610,221          13,671,800         11,856,648
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $     40,696,487    $     32,004,125   $      6,970,549   $      6,189,603    $     14,649,898   $     13,671,800
=================== ================== =================== ================== =================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------
                                                                                   Russell
                                                                                  Small Cap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2006
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         61,589
   Mortality and expense risk charge                                                    (96,541)
                                                                              ------------------
Net investment income(loss)                                                             (34,952)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      303,912
   Net realized gain(loss) on sale of fund shares                                       612,430
                                                                              ------------------
Net realized gain(loss)                                                                 916,342
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          580,522
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,461,912
                                                                              ==================


                                                                                        Russell Small Cap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2006                2005
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (34,952)  $        (45,013)
   Net realized gain(loss)                                                              916,342            862,739
   Net change in unrealized appreciation/depreciation                                   580,522           (692,635)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,461,912            125,091
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  292,609            397,519
   Subaccounts transfers (including fixed account), net                                (369,697)        (2,186,337)
   Transfers for policyowner benefits and terminations                                 (726,151)        (1,218,936)
   Policyowner maintenance charges                                                      (17,117)           (15,878)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (820,356)        (3,023,632)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  641,556         (2,898,541)
Net assets at beginning of period                                                     9,141,279         12,039,820
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      9,782,835   $      9,141,279
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

               Summit                              Third Avenue                              Dreyfus
-------------------------------------- -------------------------------------- --------------------------------------
 Nasdaq-100 Index                             Value                                 MidCap
-------------------                    -------------------                    -------------------
       2006                                   2006                                   2006
-------------------                    -------------------                    -------------------
 $          8,582                       $      1,069,604                       $          9,929
          (59,646)                              (810,521)                               (53,591)
-------------------                    -------------------                    ------------------
          (51,064)                               259,083                                (43,662)
-------------------                    -------------------                    ------------------


             ----                              3,643,185                                895,053
          428,218                              2,783,199                                 53,027
-------------------                    -------------------                    ------------------
          428,218                              6,426,384                                948,080
-------------------                    -------------------                    ------------------

          (90,573)                             4,107,026                               (580,468)
-------------------                    -------------------                    ------------------


 $        286,581                       $     10,792,493                       $        323,950
===================                    ===================                    ==================

          Nasdaq-100 Index                             Value                                 MidCap
-------------------------------------- -------------------------------------- --------------------------------------

       2006               2005                2006               2005               2006                2005
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        (51,064)   $        (27,821)  $        259,083   $        178,203    $        (43,662)  $        (45,228)
          428,218             421,698          6,426,384          3,645,843             948,080            246,556
          (90,573)           (490,999)         4,107,026          4,866,464            (580,468)           167,525
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

          286,581             (97,122)        10,792,493          8,690,510             323,950            368,853
------------------- ------------------ ------------------- ------------------ ------------------- ------------------


          148,524             266,884          2,966,237          2,981,992             294,561            179,113
         (617,518)         (1,065,514)         6,302,739          5,544,534             470,494            344,626
         (692,638)           (946,884)        (8,039,102)        (7,428,021)           (553,059)          (492,151)
          (12,298)            (14,317)          (144,784)          (112,650)             (9,334)            (8,242)
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
       (1,173,930)         (1,759,831)         1,085,090            985,855             202,662             23,346
------------------- ------------------ ------------------- ------------------ ------------------- ------------------

         (887,349)         (1,856,953)        11,877,583          9,676,365             526,612            392,199
        6,659,256           8,516,209         73,671,121         63,994,756           5,022,029          4,629,830
------------------- ------------------ ------------------- ------------------ ------------------- ------------------
 $      5,771,907    $      6,659,256   $     85,548,704   $     73,671,121    $      5,548,641   $      5,022,029
=================== ================== =================== ================== =================== ==================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

1.  ORGANIZATION

    Ameritas Variable Life Insurance Company Separate Account VA-2 (the Account) was established on May 28, 1987, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly owned subsidiary of Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable annuity products issued by AVLIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2006, there are fifty-two subaccounts available within the Account:

    Fidelity Management and Research                        Fidelity Management and Research
      Company (Advisor)                                       Company, continued
      Fidelity (Fund)                                         Fidelity, continued
       *Equity-Income IC (Subaccount)                           *Asset Mgr. SC
        (Commenced October 23, 1987)                              (Commenced June 25, 1998)
       *Equity-Income SC                                        *Asset Mgr. SC2
        (Commenced June 15, 1998)                                 (Commenced March 15, 2001)
       *Equity-Income SC2                                       *Inv. Bond IC
        (Commenced February 2, 2001)                              (Commenced June 3, 1991)
       *Growth IC                                               *Inv. Bond SC2
        (Commenced October 23, 1987)                              (Commenced February 5, 2001)
       *Growth SC                                               *Contrafund IC
        (Commenced June 23, 1998)                                 (Commenced August 25, 1995)
       *Growth SC2                                              *Contrafund SC
        (Commenced February 6, 2001)                              (Commenced June 25, 1998)
       *High Income IC                                          *Contrafund SC2
        (Commenced October 23, 1987)                              (Commenced January 25, 2001)
       *High Income SC                                          *Asset Mgr. Gr. IC
        (Commenced June 23, 1998)                                 (Commenced September 15, 1995)
       *High Income SC2                                         *Asset Mgr. Gr. SC
        (Commenced February 12, 2001)                             (Commenced June 25, 1998)
       *Overseas IC                                             *Asset Mgr. Gr. SC2
        (Commenced October 23, 1987)                              (Commenced February 8, 2001)
       *Overseas SC
        (Commenced July 7, 1998)                            Fred Alger Management, Inc.
       *Overseas SC2                                          Alger
        (Commenced February 15, 2001)                           *Balanced
       *Asset Mgr. IC                                             (Commenced June 8, 1993)
        (Commenced February 7, 1990)


                                     FS-31

1.  ORGANIZATION, continued

    Massachusetts Financial Services Company                Calvert Asset Management Company, Inc.,
      MFS                                                    continued
      *Strategic Inc.                                       (See Note 3)
       (Commenced August 24, 1995)                            Calvert
      *Utilities                                                *Balanced
       (Commenced September 18, 1995)                             (Commenced May 8, 2000)
      *New Discovery                                            *Intl. Equity
       (Commenced November 11, 1999)                              (Commenced May 11, 2000)
                                                                *Mid Cap
     Morgan Stanley Investment Management                         (Commenced May 30, 2000)
       Inc. dba "Van Kampen"                                    *Small Cap
       Van Kampen                                                 (Commenced May 26, 2000)
        *Emerging Markets                                       *Equity
         (Commended May 1, 1997)                                  (Commended May 6, 2002)
        *Global Value                                           *Income
         (Commenced May 2, 1997)                                  (Commenced May 6, 2002)
        *Intl. Magnum
         (Commenced May 1, 1997)                             American Century Investment
        *U.S. Real Estate                                     Management, Inc.
         (Commenced May 1, 1997)                             American Century
                                                                *Income & Growth
    Calvert Asset Management Company, Inc.                        (Commenced January 25, 2001)
    (See Note 3)
      Ameritas                                              AIM Advisors, Inc.
       *Core Strat.                                           AIM
        (Commenced October 31, 2003)                            *Dynamics
       *Income and Growth                                         (Commenced January 22, 2001)
        (Commenced October 29, 1999)
       *Index 500                                           Summit Investment Partners, Inc.
        (Commenced October 29, 1999)                        (See Note 3)
       *MidCap                                                Summit
        (Commenced October 29, 1999)                            *S&P MidCap
       *Money Market                                              (Commenced January 17, 2001)
        (Commenced October 28, 1999)                            *Russell Small Cap
       *Small Cap                                                 (Commenced January 18, 2001)
        (Commenced October 29, 1999)                            *Nasdaq-100 Index
       *Small Co. Equity                                          (Commenced January 2, 2001)
        (Commenced January 17, 2001)
       *Focused MidCap (formerly Ameritas Select)           Third Avenue Management LLC
        (Commenced January 5, 2001)                           Third Avenue
                                                                *Value
                                                                  (Commenced January 3, 2001)

                                                            The Dreyfus Corporation
                                                              Dreyfus
                                                                *MidCap
                                                                  (Commenced November 6, 2002)

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of AVLIC, which is taxed as a life insurance company under the Internal Revenue Code. AVLIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, AVLIC does not make a charge for income taxes or other taxes.

3.  RELATED PARTIES

    Affiliates of AVLIC provided management, administrative and investment advisory services for the Ameritas, Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2006 and 2005, as follows:

                                                                      Investment Advisory         Management/
                                                                              Fee            Administrative Fee(1)
                                                                     ----------------------  -----------------------
     Ameritas:
       Core Strat.                                                           0.00750                 0.00050
       Income and Growth                                                     0.00625                 0.00050
       Index 500                                                             0.00240                 0.00050
       MidCap                                                                0.00800                 0.00050
       Money Market                                                          0.00200                 0.00050
       Small Cap                                                             0.00850                 0.00050
       Small Co. Equity                                                      0.01120                 0.00050
       Focused MidCap                                                        0.00920                 0.00050
     Calvert:
       Balanced                                                              0.00425                 0.00275
       Intl. Equity                                                          0.00750                 0.00350
       Mid Cap                                                               0.00650                 0.00250
       Small Cap                                                             0.00750                 0.00250
       Equity                                                                0.00500                 0.00200
       Income                                                                0.00400                 0.00300
     Summit:
       S&P MidCap                                                            0.00300                 0.00100
       Russell Small Cap                                                     0.00350                 0.00100
       Nasdaq-100 Index                                                      0.00350                 0.00100

    (1) The administrative fee for the Ameritas portfolios is .0005 annually, with a $50,000 minimum annual fee.


4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2006 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Fidelity:
       Equity-Income IC                                                $       11,838,316      $       13,441,945
       Equity-Income SC                                                         3,893,691               2,474,227
       Equity-Income SC2                                                       16,268,618               1,253,186
       Growth IC                                                                1,059,450               9,027,830
       Growth SC                                                                  490,323               2,316,773
       Growth SC2                                                               4,550,318               1,155,197
       High Income IC                                                           4,710,913               6,695,315
       High Income SC                                                           2,005,747               1,310,478
       High Income SC2                                                          7,079,195               3,761,259
       Overseas IC                                                              2,697,681               3,847,144
       Overseas SC                                                              1,756,598               1,673,709
       Overseas SC2                                                            10,074,484                 998,969
       Asset Mgr. IC                                                            1,729,123               8,764,688
       Asset Mgr. SC                                                              339,620               1,456,043
       Asset Mgr. SC2                                                             618,274               1,015,189
       Inv. Bond IC                                                             3,631,024              11,562,622
       Inv. Bond SC2                                                            6,728,899               2,718,174
       Contrafund IC                                                            6,862,418              11,778,633
       Contrafund SC                                                            4,025,188               4,111,199
       Contrafund SC2                                                          15,728,610               2,098,482
       Asset Mgr. Gr. IC                                                          323,630               1,402,267
       Asset Mgr. Gr. SC                                                           38,390                 234,080
       Asset Mgr. Gr. SC2                                                          66,897                 110,659

     Alger:
       Balanced                                                                 2,189,936               7,614,600

     MFS:
       Strategic Inc.                                                           3,900,813               1,497,479
       Utilities                                                                7,061,743               7,984,388
       New Discovery                                                            1,507,962               3,273,385

     Van Kampen:
       Emerging Markets                                                        13,964,191               9,421,289
       Global Value                                                             2,120,563               5,296,097
       Intl. Magnum                                                             4,503,637               1,678,319
       U.S. Real Estate                                                         8,258,868               4,033,866

     Ameritas:
       Core Strat.                                                              6,112,451               6,227,453
       Income and Growth                                                        1,208,974              26,091,461
       Index 500                                                                7,043,957              19,985,852
       MidCap                                                                   9,062,687              10,875,312
       Money Market                                                            70,098,606              67,667,827
       Small Cap                                                                2,375,411               4,356,135
       Small Co. Equity                                                         2,625,821               5,692,717
       Focused MidCap                                                          10,373,477               2,918,551

                                     FS-34



4.  PURCHASES AND SALES OF INVESTMENTS, continued
                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Calvert:
       Balanced                                                        $        1,712,536      $        1,447,096
       Intl. Equity                                                             2,862,410               1,291,944
       Mid Cap                                                                    778,516                 794,117
       Small Cap                                                                1,345,550               2,302,971
       Equity                                                                     686,119                 741,082
       Income                                                                  13,665,890               1,560,812

     American Century:
       Income & Growth                                                          5,521,663               2,026,436

     AIM:
       Dynamics                                                                 1,309,970               1,517,033

     Summit:
       S&P MidCap                                                               2,982,136               2,675,147
       Russell Small Cap                                                        2,084,388               2,635,784
       Nasdaq-100 Index                                                         1,454,662               2,679,656

     Third Avenue:
       Value                                                                   14,189,684               9,202,327

     Dreyfus:
       MidCap                                                                   2,407,856               1,353,803

5.  UNIT VALUES

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .80 percent and 1.40 percent (annualized) of net assets. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged from $18 to $40 per policy annually.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ---------------- --------------------
                       Min     Max                                                Min     Max      Min       Max
 Fidelity:
 Equity-Income IC
 2006                  38.01   65.02      1,301,414     68,102,048     3.33       1.25    1.40     18.53     18.71
 2005                  32.07   54.77      1,531,653     67,656,420     1.71       1.25    1.40      4.40      4.56
 2004                  30.71   52.38      1,833,789     77,672,395     1.64       1.25    1.40      9.98     10.14
 2003                  27.93   47.56      2,208,289     85,372,704     1.87       1.25    1.40     28.52     28.71
 2002                  21.73   36.95      2,651,704     80,600,427     1.81       1.25    1.40    (18.10)   (17.97)

 Equity-Income SC
 2006                  39.10   39.10        446,553     17,460,158     3.16       0.95    0.95     18.95     18.95
 2005                  32.87   32.87        472,238     15,522,755     1.53       0.95    0.95      4.76      4.76
 2004                  31.38   31.38        477,376     14,978,185     1.47       0.95    0.95     10.33     10.33
 2003                  28.44   28.44        490,142     13,938,936     1.69       0.95    0.95     28.99     28.99
 2002                  22.05   22.05        504,581     11,124,554     1.66       0.95    0.95    (17.78)   (17.78)

 Equity-Income SC2
 2006                  32.73   32.73      1,509,056     49,390,507     2.97       0.80    0.80     18.98     18.98
 2005                  27.51   27.51      1,202,755     33,086,178     1.20       0.80    0.80      4.73      4.73
 2004                  26.27   26.27        821,828     21,585,568     1.22       0.80    0.80     10.35     10.25
 2003                  23.80   23.80        596,628     14,201,212     1.19       0.80    0.80     29.01     29.01
 2002                  18.45   18.45        317,475      5,857,217     1.12       0.75    0.75    (17.77)   (17.77)

 Growth IC
 2006                  43.57   60.95        718,375     39,873,835     0.41       1.25    1.40      5.37      5.53
 2005                  41.35   57.76        862,163     45,310,568     0.54       1.25    1.40      4.34      4.49
 2004                  39.63   55.28      1,118,425     56,303,070     0.28       1.25    1.40      1.94      2.09
 2003                  38.88   54.14      1,312,378     64,981,706     0.28       1.25    1.40     31.00     31.20
 2002                  29.68   41.27      1,490,848     56,645,627     0.27       1.25    1.40    (31.08)   (30.98)

 Growth SC
 2006                  44.82   44.82        254,473     11,405,301     0.29       0.95    0.95      5.73      5.73
 2005                  42.39   42.39        294,794     12,496,620     0.40       0.95    0.95      4.68      4.68
 2004                  40.50   40.50        344,066     13,933,309     0.17       0.95    0.95      2.29      2.29
 2003                  39.59   39.59        394,595     15,622,207     0.20       0.95    0.95     31.53     31.53
 2002                  30.10   30.10        430,633     12,962,226     0.16       0.95    0.95    (30.86)   (30.86)

 Growth SC2
 2006                  34.11   34.11        625,970     21,349,033     0.15       0.80    0.80      5.73      5.73
 2005                  32.26   32.26        518,529     16,726,606     0.25       0.80    0.80      4.67      4.67
 2004                  30.82   30.82        420,603     12,962,831     0.11       0.80    0.80      2.30      2.30
 2003                  30.13   30.13        293,933      8,855,171     0.09       0.80    0.80     31.51     31.51
 2002                  22.91   22.91        172,691      3,956,085     0.10       0.75    0.75    (30.82)   (30.82)


                                     FS-36

5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ---------------- --------------------
                       Min     Max                                                Min     Max      Min       Max
 Fidelity, continued:
 High Income IC
 2006                  12.47   29.88        718,314     13,827,632     7.47       1.25    1.40      9.70      9.86
 2005                  11.37   27.20        943,169     15,363,231    15.38       1.25    1.40      1.28      1.43
 2004                  11.23   26.82      1,284,451     20,775,374    10.23       1.25    1.40      8.07      8.23
 2003                  10.39   24.78      1,945,727     29,523,355     4.53       1.25    1.40     25.51     25.69
 2002                   8.28   19.71      2,626,641     37,118,206     7.87       1.25    1.40      2.00      2.16

 High Income SC
 2006                  12.84   12.84        492,557      6,324,818     8.11       0.95    0.95     10.13     10.13
 2005                  11.66   11.66        469,606      5,475,338    15.40       0.95    0.95      1.56      1.56
 2004                  11.48   11.48        533,222      6,121,615     8.44       0.95    0.95      8.43      8.43
 2003                  10.59   10.59        597,022      6,321,025     5.99       0.95    0.95     25.78     25.78
 2002                   8.42    8.42        483,041      4,066,099    10.58       0.95    0.95      2.64      2.64

 High Income SC2
 2006                   9.88    9.88      1,710,492     16,905,861     8.40       0.80    0.80     10.14     10.14
 2005                   8.97    8.97      1,476,568     13,249,702    15.31       0.80    0.80      1.50      1.50
 2004                   8.84    8.84      1,293,209     11,432,698     7.69       0.80    0.80      8.51      8.51
 2003                   8.15    8.15      1,059,483      8,631,705     4.78       0.80    0.80     25.77     25.77
 2002                   6.48    6.48        486,540      3,151,666     7.37       0.75    0.75      2.52      2.52

 Overseas IC
 2006                  29.34   34.96        710,580     24,252,648     0.86       1.25    1.40     16.45     16.62
 2005                  25.20   29.98        747,371     21,948,176     0.68       1.25    1.40     17.40     17.58
 2004                  21.46   25.50        833,483     20,867,743     1.19       1.25    1.40     12.06     12.22
 2003                  19.15   22.72        934,337     20,900,887     0.86       1.25    1.40     41.37     41.59
 2002                  13.55   16.05      1,072,969     16,962,257     0.81       1.25    1.40    (21.40)   (21.27)

 Overseas SC
 2006                  30.44   30.44        329,153     10,020,092     0.76       0.95    0.95     16.84     16.84
 2005                  26.05   26.05        326,035      8,494,804     0.52       0.95    0.95     17.85     17.85
 2004                  22.11   22.11        275,370      6,087,874     1.02       0.95    0.95     12.41     12.41
 2003                  19.67   19.67        247,973      4,876,735     0.76       0.95    0.95     41.85     41.85
 2002                  13.86   13.86        252,107      3,495,311     0.73       0.95    0.95    (21.09)   (21.09)

 Overseas SC2
 2006                  23.79   23.79      1,270,006     30,214,843     0.57       0.80    0.80     16.84     16.84
 2005                  20.36   20.36        852,293     17,354,603     0.36       0.80    0.80     17.84     17.84
 2004                  17.28   17.28        427,850      7,392,985     0.71       0.80    0.80     12.41     12.41
 2003                  15.37   15.37        213,241      3,277,859     0.30       0.80    0.80     41.92     41.92
 2002                  10.83   10.83         89,523        969,658     0.53       0.75    0.75    (21.05)   (21.05)


                                     FS-37

5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                     ---------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ---------------- --------------------
                       Min     Max                                                Min     Max      Min       Max
 Fidelity, continued:
 Asset Mgr. IC
 2006                  20.93   32.46      1,063,416     32,485,072     2.88       1.25    1.40      5.83      5.99
 2005                  19.78   30.62      1,326,394     38,124,899     2.90       1.25    1.40      2.61      2.76
 2004                  19.28   29.80      1,674,898     46,777,277     2.91       1.25    1.40      4.00      4.16
 2003                  18.54   28.61      2,036,239     54,723,573     3.77       1.25    1.40     16.34     16.52
 2002                  15.93   24.56      2,364,213     54,829,509     4.31       1.25    1.40     (9.99)    (9.86)

 Asset Mgr. SC
 2006                  21.49   21.49        295,961      6,359,783     2.72       0.95    0.95      6.23      6.23
 2005                  20.23   20.23        355,856      7,198,607     2.69       0.95    0.95      2.95      2.95
 2004                  19.65   19.65        479,921      9,430,067     2.77       0.95    0.95      4.36      4.36
 2003                  18.83   18.83        540,596     10,178,233     3.51       0.95    0.95     16.79     16.79
 2002                  16.12   16.12        606,667      9,779,728     4.15       0.95    0.95     (9.71)    (9.71)

 Asset Mgr. SC2
 2006                  17.18   17.18        210,278      3,612,875     2.52       0.80    0.80      6.29      6.29
 2005                  16.17   16.17        237,995      3,847,207     2.64       0.80    0.80      2.96      2.96
 2004                  15.70   15.70        276,775      4,345,550     2.35       0.80    0.80      4.34      4.34
 2003                  15.05   15.05        216,010      3,250,435     3.05       0.80    0.80     16.75     16.75
 2002                  12.89   12.89        181,645      2,341,227     3.49       0.75    0.75     (9.70)    (9.70)

 Inv. Bond IC
 2006                  17.78   18.45      1,783,444     35,561,886     4.29       0.95    1.40      2.91      3.37
 2005                  17.27   17.85      2,251,498     43,698,591     3.91       0.95    1.40      0.78      1.23
 2004                  17.14   17.64      2,749,991     53,070,449     4.47       0.95    1.40      3.00      3.47
 2003                  16.64   17.05      3,486,280     65,712,179     4.31       0.95    1.40      3.75      4.21
 2002                  16.04   21.55      4,852,807     88,749,190     3.44       0.95    1.40      8.81      9.30

 Inv. Bond SC2
 2006                  15.64   15.64      1,948,921     30,483,412     3.61       0.80    0.80      3.31      3.31
 2005                  15.14   15.14      1,743,207     26,391,913     3.23       0.80    0.80      1.09      1.09
 2004                  14.98   14.98      1,413,321     21,167,319     3.59       0.80    0.80      3.36      3.36
 2003                  14.49   14.49      1,156,571     16,758,946     3.50       0.80    0.80      4.13      4.13
 2002                  13.92   13.92        925,800     12,883,191     2.07       0.75    0.75      9.27      9.27

 Contrafund IC
 2006                  38.83   42.45      1,388,730     57,517,264     1.27       1.25    1.40     10.17     10.34
 2005                  35.25   38.47      1,633,953     61,367,550     0.30       1.25    1.40     15.32     15.49
 2004                  30.56   33.31      1,804,658     58,742,332     0.34       1.25    1.40     13.87     14.04
 2003                  26.84   29.21      1,981,173     56,646,208     0.47       1.25    1.40     26.68     26.87
 2002                  21.19   23.02      2,230,859     50,346,720     0.86       1.25    1.40    (10.60)   (10.47)


                                     FS-38

5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ---------------- --------------------
                       Min     Max                                                Min     Max      Min       Max
 Fidelity, continued:
 Contrafund SC
 2006                  39.98   39.98        592,967     23,705,140     1.11       0.95    0.95     10.54     10.54
 2005                  36.17   36.17        646,309     23,373,930     0.20       0.95    0.95     15.75     15.75
 2004                  31.24   31.24        622,636     19,453,967     0.25       0.95    0.95     14.25     14.25
 2003                  27.35   27.35        638,401     17,458,837     0.36       0.95    0.95     27.14     27.14
 2002                  21.51   21.51        672,958     14,474,951     0.78       0.95    0.95    (10.27)   (10.27)

 Contrafund SC2
 2006                  34.28   34.28      1,526,651     52,326,448     1.02       0.80    0.80     10.55     10.55
 2005                  31.00   31.00      1,235,831     38,316,614     0.10       0.80    0.80     15.72     15.72
 2004                  26.79   26.79        767,894     20,573,641     0.17       0.80    0.80     14.24     14.24
 2003                  23.45   23.45        446,856     10,479,823     0.21       0.80    0.80     27.20     27.20
 2002                  18.44   18.44        206,580      3,808,825     0.41       0.75    0.75    (10.27)   (10.27)

 Asset Mgr. Gr. IC
 2006                  17.34   21.63        205,597      4,143,479     2.19       1.25    1.40      5.51      5.66
 2005                  16.44   20.47        262,664      5,029,349     2.61       1.25    1.40      2.45      2.61
 2004                  16.04   19.95        356,662      6,667,807     2.58       1.25    1.40      4.51      4.67
 2003                  15.35   19.06        438,544      7,794,129     3.00       1.25    1.40     21.63     21.81
 2002                  12.62   15.65        480,413      7,024,108     3.12       1.25    1.40    (16.70)   (16.57)

 Asset Mgr. Gr. SC
 2006                  17.78   17.78         64,347      1,143,933     2.03       0.95    0.95      5.84      5.84
 2005                  16.80   16.80         76,487      1,284,679     2.42       0.95    0.95      2.82      2.82
 2004                  16.34   16.34         95,010      1,552,085     2.28       0.95    0.95      4.85      4.85
 2003                  15.58   15.58        114,295      1,780,727     2.89       0.95    0.95     21.99     21.99
 2002                  12.77   12.77        130,467      1,666,324     2.99       0.95    0.95    (16.33)   (16.33)

 Asset Mgr. Gr. SC2
 2006                  14.35   14.35         61,424        881,652     1.77       0.80    0.80      5.88      5.88
 2005                  13.56   13.56         65,253        884,608     1.97       0.80    0.80      2.74      2.74
 2004                  13.19   13.19         69,339        914,903     1.93       0.80    0.80      4.79      4.79
 2003                  12.59   12.59         50,389        634,489     1.91       0.80    0.80     22.07     22.07
 2002                  10.32   10.32         21,715        224,005     2.09       0.75    0.75    (16.45)   (16.45)


                                     FS-39

5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                     ---------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ---------------- --------------------
                       Min     Max                                                Min     Max      Min       Max
 Alger:
 Balanced
 2006                  15.98   17.63      1,169,948     24,375,108     1.58       0.80    1.40      3.27      3.89
 2005                  15.38   17.07      1,506,790     30,590,003     1.69       0.80    1.40      6.92      7.56
 2004                  14.30   15.96      1,830,797     34,804,835     1.52       0.80    1.40      3.11      3.73
 2003                  13.79   15.48      1,980,220     37,498,618     2.07       0.80    1.40     17.38     18.11
 2002                  11.67   23.75      1,996,710     33,302,801     1.71       0.75    1.40    (13.51)   (12.94)

 MFS:
 Strategic Inc.
 2006                  14.03   14.58      1,082,512     15,655,053     5.17       0.80    1.40      5.20      5.83
 2005                  13.26   13.86        958,583     13,155,985     6.49       0.80    1.40      0.48      1.08
 2004                  13.12   13.80        850,796     11,653,491     4.97       0.80    1.40      6.23      6.87
 2003                  12.27   12.99        676,519      8,767,550     5.82       0.80    1.40      8.85      9.52
 2002                  11.21   13.21        657,861      7,976,396     2.85       0.75    1.40      6.90      7.59

 Utilities
 2006                  35.75   39.17      1,537,444     62,334,628     1.99       0.80    1.40     29.45     30.22
 2005                  27.45   30.26      1,629,369     51,357,559     0.60       0.80    1.40     15.22     15.91
 2004                  23.68   26.26      1,597,663     44,239,627     1.46       0.80    1.40     28.39     29.16
 2003                  18.34   20.46      1,590,499     34,774,380     2.32       0.80    1.40     34.02     34.84
 2002                  13.60   18.48      1,730,077     28,451,130     2.78       0.75    1.40    (23.83)   (23.33)

 New Discovery
 2006                  17.19   17.48        601,395     10,506,024     ----       0.80    1.40     11.65     12.32
 2005                  15.40   15.56        713,113     11,114,224     ----       0.80    1.40      3.79      4.41
 2004                  14.84   14.90        912,691     13,658,253     ----       0.80    1.40      5.04      5.67
 2003                  14.10   14.12        964,774     13,705,452     ----       0.80    1.40     31.87     32.68
 2002                  10.63   10.86      1,047,597     11,264,675     ----       0.75    1.40    (32.58)   (32.14)

 Van Kampen:
 Emerging Markets
 2006                  19.51   21.77      1,560,935     32,818,305     0.74       0.80    1.40     35.25     36.06
 2005                  14.34   16.10      1,343,157     21,027,466     0.37       0.80    1.40     32.00     32.79
 2004                  10.80   12.19        803,468      9,735,116     0.68       0.80    1.40     21.40     22.13
 2003                   8.84   10.04        767,335      7,725,490     ----       0.80    1.40     47.59     48.50
 2002                   5.95    7.02        632,267      4,359,541     ----       0.75    1.40    (10.18)    (9.58)


                                     FS-40


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                     ---------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ---------------- --------------------
                       Min     Max                                                Min     Max      Min       Max
 Van Kampen, continued:
 Global Value
 2006                  18.28   19.86        974,330     18,880,926     1.59       0.80    1.40     19.53     20.25
 2005                  15.20   16.61      1,203,861     19,505,332     1.02       0.80    1.40      4.37      4.99
 2004                  14.48   15.92      1,329,289     20,680,538     0.76       0.80    1.40     11.96     12.64
 2003                  12.86   14.22      1,224,204     17,182,122     ----       0.80    1.40     27.17     27.96
 2002                  10.05   11.45      1,126,247     12,508,839     1.23       0.75    1.40    (18.02)   (17.48)

 Intl. Magnum
 2006                  15.26   15.71        664,678     10,468,677     0.10       0.80    1.40     23.40     24.14
 2005                  12.37   12.65        510,278      6,484,706     1.19       0.80    1.40      9.53     10.19
 2004                  11.29   11.48        501,427      5,801,979     2.85       0.80    1.40     15.76     16.45
 2003                   9.75    9.86        485,767      4,845,723     0.13       0.80    1.40     25.64     26.42
 2002                   7.76    8.02        504,768      4,005,729     0.92       0.75    1.40    (18.01)   (17.43)

 U.S. Real Estate
 2006                  36.30   37.54      1,230,116     46,244,951     1.10       0.80    1.40     36.14     36.95
 2005                  26.51   27.57      1,174,089     32,428,353     1.25       0.80    1.40     15.43     16.12
 2004                  22.83   23.89      1,231,317     29,476,091     1.61       0.80    1.40     34.50     35.31
 2003                  16.87   17.76      1,063,064     19,011,493     ----       0.80    1.40     35.61     36.44
 2002                  12.36   13.61      1,030,293     13,604,605     3.10       0.75    1.40     (2.15)    (1.52)

 Ameritas:
 Core Strat.
 2006                  21.48   22.58      2,541,034     55,859,845     0.70       0.80    1.40     19.98     20.70
 2005                  17.91   18.71      2,617,271     47,583,519     0.53       0.80    1.40      7.15      7.79
 2004                  16.71   17.35      2,969,639     50,085,955     0.83       0.80    1.40      6.58      7.23
 2003                  15.68   16.19      3,375,071     53,229,612     ----       0.80    1.40      4.16      4.25
 2002                   ----    ----           ----           ----     ----       ----    ----     ----      ----

 Income and Growth
 2006                  15.16   16.18      4,126,800     98,859,165     0.78       0.80    1.40      8.71      9.36
 2005                  13.86   14.88      5,158,411    115,093,877     0.99       0.80    1.40      3.29      3.90
 2004                  13.34   14.41      1,581,729     34,986,031     0.93       0.80    1.40      6.36      7.00
 2003                  12.47   13.54      1,662,697     36,166,299     0.55       0.80    1.40     28.23     29.02
 2002                   9.66   30.92      1,798,980     31,882,439     0.32       0.75    1.40    (31.41)   (30.96)


                                     FS-41

5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                     ---------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ---------------- --------------------
                       Min     Max                                                Min     Max      Min       Max
 Ameritas, continued:
 Index 500
 2006                 159.27  165.16        420,435     70,043,676     1.57       0.80    1.40     13.78     14.46
 2005                 139.98  144.30        507,230     74,104,126     1.47       0.80    1.40      3.13      3.75
 2004                 135.73  139.09        616,463     87,165,391     1.69       0.80    1.40      8.97      9.62
 2003                 124.57  126.88        689,774     89,405,300     1.44       0.80    1.40     26.46     27.24
 2002                  98.50  107.37        737,175     75,560,932     1.24       0.75    1.40    (23.37)   (22.87)

 MidCap
 2006                  43.51   50.26        974,327     49,179,687     ----       0.80    1.40      7.74      8.38
 2005                  40.14   46.65      1,101,139     52,117,293     ----       0.80    1.40      9.73     10.39
 2004                  36.36   42.51      1,211,183     53,052,444     ----       0.80    1.40     11.82     12.50
 2003                  32.32   38.02      1,347,667     53,456,444     ----       0.80    1.40     45.26     46.15
 2002                  22.12   28.63      1,425,966     39,275,971     ----       0.75    1.40    (30.88)   (30.42)

 Money Market
 2006                   1.11    1.19     38,815,136     49,048,860     4.69       0.80    1.40      3.35      3.97
 2005                   1.07    1.15     37,245,272     46,605,425     2.91       0.80    1.40      1.58      2.19
 2004                   1.04    1.13     44,704,673     55,067,625     1.13       0.80    1.40     (0.24)     0.37
 2003                   1.04    1.14     76,045,662     98,758,729     1.01       0.80    1.40     (0.40)     0.21
 2002                   1.04    1.76    107,689,577    136,606,206     1.60       0.75    1.40      0.19      0.84

 Small Cap
 2006                  31.97   34.50        597,459     22,244,788     ----       0.80    1.40     18.89     19.61
 2005                  26.73   29.02        635,991     20,219,432     ----       0.80    1.40      1.21      1.81
 2004                  26.25   28.67        747,586     23,843,058     ----       0.80    1.40      0.92      1.53
 2003                  25.85   28.41        814,357     26,055,598     ----       0.80    1.40     36.94     37.79
 2002                  18.76   25.15        859,877     20,349,306     ----       0.75    1.40    (36.14)   (35.72)

 Small Co. Equity
 2006                  28.16   29.19        605,482     17,500,894     ----       0.80    1.40      6.64      7.28
 2005                  26.41   27.21        770,800     20,782,358     ----       0.80    1.40     (3.27)    (2.69)
 2004                  27.30   27.97        801,492     22,202,763     ----       0.80    1.40     13.58     14.27
 2003                  24.04   24.47        793,639     19,258,883     ----       0.80    1.40     34.03     34.86
 2002                  17.92   18.15        780,509     14,076,510     ----       0.75    1.40     (8.59)    (8.00)

 Focused MidCap
 2006                  23.94   24.84      1,945,062     47,897,503     0.08       0.80    1.40     12.02     12.69
 2005                  21.38   22.05      1,741,492     38,057,513     0.16       0.80    1.40      4.39      5.02
 2004                  20.48   20.99      1,405,535     29,238,076     0.38       0.80    1.40      7.66      8.31
 2003                  19.02   19.38      1,372,759     26,386,900     0.18       0.80    1.40     27.44     28.22
 2002                  14.92   15.12      1,444,144     21,686,402     0.04       0.75    1.40    (15.22)   (14.67)

                                     FS-42


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                     ---------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ---------------- --------------------
                       Min     Max                                                Min     Max      Min       Max
 Calvert:
 Balanced
 2006                   2.32    2.34      3,232,633      7,553,177     2.40       0.80    1.40      7.27      7.91
 2005                   2.15    2.18      3,224,198      6,991,411     1.68       0.80    1.40      4.19      4.81
 2004                   2.05    2.09      3,808,320      7,898,431     1.78       0.80    1.40      6.75      7.39
 2003                   1.91    1.96      3,637,910      7,045,644     2.23       0.80    1.40     17.67     18.39
 2002                   1.61    1.68      2,964,969      4,875,706     2.99       0.75    1.40    (13.37)   (12.80)

 Intl. Equity
 2006                  25.80   26.88        466,513     12,215,608     0.63       0.80    1.40     25.76     26.52
 2005                  20.39   21.37        424,044      8,803,674     0.33       0.80    1.40      8.42      9.07
 2004                  18.69   19.71        441,146      8,412,415     1.05       0.80    1.40     16.31     17.01
 2003                  15.98   16.95        296,399      4,878,969     3.26       0.80    1.40     29.86     30.66
 2002                  12.23   13.24        154,289      1,957,110     ----       0.75    1.40    (16.19)   (15.58)

 Mid Cap
 2006                  28.87   29.75        178,873      5,208,622     ----       0.80    1.40      5.40      6.03
 2005                  27.23   28.23        177,698      4,899,068     ----       0.80    1.40     (0.97)    (0.38)
 2004                  27.33   28.51        216,437      6,009,377     ----       0.80    1.40      7.81      8.46
 2003                  25.20   26.44        179,942      4,646,109     ----       0.80    1.40     29.85     30.65
 2002                  19.29   20.60        162,385      3,255,004     ----       0.75    1.40    (29.22)   (28.76)

 Small Cap
 2006                  15.59   15.72        311,765      4,904,680     ----       0.80    1.40     (0.61)    (0.01)
 2005                  15.69   15.73        370,748      5,848,390     ----       0.80    1.40    (10.42)    (9.89)
 2004                  17.45   17.51        493,578      8,657,391     ----       0.80    1.40      8.92      9.57
 2003                  15.93   16.08        444,536      7,145,358     1.61       0.80    1.40     37.64     38.49
 2002                  11.50   11.82        432,908      5,054,522     1.38       0.75    1.40    (23.62)   (23.12)

 Equity
 2006                  18.31   18.81        316,023      5,932,282     ----       0.80    1.40      8.53      9.18
 2005                  16.87   17.22        316,196      5,437,790     0.06       0.80    1.40      3.10      3.72
 2004                  16.36   16.61        302,477      5,017,846     0.09       0.80    1.40      5.67      6.30
 2003                  15.49   15.62        175,757      2,743,101     0.02       0.80    1.40     20.48     21.22
 2002                  12.85   12.89         49,237        634,340     ----       0.75    1.40    (14.16)    (1.39)

 Income
 2006                  19.47   20.01      2,471,433     49,250,970     4.52       0.80    1.40      3.60      4.22
 2005                  18.79   19.20      1,935,924     37,040,214     3.68       0.80    1.40      2.28      2.89
 2004                  18.37   18.66      1,221,632     22,729,773     3.25       0.80    1.40      4.20      4.83
 2003                  17.63   17.80        691,160     12,271,665     4.56       0.80    1.40     11.15     11.83
 2002                  15.84   15.91        338,250      5,376,090     2.38       0.75    1.40      5.55      6.03


                                     FS-43

5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                     ---------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ---------------- --------------------
                        Min     Max                                                Min     Max      Min       Max
American Century:
Income & Growth
2006                    8.60    8.98      4,570,340     40,696,487     1.72       0.80    1.40     15.47     16.16
2005                    7.45    7.73      4,172,367     32,004,125     1.89       0.80    1.40      3.18      3.80
2004                    7.22    7.45      3,744,893     27,696,223     1.30       0.80    1.40     11.42     12.09
2003                    6.48    6.65      3,089,516     20,394,298     1.12       0.80    1.40     27.56     28.35
2002                    5.08    5.18      2,293,410     11,805,010     0.88       0.75    1.40    (20.49)   (19.97)

AIM:
Dynamics
2006                   15.95   16.63        422,227      6,970,549     ----       0.80    1.40     14.51     15.19
2005                   13.93   14.44        430,819      6,189,603     ----       0.80    1.40      9.19      9.84
2004                   12.75   13.14        504,640      6,610,221     ----       0.80    1.40     11.76     12.44
2003                   11.41   11.69        486,857      5,680,042     ----       0.80    1.40     35.92     36.75
2002                    8.36    8.66        494,498      4,228,497     ----       0.75    1.40    (32.85)   (32.41)

Summit:
S&P MidCap
2006                   17.62   18.26        823,496     14,649,898     0.86       0.80    1.40       8.20     8.85
2005                   16.29   16.78        840,594     13,671,800     0.52       0.80    1.40      10.40    11.06
2004                   14.75   15.11        812,933     11,856,648     0.24       0.80    1.40      14.15    14.84
2003                   12.92   13.15        649,242      8,281,111     0.49       0.80    1.40      32.87    33.69
2002                    7.78    9.84        456,161      4,319,224     0.42       0.75    1.40     (16.32)  (15.77)

Russell Small Cap
2006                   14.86   15.38        632,293      9,782,835     0.64       0.80    1.40      15.97    16.67
2005                   12.82   13.18        686,361      9,141,279     0.56       0.80    1.40       2.58     3.19
2004                   12.49   12.77        930,348     12,039,820     0.20       0.80    1.40      16.07    16.76
2003                   10.76   10.94        827,249      9,207,414     0.46       0.80    1.40      44.19    45.08
2002                    7.47    7.86        492,859      3,766,071     0.16       0.75    1.40     (22.15)  (21.64)

Nasdaq-100 Index
2006                    4.53    4.71      1,239,645      5,771,907     0.14       0.80    1.40       5.19     5.82
2005                    4.31    4.45      1,512,844      6,659,256     0.62       0.80    1.40      (0.10)    0.50
2004                    4.31    4.43      1,942,905      8,516,209     ----       0.80    1.40       8.56     9.21
2003                    3.97    4.05      2,286,068      9,188,753     ----       0.80    1.40      46.58    47.48
2002                    2.71    2.75      1,554,366      4,244,432     ----       0.75    1.40     (38.37)  (37.96)



                                     FS-44


5.  UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                     ---------------------------------------------- ------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense             Total
                        Value ($)         Units          ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- -------------- ---------- ---------------- --------------------
                       Min     Max                                                Min     Max      Min       Max
 Third Avenue:
 Value
 2006                  32.22   33.43      2,591,911     85,548,704     1.33       0.80    1.40     14.18     14.86
 2005                  28.22   29.11      2,561,340     73,671,121     1.30       0.80    1.40     13.04     13.72
 2004                  24.96   25.59      2,526,763     63,994,756     0.55       0.80    1.40     18.23     18.94
 2003                  21.11   21.52      2,141,540     45,672,021     0.20       0.80    1.40     40.55     41.42
 2002                  15.01   15.22      1,703,750     25,754,839     0.20       0.75    1.40    (11.96)   (11.38)

 Dreyfus:
 MidCap
 2006                  20.04   20.54        272,024      5,548,641     0.18       0.80    1.40      6.19      6.82
 2005                  18.87   19.23        262,583      5,022,029     ----       0.80    1.40      7.43      8.07
 2004                  17.57   17.79        261,153      4,629,830     0.22       0.80    1.40     12.64     13.32
 2003                  15.59   15.70        178,299      2,790,732     0.30       0.80    1.40     29.66     30.46
 2002                  12.02   12.03          7,463         89,782     0.47       0.75    1.40     (2.35)     0.11

6.  CHANGES IN UNITS OUTSTANDING
    The changes in units outstanding for the periods ended December 31 were as follows:

                                                     2006                     2005
                                             ---------------------     --------------------
    Fidelity:
    Equity-Income IC
    Units issued                                        588,217                   533,747
    Units redeemed                                     (818,456)                 (835,883)
                                             ---------------------     --------------------
    Net increase(decrease)                             (230,239)                 (302,136)
                                             =====================     ====================

    Equity-Income SC
    Units issued                                        510,107                   389,110
    Units redeemed                                     (535,792)                 (394,248)
                                             ---------------------     --------------------
    Net increase(decrease)                              (25,685)                   (5,138)
                                             =====================     ====================

    Equity-Income SC2
    Units issued                                      2,141,144                 1,582,913
    Units redeemed                                   (1,834,843)               (1,201,986)
                                             ---------------------     --------------------
    Net increase(decrease)                              306,301                   380,927
                                             =====================     ====================

    Growth IC
    Units issued                                        265,607                   313,814
    Units redeemed                                     (409,395)                 (570,076)
                                             ---------------------     --------------------
    Net increase(decrease)                             (143,788)                 (256,262)
                                             =====================     ====================


                                     FS-45

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2006                     2005
                                             ---------------------     --------------------
    Fidelity, continued:
    Growth SC
    Units issued                                        213,765                   180,913
    Units redeemed                                     (254,086)                 (230,185)
                                             ---------------------     --------------------
    Net increase(decrease)                              (40,321)                  (49,272)
                                             =====================     ====================

    Growth SC2
    Units issued                                        904,085                   720,578
    Units redeemed                                     (796,644)                 (622,652)
                                             ---------------------     --------------------
    Net increase(decrease)                              107,441                    97,926
                                             =====================     ====================

    High Income IC
    Units issued                                        761,324                 1,153,633
    Units redeemed                                     (986,179)               (1,494,915)
                                             ---------------------     --------------------
    Net increase(decrease)                             (224,855)                 (341,282)
                                             =====================     ====================

    High Income SC
    Units issued                                        712,004                   573,781
    Units redeemed                                     (689,053)                 (637,397)
                                             ---------------------     --------------------
    Net increase(decrease)                               22,951                   (63,616)
                                             =====================     ====================

    High Income SC2
    Units issued                                      2,854,968                 2,479,010
    Units redeemed                                   (2,621,044)               (2,295,651)
                                             ---------------------     --------------------
    Net increase(decrease)                              233,924                   183,359
                                             =====================     ====================

    Overseas IC
    Units issued                                        536,800                   410,217
    Units redeemed                                     (573,591)                 (496,329)
                                             ---------------------     --------------------
    Net increase(decrease)                              (36,791)                  (86,112)
                                             =====================     ====================

    Overseas SC
    Units issued                                        496,691                   372,634
    Units redeemed                                     (493,573)                 (321,969)
                                             ---------------------     --------------------
    Net increase(decrease)                                3,118                    50,665
                                             =====================     ====================

    Overseas SC2
    Units issued                                      2,185,585                 1,506,549
    Units redeemed                                   (1,767,872)               (1,082,106)
                                             ---------------------     --------------------
    Net increase(decrease)                              417,713                   424,443
                                             =====================     ====================

    Asset Mgr. IC
    Units issued                                        120,382                   156,657
    Units redeemed                                     (383,360)                 (505,161)
                                             ---------------------     --------------------
    Net increase(decrease)                             (262,978)                 (348,504)
                                             =====================     ====================


                                     FS-46



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2006                     2005
                                             ---------------------     --------------------
    Fidelity, continued:
    Asset Mgr. SC
    Units issued                                         66,969                   106,935
    Units redeemed                                     (126,864)                 (231,000)
                                             ---------------------     --------------------
    Net increase(decrease)                              (59,895)                 (124,065)
                                             =====================     ====================

    Asset Mgr. SC2
    Units issued                                        103,480                   124,089
    Units redeemed                                     (131,197)                 (162,869)
                                             ---------------------     --------------------
    Net increase(decrease)                              (27,717)                  (38,780)
                                             =====================     ====================

    Inv. Bond IC
    Units issued                                      1,632,929                 1,486,725
    Units redeemed                                   (2,100,983)               (1,985,218)
                                             ---------------------     --------------------
    Net increase(decrease)                             (468,054)                 (498,493)
                                             =====================     ====================

    Inv. Bond SC2
    Units issued                                      2,866,468                 2,226,839
    Units redeemed                                   (2,660,754)               (1,896,953)
                                             ---------------------     --------------------
    Net increase(decrease)                              205,714                   329,886
                                             =====================     ====================

    Contrafund IC
    Units issued                                        664,331                   768,932
    Units redeemed                                     (909,554)                 (939,637)
                                             ---------------------     --------------------
    Net increase(decrease)                             (245,223)                 (170,705)
                                             =====================     ====================

    Contrafund SC
    Units issued                                        435,732                   485,189
    Units redeemed                                     (489,074)                 (461,516)
                                             ---------------------     --------------------
    Net increase(decrease)                              (53,342)                   23,673
                                             =====================     ====================

    Contrafund SC2
    Units issued                                      2,039,433                 1,708,644
    Units redeemed                                   (1,748,613)               (1,240,707)
                                             ---------------------     --------------------
    Net increase(decrease)                              290,820                   467,937
                                             =====================     ====================

    Asset Mgr. Gr. IC
    Units issued                                         99,953                   153,037
    Units redeemed                                     (157,020)                 (247,035)
                                             ---------------------     --------------------
    Net increase(decrease)                              (57,067)                  (93,998)
                                             =====================     ====================

    Asset Mgr. Gr. SC
    Units issued                                          9,395                    16,187
    Units redeemed                                      (21,535)                  (34,710)
                                             ---------------------     --------------------
    Net increase(decrease)                              (12,140)                  (18,523)
                                             =====================     ====================

                                     FS-47



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2006                     2005
                                             ---------------------     --------------------
    Fidelity, continued:
    Asset Mgr. Gr. SC2
    Units issued                                         41,595                    46,071
    Units redeemed                                      (45,424)                  (50,157)
                                             ---------------------     --------------------
    Net increase(decrease)                               (3,829)                   (4,086)
                                             =====================     ====================

    Alger:
    Balanced
    Units issued                                        690,020                   855,653
    Units redeemed                                   (1,026,862)               (1,179,660)
                                             ---------------------     --------------------
    Net increase(decrease)                             (336,842)                 (324,007)
                                             =====================     ====================

    MFS:
    Strategic Inc.
    Units issued                                      1,528,743                 1,154,877
    Units redeemed                                   (1,404,814)               (1,047,090)
                                             ---------------------     --------------------
    Net increase(decrease)                              123,929                   107,787
                                             =====================     ====================

    Utilities
    Units issued                                        917,018                 1,175,956
    Units redeemed                                   (1,008,943)               (1,144,250)
                                             ---------------------     --------------------
    Net increase(decrease)                              (91,925)                   31,706
                                             =====================     ====================

    New Discovery
    Units issued                                        565,243                   684,762
    Units redeemed                                     (676,961)                 (884,340)
                                             ---------------------     --------------------
    Net increase(decrease)                             (111,718)                 (199,578)
                                             =====================     ====================

    Van Kampen:
    Emerging Markets
    Units issued                                      2,373,904                 1,964,175
    Units redeemed                                   (2,156,126)               (1,424,486)
                                             ---------------------     --------------------
    Net increase(decrease)                              217,778                   539,689
                                             =====================     ====================

    Global Value
    Units issued                                        871,738                 1,153,569
    Units redeemed                                   (1,101,269)               (1,278,997)
                                             ---------------------     --------------------
    Net increase(decrease)                             (229,531)                 (125,428)
                                             =====================     ====================

    Intl. Magnum
    Units issued                                        740,253                   494,971
    Units redeemed                                     (585,853)                 (486,120)
                                             ---------------------     --------------------
    Net increase(decrease)                              154,400                     8,851
                                             =====================     ====================


                                     FS-48



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2006                     2005
                                             ---------------------     --------------------
    Van Kampen, continued:
    U.S. Real Estate
    Units issued                                      1,136,538                 1,309,277
    Units redeemed                                   (1,080,511)               (1,366,505)
                                             ---------------------     --------------------
    Net increase(decrease)                               56,027                   (57,228)
                                             =====================     ====================

    Ameritas:
    Core Strat.
    Units issued                                      2,689,995                 2,049,947
    Units redeemed                                   (2,766,232)               (2,402,315)
                                             ---------------------     --------------------
    Net increase(decrease)                              (76,237)                 (352,368)
                                             =====================     ====================

    Income and Growth
    Units issued                                      2,570,793                 4,952,404
    Units redeemed                                   (3,602,404)               (1,375,722)
                                             ---------------------     --------------------
    Net increase(decrease)                           (1,031,611)                3,576,682
                                             =====================     ====================

    Index 500
    Units issued                                        183,709                   243,073
    Units redeemed                                     (270,504)                 (352,306)
                                             ---------------------     --------------------
    Net increase(decrease)                              (86,795)                 (109,233)
                                             =====================     ====================

    MidCap
    Units issued                                        821,735                   855,779
    Units redeemed                                     (948,547)                 (965,823)
                                             ---------------------     --------------------
    Net increase(decrease)                             (126,812)                 (110,044)
                                             =====================     ====================

    Money Market
    Units issued                                    149,953,291               150,420,956
    Units redeemed                                 (148,383,427)             (157,880,357)
                                             ---------------------     --------------------
    Net increase(decrease)                            1,569,864                (7,459,401)
                                             =====================     ====================

    Small Cap
    Units issued                                        574,836                   496,722
    Units redeemed                                     (613,368)                 (608,317)
                                             ---------------------     --------------------
    Net increase(decrease)                              (38,532)                 (111,595)
                                             =====================     ====================

    Small Co. Equity
    Units issued                                        621,518                   894,047
    Units redeemed                                     (786,836)                 (924,739)
                                             ---------------------     --------------------
    Net increase(decrease)                             (165,318)                  (30,692)
                                             =====================     ====================


                                     FS-49

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2006                     2005
                                             ---------------------     --------------------
    Ameritas, continued:
    Focused MidCap
    Units issued                                      2,882,397                 2,128,164
    Units redeemed                                   (2,678,827)               (1,792,207)
                                             ---------------------     --------------------
    Net increase(decrease)                              203,570                   335,957
                                             =====================     ====================

    Calvert:
    Balanced
    Units issued                                      2,242,891                 2,959,088
    Units redeemed                                   (2,234,456)               (3,543,210)
                                             ---------------------     --------------------
    Net increase(decrease)                                8,435                  (584,122)
                                             =====================     ====================

    Intl. Equity
    Units issued                                        531,740                   599,012
    Units redeemed                                     (489,271)                 (616,114)
                                             ---------------------     --------------------
    Net increase(decrease)                               42,469                   (17,102)
                                             =====================     ====================

    Mid Cap
    Units issued                                        131,217                   160,379
    Units redeemed                                     (130,042)                 (199,118)
                                             ---------------------     --------------------
    Net increase(decrease)                                1,175                   (38,739)
                                             =====================     ====================

    Small Cap
    Units issued                                        354,159                   385,042
    Units redeemed                                     (413,142)                 (507,872)
                                             ---------------------     --------------------
    Net increase(decrease)                              (58,983)                 (122,830)
                                             =====================     ====================

    Equity
    Units issued                                        317,321                   373,418
    Units redeemed                                     (317,494)                 (359,699)
                                             ---------------------     --------------------
    Net increase(decrease)                                 (173)                   13,719
                                             =====================     ====================

    Income
    Units issued                                      3,977,018                 2,865,129
    Units redeemed                                   (3,441,509)               (2,150,837)
                                             ---------------------     --------------------
    Net increase(decrease)                              535,509                   714,292
                                             =====================     ====================

    American Century:
    Income & Growth
    Units issued                                      6,710,429                 5,441,538
    Units redeemed                                   (6,312,456)               (5,014,064)
                                             ---------------------     --------------------
    Net increase(decrease)                              397,973                   427,474
                                             =====================     ====================


                                     FS-50

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2006                     2005
                                             ---------------------     --------------------
    AIM:
    Dynamics
    Units issued                                        507,472                   488,394
    Units redeemed                                     (516,064)                 (562,215)
                                             ---------------------     --------------------
    Net increase(decrease)                               (8,592)                  (73,821)
                                             =====================     ====================

    Summit:
    S&P MidCap
    Units issued                                        783,756                   962,129
    Units redeemed                                     (800,854)                 (934,468)
                                             ---------------------     --------------------
    Net increase(decrease)                              (17,098)                   27,661
                                             =====================     ====================

    Russell Small Cap
    Units issued                                        522,186                   595,750
    Units redeemed                                     (576,254)                 (839,737)
                                             ---------------------     --------------------
    Net increase(decrease)                              (54,068)                 (243,987)
                                             =====================     ====================

    Nasdaq-100 Index
    Units issued                                      1,096,043                 1,353,780
    Units redeemed                                   (1,369,242)               (1,783,841)
                                             ---------------------     --------------------
    Net increase(decrease)                             (273,199)                 (430,061)
                                             =====================     ====================

    Third Avenue:
    Value
    Units issued                                      2,392,890                 2,721,509
    Units redeemed                                   (2,362,319)               (2,686,932)
                                             ---------------------     --------------------
    Net increase(decrease)                               30,571                    34,577
                                             =====================     ====================

    Dreyfus:
    MidCap
    Units issued                                        314,564                   337,733
    Units redeemed                                     (305,123)                 (336,303)
                                             ---------------------     --------------------
    Net increase(decrease)                                9,441                     1,430
                                             =====================     ====================


7.  SUBSEQUENT EVENTS

    In November 2006, AVLIC's board of directors approved a plan of merger with its parent, ALIC, pending various regulatory approvals, with an effective date of May 1, 2007. AVLIC has received approval of the merger from the Insurance Department of the State of Nebraska. The surviving company will be Ameritas Life Insurance Corp. As a result of this merger, the Account will be transferred, intact, to ALIC, effective May 1, 2007. The Account will subsequently be renamed Ameritas Variable Separate Account VA-2.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                    STATUTORY FINANCIAL STATEMENTS AS OF AND
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
                 SUPPLEMENTAL SCHEDULES AS OF DECEMBER 31, 2006
                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Ameritas Variable Life Insurance Company (the Company), a wholly owned subsidiary of Ameritas Life Insurance Corp., as of December 31, 2006 and 2005 and the related statutory statements of operations, changes in surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 12.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Variable Life Insurance Company as of December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Ameritas Variable Life Insurance Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 9, 2007

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS
                                 (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                    2006                2005
                                                                              ------------------ -------------------
                                ADMITTED ASSETS
     Bonds                                                                     $       372,448    $       411,027
     Preferred stocks                                                                    1,022              1,022
     Common stocks                                                                         990                  -
     Mortgage loans                                                                     12,108             13,836
     Cash and cash equivalents                                                           1,482              7,034
     Short-term investments                                                              8,684              5,307
     Loans on insurance contracts                                                       43,962             39,961
                                                                              ------------------ -------------------

          Total Cash and Invested Assets                                               440,696            478,187

     Accrued investment income                                                           5,254              5,690
     Other reinsurance receivables                                                       1,329                 56
     Deferred tax assets                                                                 3,382              3,081
     Accounts receivable - affiliates                                                      630                259
     Other admitted assets                                                                 636              1,111
     Goodwill (Note 4)                                                                   5,667              6,746
     Separate accounts                                                               2,105,667          1,942,841
                                                                              ------------------ -------------------

                             Total Admitted Assets                             $     2,563,261    $     2,437,971
                                                                              ================== ===================



 The accompanying notes are an integral part of these statutory financial statements.


                                        2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS
                        (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                    2006                2005
                                                                              ------------------ -------------------
                           LIABILITIES AND SURPLUS

    Life and annuity reserves                                                  $       382,564    $       445,959
    Deposit-type funds                                                                  12,349              4,794
    Reserves for unpaid claims                                                             630              1,147
    Interest maintenance reserve                                                           304                488
    Accrued separate account transfers                                                 (92,641)           (92,608)
    Current federal income taxes payable - affiliate                                       519              1,015
    Asset valuation reserve                                                              2,175              1,867
    Accounts payable - affiliates                                                        5,381              1,758
    Other liabilities                                                                    4,573              4,797
    Separate accounts                                                                2,105,667          1,942,841
                                                                              ------------------ -------------------

         Total Liabilities                                                           2,421,521          2,312,058
                                                                              ------------------ -------------------

    Common stock, par value $100 per share;
      authorized 50,000 shares, issued and
      outstanding 40,000 shares                                                          4,000              4,000
    Additional paid-in capital                                                          96,720             96,720
    Unassigned surplus                                                                  41,020             25,193
                                                                              ------------------ -------------------

         Total Surplus                                                                 141,740            125,913
                                                                              ------------------ -------------------

                    Total Liabilities and Surplus                              $     2,563,261    $     2,437,971
                                                                              ================== ===================


The accompanying notes are an integral part of these statutory financial statements.


                                       3


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                       STATUTORY STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
                                                                                    2006                2005
                                                                              ------------------ -------------------

INCOME
    Premium income                                                              $       219,422    $       223,188
    Net investment income                                                                23,214             24,859
    Commission expense allowance                                                          3,899              3,982
    Income from fees associated with investment management
      and administration from separate accounts                                          19,930             19,375
    Miscellaneous income                                                                 10,624             11,828
                                                                              ------------------ -------------------

                  Total Income                                                          277,089            283,232
                                                                              ------------------ -------------------

EXPENSES
    Benefits to policyowners                                                            348,482            358,908
    Change in policy reserves                                                           (63,395)           (40,894)
    Commissions                                                                          22,099             24,391
    General insurance expenses                                                           22,593             21,534
    Taxes, licenses and fees                                                              2,218              2,487
    Net premium transferred from separate accounts                                      (79,611)          (104,781)
                                                                              ------------------ -------------------

                  Total Expenses                                                        252,386            261,645
                                                                              ------------------ -------------------

Income from operations before federal income taxes and
  realized capital losses                                                                24,703             21,587

Federal income tax expense                                                                5,302              5,963
                                                                              ------------------ -------------------

Income from operations before realized capital losses                                    19,401             15,624

Realized capital losses on investments, net of tax expense of
  $45 and $29 and transfers to the interest maintenance reserve
  of $17 and $43 and for 2006 and 2005, respectively                                        (70)              (223)
                                                                              ------------------ -------------------

Net income                                                                      $       19,331     $       15,401
                                                                              ================== ===================



The accompanying notes are an integral part of these statutory financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                   STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005
                        (in thousands, except share data)

                                                                                 Additional
                                                          Common Stock            Paid-in           Unassigned
                                                      Shares       Amount         Capital             Surplus        Total
                                                    ----------  ------------- ---------------------------------  ----------------
BALANCE, January 1, 2005                               40,000    $    4,000     $    96,720     $      10,165      $   110,885

     Net income                                             -             -               -            15,401           15,401
     Change in net unrealized losses on investments,
       net of tax                                           -             -               -              (113)            (113)
     Change in net deferred income taxes                    -             -               -               817              817
     Change in non-admitted assets                          -             -               -              (791)            (791)
     Change in liability for reinsurance in
       unauthorized companies, net of tax                   -             -               -                (1)              (1)
     Change in asset valuation reserve                      -             -               -              (285)            (285)
                                                    ----------  -------------  --------------  -----------------  ---------------

BALANCE, December 31, 2005                             40,000    $    4,000     $    96,720     $      25,193      $   125,913

     Net income                                             -             -               -            19,331           19,331
     Change in net deferred income taxes                    -             -               -              (754)            (754)
     Change in non-admitted assets                          -             -               -               455              455
     Change in liability for reinsurance in
       unauthorized companies, net of tax                   -             -               -                 3                3
     Change in asset valuation reserve                      -             -               -              (308)            (308)
     Dividend paid to common stockholder - affiliate        -             -               -            (2,900)          (2,900)
                                                    ----------  -------------  --------------  -----------------  ---------------

BALANCE, December 31, 2006                             40,000    $    4,000     $    96,720     $      41,020      $   141,740
                                                    ==========  =============  ==============  =================  ===============


The accompanying notes are an integral part of these statutory financial statements.

                                      AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                         STATUTORY STATEMENTS OF CASH FLOWS
                                                   (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
                                                                                    2006                2005
                                                                              ------------------ -------------------
 OPERATING ACTIVITIES:
    Premiums collected net of reinsurance                                      $       219,427    $       223,358
    Net investment income received                                                      25,096             26,039
    Miscellaneous income                                                                34,215             34,783
    Benefits paid to policyowners                                                     (350,152)          (358,653)
    Net transfers from separate accounts                                                79,579            104,529
    Commissions, expenses and taxes paid                                               (47,772)           (48,554)
    Federal income taxes paid                                                           (5,845)            (7,272)
                                                                              ------------------ -------------------

    Net cash from operating activities                                                 (45,452)           (25,770)
                                                                              ------------------ -------------------

 INVESTING ACTIVITIES:
    Proceeds from investments sold, matured or repaid                                   72,102             60,710
    Cost of investments acquired                                                       (34,294)           (68,339)
    Net increase in loans on insurance contracts                                        (3,960)            (4,166)
                                                                              ------------------ -------------------

    Net cash from investing activities                                                  33,848            (11,795)
                                                                              ------------------ -------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES:
    Change in deposit-type funds without life contingencies                              7,328                176
    Dividend paid to common stockholder - affiliate                                     (2,900)                 -
    Other miscellaneous, net                                                             5,001              1,170
                                                                              ------------------ -------------------

    Net cash from financing and miscellaneous activities                                 9,429              1,346
                                                                              ------------------ -------------------

 NET DECREASE IN CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS                   (2,175)           (36,219)

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - BEGINNING OF YEAR               12,341             48,560
                                                                              ------------------ -------------------

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - END OF YEAR            $        10,166    $        12,341
                                                                              ================== ===================



The accompanying notes are an integral part of these statutory financial statements.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)

1.  Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly owned subsidiary of Ameritas Life Insurance Corp. (ALIC). Prior to September 1, 2006 the Company was owned by AMAL Corporation (AMAL). Effective September 1, 2006, AMAL repurchased its outstanding shares of stock from Acacia Life Insurance Company (Acacia) and Acacia Financial Corporation (AFCO) and issued two notes payable. On this date, AMAL became a wholly owned subsidiary of ALIC. Effective September 30, 2006 AMAL was dissolved into its parent, ALIC. Prior to September 1, 2006, ALIC owned 85.77% and Acacia Companies (Acacia Life Insurance Company (Acacia) and Acacia Financial Corporation (AFCO)) owned 14.23% of AMAL, which wholly owned AVLIC, The Advisors Group, Inc. (TAG), a former broker dealer (dissolved as of November 30, 2006), and a 66.41% interest in Ameritas Investment Corp. (AIC), a broker dealer. Prior to September 26, 2005, AMAL was owned 52.41% by ALIC, 33.59% by AmerUs Life Insurance Company (AmerUs) (a non-affiliate) and 14% by Acacia Companies. ALIC and Acacia are wholly owned subsidiaries of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of UNIFI Mutual Holding Company (UNIFI).

UNIFI is a mutual insurance holding company. Owners of designated policies issued by ALIC, Acacia or The Union Central Life Insurance Company (UCL) have a membership interest in UNIFI, while contractual rights remain with ALIC, Acacia, or UCL.

The Company's insurance operations consist of variable universal life insurance, variable annuity and fixed premium annuity policies, none of which are participating with respect to dividends. The Company is licensed to operate in 49 states and the District of Columbia.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Insurance Department of the State of Nebraska comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

     (c) Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks are carried at amortized cost or fair value depending upon the characteristics of the security.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Basis of Presentation, (continued)
     (d) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

     (e) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (f) Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. However, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation;

     (g) Statutory life and annuity reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory life and annuity reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

     (h) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (i) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (j) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (k) Reinsurance recoverables on unpaid losses are reported as a reduction of life and annuity reserves, while under GAAP, they are reported as an asset; and

     (l) Comprehensive income and its components are not presented in the statutory financial statements.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and income taxes.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase.

Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost as the NAIC designation is RP3 and P3 or above.

Common stocks are generally carried at NAIC fair value. The change in the stated value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the asset valuation reserve.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the life and annuity reserves, the excess is considered a non-admitted asset.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. There was no investment income due and accrued excluded from unassigned surplus at December 31, 2006 or 2005.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Non-Admitted Assets
Certain assets, primarily goodwill, loans on insurance contracts, and a portion of deferred tax assets, are designated as "non-admitted" under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus. Total "non-admitted" assets were $12,324 and $12,779 as of December 31, 2006 and 2005, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Life and Annuity Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM"). Reserves for variable annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Life and annuity reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations.

Other life and annuity reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Insurance Department of the State of Nebraska.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
Reserves for unpaid claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments held by the Company. The reserve is computed based on the holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $201 and $228 for 2006 and 2005, respectively.

Income Taxes
For the tax year 2006 and the period September 27, 2005 through December 31, 2005, the Company will file a separate return. For the period January 1, 2005 through September 26, 2005 and tax year 2004, the Company filed a consolidated life/non-life federal income tax return with its then parent, AMAL, and other members of its affiliated group. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statutory statements of admitted assets, liabilities and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

The statute of limitations, generally, is closed for the Company through December 31, 2002. In 2006, the Internal Revenue Service started an examination for the federal income tax returns of ALIC and Acacia and their affiliates for the tax years of 2004 and 2003.

Separate Accounts
The Company issues variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity and variable life contracts are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from, and benefits paid to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, life and annuity reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity and variable life contracts are not reflected in the Company's statutory statements of operations.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Common Stocks - For publicly traded securities, fair value is determined using prices published by the NAIC SVO.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Cash and Cash Equivalents, Short-Term Investments and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these instruments.

         Loans on Insurance Contracts - The carrying amounts approximate fair value.

         Deposit-Type Funds - Deposit-type funds with a fixed maturity are valued at discounted present value using market interest rates. Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


2.  Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2006:

                                                                        Gross           Gross
                                                  Book/Adjusted       Unrealized      Unrealized
                                                  Carrying Value        Gains           Losses         Fair Value
--------------------------------------------------------------------------------------------------------------------
U.S. Government                                   $       55,484  $          111   $        1,117  $       54,478
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed Obligations
  of Agencies and Authorities of Governments and
  Their Political Subdivisions                            36,052               6              842          35,216
Public Utilities (Unaffiliated)                           29,047              61              574          28,534
Industrial & Miscellaneous (Unaffiliated)                251,865           1,008            5,234         247,639
--------------------------------------------------------------------------------------------------------------------
  Total Bonds                                     $      372,448  $        1,186   $        7,767  $      365,867
====================================================================================================================

The table below provides additional information relating to bonds held at
December 31, 2005:
                                                                        Gross           Gross
                                                  Book/Adjusted       Unrealized      Unrealized
                                                  Carrying Value        Gains           Losses         Fair Value
--------------------------------------------------------------------------------------------------------------------
U.S. Government                                   $       38,522  $          174   $          522  $       38,174
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed Obligations
  of Agencies and Authorities of Governments and
  Their Political Subdivisions                            68,244              23            1,343          66,924
Public Utilities (Unaffiliated)                           23,723             249              255          23,717
Industrial & Miscellaneous (Unaffiliated)                280,538           2,313            4,834         278,017
--------------------------------------------------------------------------------------------------------------------
  Total Bonds                                     $      411,027  $        2,759   $        6,954  $      406,832
====================================================================================================================

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


2.  Investments, (continued)

Bonds, (continued)
An aging of unrealized losses on the Company's investments in bonds were as follows:

                                                                    December 31, 2006
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                            Fair      Unrealized      Fair        Unrealized    Fair     Unrealized
                                           Value        Losses       Value          Losses     Value       Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Government                         $     3,713 $        11   $    42,542 $     1,106   $    46,255 $     1,117
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                        672           2        34,408         840        35,080         842
Public Utilities (Unaffiliated)               3,999          27        15,760         547        19,759         574
Industrial & Miscellaneous
  (Unaffiliated)                             28,775         145       168,563       5,089       197,338       5,234
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  37,159         185       261,273       7,582       298,432       7,767
Preferred Stocks (Unaffiliated)               1,020           2             -           -         1,020           2
--------------------------------------------------------------------------------------------------------------------
Total                                   $    38,179 $       187   $   261,273 $     7,582   $   299,452 $     7,769
--------------------------------------------------------------------------------------------------------------------

                                                                    December 31, 2005
                                       -----------------------------------------------------------------------------
                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                            Fair      Unrealized      Fair        Unrealized    Fair     Unrealized
                                           Value        Losses       Value          Losses     Value       Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Government                         $    28,698 $       505   $       992 $        17   $    29,690 $       522
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     44,879         872        18,030         471        62,909       1,343
Public Utilities (Unaffiliated)               9,145         255             -           -         9,145         255
Industrial & Miscellaneous
  (Unaffiliated)                            148,121       3,096        37,777       1,738       185,898       4,834
--------------------------------------------------------------------------------------------------------------------
Total Bonds                             $   230,843 $     4,728   $    56,799 $     2,226   $   287,642 $     6,954
--------------------------------------------------------------------------------------------------------------------

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2006 or 2005 are temporary.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


2.  Investments, (continued)

Bonds, (continued)
The Company's bond and short-term investment portfolio is predominantly comprised of investment grade securities. At December 31, 2006 and 2005, bonds totaling $14,312 and $16,860, respectively, (3.8% and 4.0% of the total bond and short-term portfolios, respectively) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2006, the Company recorded realized losses for other than temporary impairments on bonds of $355. The Company recorded no realized losses for other than temporary impairments on bonds during 2005.

The carrying value and fair value of bonds at December 31, 2006, by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                  Book/Adjusted
                                                                                 Carrying Value      Fair Value
--------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                          $        30,368  $        30,377
Due after one year through five years                                                    136,758          134,362
Due after five years through ten years                                                   115,700          113,161
Due after ten years                                                                       68,431           67,018
Bonds with multiple repayment dates                                                       21,191           20,949
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                      $       372,448  $       365,867
====================================================================================================================

Bonds with a book/adjusted carrying value of $3,766 and $3,816 at December 31, 2006 and 2005, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Sales of bond investments in 2006 resulted in proceeds of $14,633 on which the Company realized gross gains of $396 and gross losses of $95. Sales of bond investments in 2005 resulted in proceeds of $17,823 on which the Company realized gross gains of $328 and gross losses of $554.

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. There were no new mortgage loans issued during 2006. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2006 and 2005.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


2.  Investments, (continued)

Mortgage Loans, (continued)

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2006 and 2005 are as follows:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Texas                                                                            $         2,051  $         2,291
Illinois                                                                                   1,735            1,952
Utah                                                                                       1,726            1,910
All other states                                                                           6,596            7,683
--------------------------------------------------------------------------------------------------------------------
                                                                                 $        12,108  $        13,836
====================================================================================================================

At December 31, 2006 and 2005, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

Fair Value of Financial Instruments
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                              2006                              2005
                                                --------------------------------------------------------------------
                                                  Book/Adjusted        Fair        Book/Adjusted          Fair
                                                  Carrying Value      Value        Carrying Value        Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
Bonds                                             $      372,448  $      365,867   $      411,027  $      406,832
Preferred stocks                                           1,022           1,020            1,022           1,024
Common stocks                                                990           1,009                -               -
Mortgage loans                                            12,108          12,109           13,836          13,980
Cash and cash equivalents                                  1,482           1,482            7,034           7,034
Short-term investments                                     8,684           8,684            5,307           5,307
Loans on insurance contracts                              43,962          43,962           39,961          39,961
Accrued investment income                                  5,254           5,254            5,690           5,690
Assets related to separate accounts                    2,105,667       2,105,667        1,942,841       1,942,841

Financial Liabilities:
Deposit-type funds                                $       12,349  $       12,349   $        4,794  $        4,794
Liabilities related to separate accounts               2,105,667       2,105,667        1,942,841       1,942,841
--------------------------------------------------------------------------------------------------------------------

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


3.  Income Taxes

The following are federal income taxes paid in the current and prior years that will be available for recoupment in the event of future losses:

2006                           $         5,517
2005                                     6,127
2004                                     4,384

The Company has no capital loss carryforwards as of December 31, 2006.

Federal income taxes incurred at December 31 consist of the following major components:
                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Current federal income taxes
Operations                                                                       $         5,302  $         5,963
Capital gains                                                                                 45               29
--------------------------------------------------------------------------------------------------------------------
                                                                                           5,347            5,992
Change in net deferred income taxes                                                          754             (817)
--------------------------------------------------------------------------------------------------------------------
    Total federal income taxes incurred                                          $         6,101  $         5,175
====================================================================================================================

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                                      2006              2005
 -------------------------------------------------------------------------------------------------------------------
 Income before federal income taxes and realized
   capital losses                                                                $        24,703  $        21,587
 Net realized capital losses before federal income
   taxes and transfer to IMR                                                                  (8)            (151)
 -------------------------------------------------------------------------------------------------------------------
 Total pretax income                                                                      24,695           21,436
 Dividends received deduction                                                             (6,683)          (6,371)
 Change in non-admitted assets                                                              (599)              (5)
 Other                                                                                       (27)            (602)
 -------------------------------------------------------------------------------------------------------------------
                                                                                          17,386           14,458
 Statutory tax rate                                                                         0.35             0.35
 -------------------------------------------------------------------------------------------------------------------
                                                                                           6,085            5,060
 Change in federal income tax reserve                                                         16              115
 -------------------------------------------------------------------------------------------------------------------
       Total federal income taxes incurred                                       $         6,101  $         5,175
 ===================================================================================================================


                                       17

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


3.  Income Taxes, (continued)

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                                     $           123  $             -
Deferred policy acquisition costs                                                         10,606           10,571
Future policy and contract benefits                                                        2,620            3,533
Acacia Life distribution                                                                   2,814            3,207
Capital loss carryover                                                                         -              148
Non-admitted assets                                                                          290               81
Other                                                                                         13               23
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                 16,466           17,563
--------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
Unrealized investment gains                                                                  129              137
Acacia National Life Insurance Company inforce                                             1,461            1,787
Other                                                                                          -                9
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                                             1,590            1,933
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                                                    14,876           15,630
Less: non-admitted deferred tax assets                                                    11,494           12,549
--------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                                                 $         3,382  $         3,081
====================================================================================================================
Increase(decrease) in deferred tax assets non-admitted                           $        (1,055) $           830
====================================================================================================================

The change in net deferred income taxes is comprised of the following:
                                                                                     December 31
                                                                   -------------------------------------------------
                                                                         2006            2005           Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                           $      16,466   $      17,563   $      (1,097)
Gross deferred tax liabilities                                              1,590           1,933            (343)
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                              $      14,876   $      15,630            (754)
====================================================================================================
Tax effect of unrealized gains                                                                                  -
                                                                                                   -----------------
Change in net deferred income tax                                                                   $        (754)
                                                                                                   =================

                                                                                     December 31
                                                                    -------------------------------------------------
                                                                         2005            2004           Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                           $      17,563   $      17,836   $        (273)
Gross deferred tax liabilities                                              1,933           3,060          (1,127)
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                              $      15,630   $      14,776             854
====================================================================================================
Tax effect of unrealized gains                                                                                (37)
                                                                                                   -----------------
Change in net deferred income tax                                                                   $         817
                                                                                                   =================


AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


3.  Income Taxes, (continued)

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was increased by $16 and $115 in 2006 and 2005, respectively.

4.  Information Concerning Parent, Subsidiaries and Affiliates

Effective April 1, 2002, the Company and Acacia National Life Insurance Company (merged with Acacia as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,079 and $1,080 for the years ended December 31, 2006 and 2005, respectively.

The Company's variable life and annuity products are distributed through affiliated broker dealers. Policies placed by these affiliates generated commission expense of $21,528 and $23,793 for the years ended December 31, 2006 and 2005, respectively.

The Company has a variable insurance trust (VIT). The Company, ALIC, and First Ameritas Life Insurance Corp. of New York (FALIC), an affiliate, offer the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $603,074 and $599,621 in the VIT as of December 31, 2006 and 2005, respectively. ALIC had separate account investments of $1,892 and $1,899 in the VIT as of December 31, 2006 and 2005, respectively. FALIC had separate account investments of $259 and $235 in the VIT as of December 31, 2006 and 2005, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Summit Investment Partners, Inc. (SIP), affiliates, to policyowners through the separate accounts. Separate account investments in mutual funds offered through CVS and SIP were $152,381 and $129,702 as of December 31, 2006 and 2005, respectively.

As of December 31, 2006 and 2005, respectively, the Company had short-term investments of $82 and $343 in mutual funds of an affiliate.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                      Receivable (Payable)
--------------------------------------------------------------------------------
Ameritas Holding Company                               $           304
Calvert Group, Ltd.                                                159
AmerUs Life Insurance Company                                       59
Ameritas Investment Corp.                                           73
Ameritas Life Insurance Corp.                                   (4,101)
Acacia Life Insurance Company                                     (442)
Pathmark Administrators, Inc.                                        9
Ameritas Investment Advisors, Inc.                                  26
Union Central Life Insurance Company                              (838)
--------------------------------------------------------------------------------

The Company had entered into guarantee agreements with ALIC and AmerUs (through September 26, 2005) whereby they guarantee the full, complete and absolute performance of all duties and obligations of the Company. As of September 26, 2005 ALIC purchased additional shares of AMAL common stock from AmerUs whereby increasing ALIC's ownership to over 85% of AMAL. Upon the sale of shares, AmerUs was released from its obligation under the guarantee agreement for the Company's full, complete and absolute performance.

Affiliates provide technical, financial, legal, marketing and investment advisory support to the Company under administrative service agreements. The cost of these services to the Company for years ended December 31, 2006 and 2005 was $20,707 and $16,841, respectively.

AmerUs, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2006 and 2005, reducing the respective ceded allowance to $81 and $78 which is included as a reduction of life and annuity reserves. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $1,806 and $3,053 of additional reserves as of December 31, 2006 and 2005, respectively.

The Company provides supervision, training and marketing support for variable product distributions to AIC and Calvert Group, LTD., affiliates. The Company earned fees of $1,183 and $916 for these services for the years ended December 31, 2006 and 2005, respectively. The fees are reflected in miscellaneous income in the statutory statements of operations.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


5.  Benefit Plans

The Company had no employees during 2006. The information presented below relates only to 2005.

The Company participated in a non-contributory defined benefit plan (the Plan or Pension Plan) sponsored by AHC. Pension costs included current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are held by AHC. Total Company contributions for 2005 were $1.

The Company's employees participated in a defined contribution plan that covered substantially all full-time employees and agents of AHC and its subsidiaries. Company matching contributions under the defined contribution plan ranged from ..05% to 3.0% of the participant's compensation in 2005. In addition, for eligible employees who were not Pension plan participants, the Company made a contribution of 6.0% of the participant's compensation. Contributions by the Company to the defined contribution plan, net of forfeitures, were ($47) in 2005.

The Company was also included in a postretirement benefit plan providing group medical coverage to retired employees of AMAL and its subsidiaries. For employees eligible to retire on or before January 1, 2000 these benefits were a specified percentage of premium until age 65 and a flat dollar amount thereafter. For employees eligible for retirement after January 1, 2000, benefits were up to the date when the employee became eligible for Medicare. Employees became eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the immediately preceding 5 years. Benefit costs include the expected cost of postretirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The assets and liabilities of this plan are not segregated. Total Company contributions were $1 for the year ended December 31, 2005.

Expenses for the defined benefit plan and postretirement group medical plan were allocated to the Company based on the number of employees.

6.  Dividend Restrictions and Surplus

The Company is subject to regulation by the Insurance Department of the State of Nebraska, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. A cash dividend was paid on the Company's common stock to its parent of $2,900 for the year ended December 31, 2006. No dividend on common stock was paid in 2005.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


6.  Dividend Restrictions and Surplus (continued)

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                       2006              2005
 ----------------------------------------------------------------------------------------------------
 Unrealized losses on investments, net of tax                     $             -  $          (230)
 Nonadmitted asset values                                                 (12,324)         (12,549)
 Asset valuation reserves                                                  (2,175)          (1,867)
 Liability for reinsurance in unauthorized
   companies, net of tax                                                        -               (3)
 ----------------------------------------------------------------------------------------------------

7.  Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $64 and $61 as of December 31, 2006 and 2005, respectively, and estimated recoveries from premium taxes of $45 and $44 as of December 31, 2006 and 2005, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

The Company's exposure to credit loss is represented by the contractual notional amount of mortgage loan commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments. There were no mortgage loan commitments outstanding as of December 31, 2006.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization that advocates ethical market conduct.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


7.  Commitments and Contingencies (continued)

The Company engages in securities lending transactions to generate additional income. The program is administered by an authorized financial institution and requires the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal or exceeding 102% of the fair value of the loaned securities. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as bonds in the statutory statements of admitted assets, liabilities, and surplus. Bonds loaned as of December 31, 2006 were $9,823. The fair value of cash collateral held was $10,530 as of December 31, 2006. There was no non-cash collateral on deposit at December 31, 2006.

8.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with ALIC, AmerUs, Acacia and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                              Years Ended December 31
                                                                        ------------------------------------
                                                                              2006              2005
------------------------------------------------------------------------------------------------------------
Premium income:
  Ceded (related party $10,412 and $10,671 in 2006 and 2005)             $        15,955  $        15,487
Benefits to policyowners:
  Ceded (related party $7,813 and $3,732 in 2006 and 2005)                        12,518            5,192
Life and annuity reserves:
  Ceded (related party $3,787 and $3,863 in 2006 and 2005)                         5,734            5,944
------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

9.  Life and Annuity Reserves

The Company does not waive deduction of deferred fractional premiums due upon death of the insured, nor does it return any portion of the final premium beyond the date of death. Surrender values are not provided in excess of the legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the life and annuity reserve. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2006 and 2005, respectively, the Company had $35,840 and $18,463 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Insurance Department of the State of Nebraska. Reserves recorded to cover the above insurance totaled $1,777 and $161 at December 31, 2006 and 2005, respectively.

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


10. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2006
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
   At book value less current surrender charge of 5% or more                     $       563,493        31.67
   At book value without adjustment (minimal or no charge)                             1,212,458        68.15
   Not subject to discretionary withdrawal                                                 3,275         0.18
--------------------------------------------------------------------------------------------------------------------
Total gross                                                                            1,779,226          100%
                                                                                                 ===================
Reinsurance ceded                                                                             23
--------------------------------------------------------------------------------------------------
Total net                                                                        $     1,779,203
==================================================================================================

                                                                                               2005
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
   At book value less current surrender charge of 5% or more                     $       643,334        37.00
   At book value without adjustment (minimal or no charge)                             1,089,331        62.66
   Not subject to discretionary withdrawal                                                 5,883         0.34
--------------------------------------------------------------------------------------------------------------------
Total gross                                                                            1,738,548          100%
                                                                                                 ===================
Reinsurance ceded                                                                             43
--------------------------------------------------------------------------------------------------
Total net                                                                        $     1,738,505
==================================================================================================


The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual
Statement, both of which are filed with the Insurance Department of the State of Nebraska, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                        $       315,995  $       378,810
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)              582              681
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                      12,349            4,794
--------------------------------------------------------------------------------------------------------------------
                                                                                         328,926          384,285
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                      1,450,277        1,354,220
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $     1,779,203  $     1,738,505
====================================================================================================================


                                       24

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


11.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                                         $       210,539  $       208,710
--------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
    Fair value                                                                   $     2,012,679  $     1,850,419
====================================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal:
    At book value without fair value adjustment and with current surrender
     charge of 5% or more                                                        $       696,736  $       804,091
    At book value without fair value adjustment and with current surrender
     charge <5%                                                                        1,315,943        1,046,328
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $     2,012,679  $     1,850,419
====================================================================================================================

Reconciliation of net transfers from separate accounts at December 31:
Transfers as reported in the summary of operations of the
  Separate Accounts Annual Statement:
    Transfers to separate accounts                                               $       210,539  $       208,710
    Transfers from separate accounts                                                    (290,150)        (313,491)
--------------------------------------------------------------------------------------------------------------------
Net transfers as reported in the statutory statements of operations              $       (79,611) $      (104,781)
  of the Company
====================================================================================================================

                                       25

AMERITAS VARIABLE LIFE INSURANCE COMPANY

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2006 AND 2005
(in thousands)


12.  Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and Equity

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. These practices differ from GAAP.
The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity:

For the years ended December 31:                                                      2006              2005
--------------------------------------------------------------------------------------------------------------------
Statutory net income as reported                                                 $        19,331  $        15,401
Insurance reserves                                                                          (357)           2,978
Deferred policy acquisition costs                                                          9,288            1,083
Deferred income taxes and other tax reclassifications                                     (4,041)            (551)
Statutory investment reserves                                                               (184)            (185)
Goodwill amortization                                                                      1,079            1,080
Other                                                                                         53               32
--------------------------------------------------------------------------------------------------------------------
GAAP net income                                                                  $        25,169  $        19,838
====================================================================================================================
At December 31:
Statutory surplus                                                                $       141,740  $       125,913
Insurance reserves                                                                      (113,623)        (113,266)
Deferred policy acquisition costs                                                        215,301          204,124
Deferred income taxes                                                                    (23,439)         (19,283)
Valuation of investments                                                                  (6,393)          (3,988)
Statutory investment reserves                                                              2,479            2,355
Goodwill                                                                                  (5,667)          (6,746)
Other                                                                                        658               21
--------------------------------------------------------------------------------------------------------------------
GAAP equity                                                                      $       211,056  $       189,130
====================================================================================================================

13.  Subsequent Event

In November 2006, the Company's Board of Directors approved a plan of merger with its parent, ALIC, a Nebraska domiciled life and accident and health insurance company, pending various approvals. The Company received approval of the merger from the Insurance Department of the State of Nebraska. The Company will account for this transaction as a statutory merger under Statement of Statutory Principles No. 68 - Business Combinations and Goodwill. The surviving company will be named Ameritas Life Insurance Corp. with no shares of stock to be issued. The merger has an effective date of May 1, 2007. The Company does not expect this transaction to have a material effect on its financial condition or unassigned surplus funds.

PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     a) Financial Statements:

     The financial statements of the subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 and Ameritas Variable Life Insurance Company are filed in Part B. They include:

     Subaccounts of Ameritas Variable Life Insurance Company Separate Account
         VA-2: Report of Deloitte & Touche LLP, independent registered public accounting firm.
         Statements of Net Assets as of December 31, 2006.
         Statements of Operations for the period ended December 31, 2006. Statements of Changes in Net Assets for the periods ended December 31, 2006 and 2005.
         Notes to Financial Statements for the periods ended December 31, 2006 and 2005.

     Ameritas Variable Life Insurance Company:
         Report of Deloitte & Touche LLP, independent auditors.
         Statutory Statements of Admitted Assets, Liabilities, and Surplus as of December 31, 2006 and 2005.
         Statutory Statements of Operations for the years ended December 31, 2006 and 2005.
         Statutory Statements of Changes in Surplus for the years ended
         December 31, 2006 and 2005.
         Statutory Statements of Cash Flows for the years ended December 31, 2006 and 2005.
         Notes to the Statutory Financial Statements for the years ended December 31, 2006 and 2005.

All schedules of Ameritas Variable Life Insurance Company for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

There are no financial statements included in Part A or Part C.

     b)  Exhibits

     Exhibit
     Number       Description of Exhibit
     (1)          Resolution of Board of Directors of Ameritas Variable Life Insurance Company
                  Establishing Ameritas Variable Life Insurance Company Separate Account VA-2.  (1)
     (2)          Custody Agreements.  Not applicable.
     (3) (a)      Principal Underwriting Agreement.  (2)
     (3) (b)      Form of Selling Agreement.  (3)
     (4)          Form of Variable Annuity Contract and Riders.  4, (5)
     (5)          Form of Application for Variable Annuity Contract.  (6)
     (6) (a)      Articles of Incorporation of Ameritas Variable Life Insurance Company.  (7)
     (6) (b)      Bylaws of Ameritas Variable Life Insurance Company.  (8)
     (7)          Reinsurance Agreements.  Not Applicable.
     (8) (a)      Participation Agreement (MFS).  (3)
     (8) (b)      Participation Agreement (Fidelity).  (7)
     (8) (c)      Participation Agreement (Alger American).  (7)
     (8) (d)      Participation Agreement (Morgan Stanley)).  (3)
     (8) (e)      Form of Participation Agreement (Calvert Variable Series, Inc. Ameritas Portfolios).  (9)
     (8) (f)      Form of Participation Agreement (Calvert Variable Series, Inc.).  (10)
     (8) (g)      Form of Participation Agreement (American Century).  (10)
     (8) (h)      Form of Participation Agreement (AIM (INVESCO)).  (10)
     (8) (i)      Form of Participation Agreement (Summit).  (10)
     (8) (j)      Form of Participation Agreement (Third Avenue).  (10)
     (8) (k)      Form of Participation Agreement (Dreyfus).  (11)
     (9)          Opinion and Consent of Counsel.
     (10)         Consents of Independent Auditors and Independent Registered
                  Public Accounting Firm.
     (11)         Omitted financial statements.  (12)
     (12)         Initial Capital Agreements.  Not applicable.
                  Powers of Attorney.  (13)

1        Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance
         Company Separate Account VA-2, File No. 333-36507, filed on September 26, 1997.
2        Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement for Ameritas
         Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed on February 28, 1997.
3        Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance
         Company Separate Account V, File No. 333-15585, filed on November 6, 1996.
4        Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance
         Company Separate Account VA-2, File No. 333-47162, filed on October 2, 2000.
5        Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement for Ameritas
         Variable Life Insurance Company Separate Account VA-2, File No. 333-47162, filed March 1, 2002.
6        Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas
         Variable Life Insurance Company Separate Account VA-2, File No. 333-47162, filed December 22, 2000.
7        Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas
         Variable Life Insurance Company, Separate Account V File No. 333-15585, filed on January 17, 1997.
8        Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas
         Variable Life Insurance Company Separate Account VA-2, File No. 33-36507, filed on February 20, 1998.
9        Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas
         Variable Life Insurance Company Separate Account V, File No. 333-15585, filed on August 30, 1999.
10       Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas
         Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
11       Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement for Ameritas
         Variable Life Insurance Company Separate Account VA-2, File No. 33-33844, filed February 24, 2003.
12       Financial Statements omitted from Item 24 include: The December 31, 2005 financial statements of Ameritas
         Variable Life Insurance Company's parent and guarantor, Ameritas Life Insurance Corp., and AMAL
         Corporation and Subsidiaries Consolidated Financial Statements, which are incorporated by reference to
         Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 for File No. 333-71505, as filed on April 10, 2006.
13       Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement for Ameritas
         Variable Life Insurance Company Separate Account V, File No. 333-64496, filed February 28, 2006.

Item 25.        Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address                 with Depositor

           Lawrence J. Arth*                Director, Chairman & Chief Executive Officer
           JoAnn M. Martin*                 Director, President & Chief Operating Officer
           Haluk Ariturk*                   Director
           Jan M. Connolly*                 Director
           Kenneth L. VanCleave*            Director
           Arnold D. Henkel*                Director, Executive Vice President
           William W. Lester*               Director, Senior Vice President, Chief Investment Officer, & Treasurer
           Robert C. Barth*                 Senior Vice President, Controller & Chief Accounting Officer
           Raymond M. Gilbertson*           Vice President - Corporate Compliance
           Dale D. Johnson*                 Senior Vice President and Corporate Actuary
           Robert G. Lange*                 Vice President, Secretary & General Counsel

* Principal business address: Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26.        Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                     Acacia Service Corp. (VA).........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                     Calvert Asset Management Company (DE).............asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Variable Life Insurance Company (NE)............life insurance company
              Ameritas Investment Corp. (NE)...........................a securities broker dealer and investment advisor owned by Ameritas Life Insurance
                                                                       Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)

              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              Summit Investment Partners, LLC (OH).....................investment adviser
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc.(DE)......pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27.      Number of Contractowners

              As of December 31, 2006 there were 22,082 qualified contracts and 10,670 non-qualified contracts in the Separate Account.

Item 28.      Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

     a) Ameritas Investment Corp. ("AIC") which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V and Ameritas Variable Separate Account VL and variable annuity contracts issued through Ameritas Variable Separate Account VA. AIC also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, First Ameritas Variable Life Separate Account, and Carillon Life Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, First Ameritas Variable Annuity Separate Account, and Carillon Account.

     b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal          Positions and Offices
          Business Address            With Underwriter

          JoAnn M. Martin *           Director, Chair & Senior Vice President
          Salene Hitchcock-Gear*      Director, President & Chief Executive Officer
          Gary R. McPhail**           Director, Senior Vice President
          William W. Lester*          Director, Vice President & Treasurer
          Gary T. Huffman***          Director
          Billie B. Beavers****       Senior Vice President
          Bruce D. Lefler****         Senior Vice President, Public Finance
          Gregory C. Sernett*         Vice President, Chief Compliance Officer, and Assistant Secretary
          Robert G. Lange*            Vice President, Secretary, & General Counsel
          Michael M. VanHorne****     Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240
**** Principal business address: Ameritas Investment Corp., 440 Regency Parkway
     Drive, Suite 222, Omaha, Nebraska 68114.

     c)                        Net Underwriting       Compensation
          Name of Principal     Discounts and             on                Brokerage
           Underwriter (1)     Commissions (2)       Redemption (3)      Commissions (4)     Compensation (5)
         -------------------  ----------------       --------------      ---------------     ----------------
          Ameritas Investment
          Corp. ("AIC")          $10,168,715              $0                 $29,566            $149,175

          (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

     Not Applicable.

Item 32.  Undertakings

     Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

     Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

     Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

     Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account VA-2 certifies that this Post-Effective Amendment No. 11 to Registration Statement Number 333-47162 meets all the requirements of effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 2nd day of April, 2007.

                                        AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                               SEPARATE ACCOUNT VA-2, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor

                                                        By: Lawrence J. Arth (1)
                                                           ---------------------
                                                           Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 2, 2007.

       SIGNATURE                                               TITLE
     Lawrence J. Arth (1)                   Director, Chairman & Chief Executive Officer
     JoAnn M. Martin (1)                    Director, President & Chief Operating Officer
     Haluk Ariturk(1)                       Director
     Jan M. Connolly(1)                     Director
     Kenneth L. VanCleave(1)                Director
     Arnold D. Henkel(1)                    Director, Executive Vice President
     William W. Lester (1)                  Director, Senior Vice President, Chief Investment Officer, & Treasurer
     Robert C. Barth (1)                    Senior Vice President, Controller & Chief Accounting Officer

     /S/ Robert G. Lange                    Vice President, Secretary, & General Counsel
     -------------------
     Robert G. Lange

1 Signed by Robert G. Lange under Powers of Attorney executed effective as of February 24, 2006.

                                  Exhibit Index

     Exhibit

        9    Legal Opinion and Consent

       10 Consents of Independent Auditors and Independent Registered Public Accounting Firm

       11    Omitted Financial Statements